UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-9689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

                                                    PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS               JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                        INTEREST RATE    MATURITY DATE          VALUE
US TREASURY SECURITIES - 100.22%

MUTUAL FUND - 4.83%
$    150,000,000  CASH MANAGEMENT BILL^                                      3.19%        07/15/2005     $   149,814,208
                                                                                                         ---------------

US TREASURY BILLS - 93.77%
     100,000,000  US TREASURY BILL^                                          2.71         07/07/2005          99,954,917
      84,092,000  US TREASURY BILL^                                          2.74         07/07/2005          84,053,598
      81,640,000  US TREASURY BILL^                                          2.78         07/07/2005          81,602,207
     100,000,000  US TREASURY BILL^                                          2.59         07/14/2005          99,906,653
      10,000,000  US TREASURY BILL^                                          2.73         07/14/2005           9,990,160
      16,385,000  US TREASURY BILL^                                          2.77         07/14/2005          16,368,610
       4,155,000  US TREASURY BILL^                                          2.80         07/14/2005           4,150,806
      65,723,000  US TREASURY BILL^                                          2.60         07/21/2005          65,628,249
      14,165,000  US TREASURY BILL^                                          2.77         07/21/2005          14,143,202
     150,000,000  US TREASURY BILL^                                          2.91         07/21/2005         149,758,333
     250,000,000  US TREASURY BILL^                                          2.67         07/28/2005         249,500,312
     150,199,000  US TREASURY BILL^                                          2.79         08/04/2005         149,803,935
      75,000,000  US TREASURY BILL^                                          2.88         08/11/2005          74,754,000
     200,000,000  US TREASURY BILL^                                          2.91         08/11/2005         199,338,305
     250,000,000  US TREASURY BILL^                                          2.85         08/18/2005         249,050,000
      36,900,000  US TREASURY BILL^                                          2.89         08/25/2005          36,737,358
     150,000,000  US TREASURY BILL^                                          2.89         08/25/2005         149,337,708
     100,000,000  US TREASURY BILL^                                          2.93         09/01/2005          99,496,250
     150,000,000  US TREASURY BILL^                                          3.01         09/01/2005         149,222,417
     250,000,000  US TREASURY BILL^                                          2.95         09/08/2005         248,586,458
     100,000,000  US TREASURY BILL^                                          2.91         09/15/2005          99,385,667
     100,000,000  US TREASURY BILL^                                          2.94         09/15/2005          99,380,389
     100,000,000  US TREASURY BILL^                                          2.92         09/22/2005          99,327,931
      49,570,000  US TREASURY BILL^                                          3.00         09/22/2005          49,227,141
      33,895,000  US TREASURY BILL^                                          3.02         09/22/2005          33,658,997
     100,000,000  US TREASURY BILL^                                          2.95         09/29/2005          99,262,500
     100,000,000  US TREASURY BILL^                                          3.02         10/06/2005          99,186,278
     100,000,000  US TREASURY BILL^                                          3.06         11/17/2005          98,818,500

                                                                                                           2,909,630,881
                                                                                                         ---------------

US TREASURY NOTES - 1.62%
      50,000,000  US TREASURY NOTE                                           5.75         11/15/2005          50,458,959
                                                                                                         ---------------

TOTAL US TREASURY SECURITIES (COST $3,109,904,048)                                                         3,109,904,048
                                                                                                         ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,109,904,048)*                                   100.22%                                         $ 3,109,904,048

OTHER ASSETS AND LIABILITIES, NET                         (0.22)                                              (6,940,130)
                                                        -------                                          ---------------

TOTAL NET ASSETS                                         100.00%                                         $ 3,102,963,918
                                                        -------                                          ---------------

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.19%

APPAREL & ACCESSORY STORES - 8.30%
         189,500  AMERICAN EAGLE OUTFITTERS INCORPORATED                                                      $     5,808,175
          72,300  NORDSTROM INCORPORATED                                                                            4,914,231
          77,800  URBAN OUTFITTERS INCORPORATED+                                                                    4,410,482

                                                                                                                   15,132,888
                                                                                                              ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 2.04%
          95,700  HOME DEPOT INCORPORATED                                                                           3,722,730
                                                                                                              ---------------

BUSINESS SERVICES - 14.36%
         189,000  ADOBE SYSTEMS INCORPORATED                                                                        5,409,180
          96,100  CHECKFREE CORPORATION+                                                                            3,273,166
         232,900  MICROSOFT CORPORATION                                                                             5,785,236
         286,200  ORACLE CORPORATION+                                                                               3,777,840
         139,300  ROBERT HALF INTERNATIONAL INCORPORATED                                                            3,478,321
         205,100  SYMANTEC CORPORATION+                                                                             4,458,874

                                                                                                                   26,182,617
                                                                                                              ---------------

CHEMICALS & ALLIED PRODUCTS - 8.16%
          63,100  GENENTECH INCORPORATED+                                                                           5,065,668
         105,100  GILEAD SCIENCES INCORPORATED+                                                                     4,623,349
          98,300  PROCTER & GAMBLE COMPANY                                                                          5,185,325

                                                                                                                   14,874,342
                                                                                                              ---------------

DEPOSITORY INSTITUTIONS - 1.43%
          68,900  INVESTORS FINANCIAL SERVICES CORPORATION                                                          2,605,798
                                                                                                              ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 17.39%
         109,000  AMPHENOL CORPORATION CLASS A                                                                      4,378,530
         259,600  CISCO SYSTEMS INCORPORATED+                                                                       4,960,956
         185,100  COMVERSE TECHNOLOGY INCORPORATED+                                                                 4,377,615
         135,100  GENERAL ELECTRIC COMPANY                                                                          4,681,215
         201,800  INTEL CORPORATION                                                                                 5,258,908
          50,700  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                          3,882,606
         156,000  NVIDIA CORPORATION+                                                                               4,168,320

                                                                                                                   31,708,150
                                                                                                              ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.42%
          49,600  FORTUNE BRANDS INCORPORATED                                                                       4,404,480
                                                                                                              ---------------

FOOD & KINDRED PRODUCTS - 1.93%
          65,200  PEPSICO INCORPORATED                                                                              3,516,236
                                                                                                              ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.52%
          74,100  3M COMPANY                                                                                        5,357,430
         120,800  DELL INCORPORATED+                                                                                4,772,808
          75,400  NATIONAL-OILWELL INCORPORATED+                                                                    3,584,516

                                                                                                                   13,714,754
                                                                                                              ---------------

INSURANCE CARRIERS - 4.83%
          49,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                    3,716,566
          97,600  UNITEDHEALTH GROUP INCORPORATED                                                                   5,088,864

                                                                                                                    8,805,430
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
LEATHER & LEATHER PRODUCTS - 2.78%
         150,600  COACH INCORPORATED+                                                                         $     5,055,642
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.58%
          58,400  BAUSCH & LOMB INCORPORATED                                                                        4,847,200
          69,100  BECTON DICKINSON & COMPANY                                                                        3,625,677
          70,100  STRYKER CORPORATION                                                                               3,333,956
          50,400  ZIMMER HOLDINGS INCORPORATED+                                                                     3,838,968

                                                                                                                   15,645,801
                                                                                                              ---------------

MEDICAL MANAGEMENT SERVICES - 3.20%
          82,500  COVENTRY HEALTH CARE INCORPORATED+                                                                5,836,875
                                                                                                              ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.86%
          80,200  JOHNSON & JOHNSON                                                                                 5,213,000
                                                                                                              ---------------

MISCELLANEOUS RETAIL - 4.53%
          84,200  EXPRESS SCRIPTS INCORPORATED+                                                                     4,208,316
          88,100  WALGREEN COMPANY                                                                                  4,051,719

                                                                                                                    8,260,035
                                                                                                              ---------------

MOTION PICTURES - 1.78%
         128,900  WALT DISNEY COMPANY                                                                               3,245,702
                                                                                                              ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.99%
         102,400  AMERICAN EXPRESS COMPANY                                                                          5,450,752
                                                                                                              ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.09%
          36,700  BEAR STEARNS COMPANIES INCORPORATED                                                               3,814,598
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST$ 152,979,129)                                                                           177,189,830
                                                                                                              ---------------

SHORT-TERM INVESTMENTS - 2.85%

MUTUAL FUND - 2.85%
       5,196,580  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                       5,196,580
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS (COST$ 5,196,580)                                                                      5,196,580
                                                                                                              ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST$ 158,175,709)*                                     100.04%                                              $   182,386,410

OTHER ASSETS AND LIABILITIES, NET                         (0.04)                                                      (73,832)
                                                        -------                                               ---------------

TOTAL NET ASSETS                                         100.00%                                              $   182,312,578
                                                        -------                                               ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,196,580.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                  VALUE
COMMON STOCKS - 99.24%

BUSINESS SERVICES - 1.69%
              32  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                             $           879
         878,800  MICROSOFT CORPORATION                                                           21,829,392

                                                                                                  21,830,271
                                                                                             ---------------

CHEMICALS & ALLIED PRODUCTS - 10.98%
         301,925  ABBOTT LABORATORIES                                                             14,797,344
         283,472  AIR PRODUCTS & CHEMICALS INCORPORATED                                           17,093,362
         556,784  E.I. DU PONT DE NEMOURS AND COMPANY                                             23,947,280
         138,085  MERCK & COMPANY INCORPORATED<<                                                   4,253,018
         544,635  PFIZER INCORPORATED                                                             15,021,033
         516,410  PROCTER & GAMBLE COMPANY<<                                                      27,240,627
         657,181  ROHM & HAAS COMPANY                                                             30,453,768
         210,900  WYETH                                                                            9,385,050

                                                                                                 142,191,482
                                                                                             ---------------

COMMUNICATIONS - 3.40%
         123,900  ALLTEL CORPORATION<<                                                             7,716,492
         337,290  SBC COMMUNICATIONS INCORPORATED                                                  8,010,637
         819,636  VERIZON COMMUNICATIONS INCORPORATED                                             28,318,424

                                                                                                  44,045,553
                                                                                             ---------------

DEPOSITORY INSTITUTIONS - 13.52%
         801,680  BANK OF AMERICA CORPORATION                                                     36,564,625
         975,040  CITIGROUP INCORPORATED<<                                                        45,076,099
       1,087,615  JP MORGAN CHASE & COMPANY                                                       38,414,562
       1,089,781  US BANCORP                                                                      31,821,605
         468,415  WACHOVIA CORPORATION                                                            23,233,384

                                                                                                 175,110,275
                                                                                             ---------------

EATING & DRINKING PLACES - 1.99%
         928,920  MCDONALD'S CORPORATION<<                                                        25,777,530
                                                                                             ---------------

ELECTRIC, GAS & SANITARY SERVICES - 4.43%
           1,850  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                        68,210
          27,258  DOMINION RESOURCES INCORPORATED                                                  2,000,465
           2,700  EDISON INTERNATIONAL                                                               109,485
           2,300  EXELON CORPORATION                                                                 118,059
         155,245  FIRSTENERGY CORPORATION                                                          7,468,837
         374,120  FPL GROUP INCORPORATED<<                                                        15,735,487
           3,200  ONEOK INCORPORATED<<                                                               104,480
         522,065  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                    31,751,993

                                                                                                  57,357,016
                                                                                             ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 11.04%
         708,050  EMERSON ELECTRIC COMPANY                                                        44,345,171
       1,573,944  GENERAL ELECTRIC COMPANY                                                        54,537,159
         585,750  INTEL CORPORATION                                                               15,264,645
         899,810  MOTOROLA INCORPORATED                                                           16,430,531
         747,270  NOKIA OYJ ADR<<                                                                 12,434,573

                                                                                                 143,012,079
                                                                                             ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.48%
         507,310  FORTUNE BRANDS INCORPORATED                                                     45,049,128
                                                                                             ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                           VALUE
FOOD & KINDRED PRODUCTS - 4.89%
         704,695  PEPSICO INCORPORATED                                                             $    38,004,201
       1,281,775  SARA LEE CORPORATION                                                                  25,391,963

                                                                                                        63,396,164
                                                                                                   ---------------

FURNITURE & FIXTURES - 0.67%
         274,700  MASCO CORPORATION                                                                      8,724,472
                                                                                                   ---------------

GENERAL MERCHANDISE STORES - 4.75%
         647,645  MAY DEPARTMENT STORES COMPANY                                                         26,009,423
         652,045  TARGET CORPORATION                                                                    35,477,769

                                                                                                        61,487,192
                                                                                                   ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.99%
         435,891  3M COMPANY<<                                                                          31,514,919
       1,440,095  HEWLETT-PACKARD COMPANY                                                               33,856,634
         340,142  INTERNATIONAL BUSINESS MACHINES CORPORATION                                           25,238,536

                                                                                                        90,610,089
                                                                                                   ---------------

INSURANCE CARRIERS - 7.08
         329,495  ALLSTATE CORPORATION                                                                  19,687,326
         363,543  AMERICAN INTERNATIONAL GROUP INCORPORATED                                             21,121,849
         383,080  METLIFE INCORPORATED                                                                  17,215,615
         851,000  ST. PAUL COMPANIES INCORPORATED                                                       33,640,030

                                                                                                        91,664,820
                                                                                                   ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.85%
         264,400  BAXTER INTERNATIONAL INCORPORATED                                                      9,809,240
         270,159  BECTON DICKINSON & COMPANY                                                            14,175,243

                                                                                                        23,984,483
                                                                                                   ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.47%
         292,515  JOHNSON & JOHNSON                                                                     19,013,475
                                                                                                   ---------------

MOTION PICTURES - 1.72%
         576,000  TIME WARNER INCORPORATED+                                                              9,624,960
         504,940  WALT DISNEY COMPANY                                                                   12,714,389

                                                                                                        22,339,349
                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.71%
         417,135  AMERICAN EXPRESS COMPANY                                                              22,204,096
                                                                                                   ---------------

OIL & GAS EXTRACTION - 0.01%
           1,000  ANADARKO PETROLEUM CORPORATION<<                                                          82,150
           1,100  SCHLUMBERGER LIMITED<<                                                                    83,534

                                                                                                           165,684
                                                                                                   ---------------

PAPER & ALLIED PRODUCTS - 0.77%
         159,300  KIMBERLY-CLARK CORPORATION                                                             9,970,587
                                                                                                   ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.21%
         296,308  BP PLC ADR                                                                            18,483,693
         572,220  CHEVRONTEXACO CORPORATION                                                             31,998,542
         436,150  CONOCOPHILLIPS                                                                        25,074,264

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                       VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
       1,071,786  EXXON MOBIL CORPORATION                                                                       $    61,595,541
         124,634  ROYAL DUTCH PETROLEUM COMPANY<<                                                                     8,088,747

                                                                                                                    145,240,787
                                                                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.29%
         318,500  MORGAN STANLEY                                                                                     16,711,695
                                                                                                                ---------------

TOBACCO PRODUCTS - 1.77%
         354,500  ALTRIA GROUP INCORPORATED                                                                          22,921,970
                                                                                                                ---------------

TRANSPORTATION EQUIPMENT - 2.53%
         895,530  HONEYWELL INTERNATIONAL INCORPORATED                                                               32,803,264
                                                                                                                ---------------

TOTAL COMMON STOCKS (COST $987,009,002)                                                                           1,285,611,461
                                                                                                                ---------------

WARRANTS - 0.00%
          46,477  LUCENT TECHNOLOGIES INCORPORATED (EXPIRE ON DECEMBER 10, 2007)+                                        35,787

TOTAL WARRANTS (COST $73,898)                                                                                            35,787
                                                                                                                ---------------

COLLATERAL FOR SECURITIES LENDING - 4.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.18%
$        341,000  EVERGREEN MONEY MARKET FUND                                                                           341,000
         239,997  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                239,997
       1,760,316  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     1,760,316

                                                                                                                      2,341,313
                                                                                                                ---------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.79%
       2,000,000  AMERICAN GENERAL FINANCE++/-                                        3.22       07/14/2006           2,000,180
       2,000,000  ATOMIUM FUNDING CORPORATION                                         3.10       07/11/2005           1,998,180
      17,000,000  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $17,001,648)                                        3.49       07/01/2005          17,000,000
       3,000,000  BANCO BILBAO VIZCAYZA ARGENTARIA PUERTO RICO                        3.40       07/01/2005           3,000,000
         205,000  BETA FINANCE INCORPORATED+/-                                        3.32       06/02/2006             205,049
       2,000,000  BHP BILLITON FINANCE LIMITED                                        3.05       07/01/2005           2,000,000
         341,000  CC USA INCORPORATED+/-                                              3.40       07/05/2005             341,000
       5,000,000  CREDIT SUISSE BANK NY+/-                                            3.48       05/04/2006           4,965,150
         205,000  DEUTSCHE BANK NEW YORK+/-                                           3.60       11/10/2005             204,295
       3,000,000  DORADA FINANCE INCORPORATED+/-                                      3.33       07/15/2005           3,000,090
       2,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                               3.60       06/06/2006           2,000,000
         273,000  K2 USA LLC+/-                                                       3.31       07/24/2006             273,047
       3,000,000  KLIO FUNDING CORPORATION                                            3.31       07/22/2005           2,994,270
       1,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            3.50       08/16/2005           1,000,000
         341,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            3.64       12/23/2005             341,208
       4,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                              3.25       05/26/2006           3,999,600
         683,000  LINKS FINANCE LLC+/-                                                3.21       03/15/2006             682,966
       3,000,000  LIQUID FUNDING LIMITED+/-                                           3.09       12/19/2005           3,000,000
       1,000,000  LIQUID FUNDING LIMITED+/-                                           3.09       03/03/2006           1,000,000
       4,000,000  MORGAN STANLEY+/-                                                   3.52       01/13/2006           4,000,000
         273,000  MORGAN STANLEY+/-                                                   3.22       08/13/2010             273,022
         683,000  RACERS TRUST+/-                                                     3.28       05/20/2005             683,105
         683,000  TANGO FINANCE CORPORATION+/-                                        3.31       10/25/2006             683,034
       4,100,000  THAMES ASSET GLOBAL SECURITIES                                      3.24       07/20/2005           4,092,907
         341,000  TRAVELERS INSURANCE COMPANY+/-                                      3.30       02/10/2006             340,993

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,000,000  WHITE PINE FINANCE LLC+/-                                           3.23%      01/18/2006     $     1,999,880

                                                                                                                     62,077,976
                                                                                                                ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $64,419,289)                                                         64,419,289
                                                                                                                ---------------

SHORT-TERM INVESTMENTS - 0.66%
SHARES

MUTUAL FUND - 0.66%
       8,501,377  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         8,501,377
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,501,377)                                                                        8,501,377
                                                                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,060,003,566)*                                   104.87%                                                $ 1,358,567,914

OTHER ASSETS AND LIABILITIES, NET                         (4.87)                                                    (63,145,806)
                                                        -------                                                 ---------------

TOTAL NET ASSETS                                         100.00%                                                $ 1,295,422,108
                                                        -------                                                 ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $5,231,838. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.42% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,501,377.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.16%

AMUSEMENT & RECREATION SERVICES - 0.21%
          34,155  HARRAH'S ENTERTAINMENT INCORPORATED                                                         $       2,461,551
          64,648  INTERNATIONAL GAME TECHNOLOGY                                                                       1,819,841

                                                                                                                      4,281,392
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 0.45%
         142,499  GAP INCORPORATED                                                                                    2,814,355
          61,347  KOHL'S CORPORATION+                                                                                 3,429,911
          71,496  LIMITED BRANDS                                                                                      1,531,444
          23,112  NORDSTROM INCORPORATED<<                                                                            1,570,923

                                                                                                                      9,346,633
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.13%
          22,683  JONES APPAREL GROUP INCORPORATED<<                                                                    704,080
          20,413  LIZ CLAIBORNE INCORPORATED<<                                                                          811,621
          18,802  VF CORPORATION                                                                                      1,075,851

                                                                                                                      2,591,552
                                                                                                              -----------------

APPLICATIONS SOFTWARE - 0.03%
          31,831  CITRIX SYSTEMS INCORPORATED+<<                                                                        689,459
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
          41,989  AUTONATION INCORPORATED+                                                                              861,614
          12,345  AUTOZONE INCORPORATED+<<                                                                            1,141,419

                                                                                                                      2,003,033
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
          12,098  RYDER SYSTEM INCORPORATED                                                                             442,787
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.23%
          24,056  CENTEX CORPORATION<<                                                                                1,700,038
          15,666  KB HOME<<                                                                                           1,194,219
          22,312  PULTE HOMES INCORPORATED                                                                            1,879,786

                                                                                                                      4,774,043
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
         403,626  HOME DEPOT INCORPORATED                                                                            15,701,051
         145,264  LOWE'S COMPANIES INCORPORATED                                                                       8,457,270
          23,539  SHERWIN-WILLIAMS COMPANY                                                                            1,108,452

                                                                                                                     25,266,773
                                                                                                              -----------------

BUSINESS SERVICES - 6.22%
          91,956  ADOBE SYSTEMS INCORPORATED<<                                                                        2,631,781
          23,780  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                                                1,215,158
          42,989  AUTODESK INCORPORATED<<                                                                             1,477,532
         109,700  AUTOMATIC DATA PROCESSING INCORPORATED                                                              4,604,109
          41,659  BMC SOFTWARE INCORPORATED+<<                                                                          747,779
         197,750  CENDANT CORPORATION<<                                                                               4,423,667
         100,085  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                      2,750,336
          34,619  COMPUTER SCIENCES CORPORATION+                                                                      1,512,850
          73,051  COMPUWARE CORPORATION+                                                                                525,237
          26,745  CONVERGYS CORPORATION+<<                                                                              380,314
         228,447  EBAY INCORPORATED+                                                                                  7,541,035
          57,641  ELECTRONIC ARTS INCORPORATED+                                                                       3,263,057

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
          97,576  ELECTRONIC DATA SYSTEMS CORPORATION<<                                                       $       1,878,338
          24,412  EQUIFAX INCORPORATED                                                                                  871,753
         146,425  FIRST DATA CORPORATION                                                                              5,877,499
          35,971  FISERV INCORPORATED+                                                                                1,544,954
          42,610  IMS HEALTH INCORPORATED                                                                             1,055,450
          79,526  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                        968,627
          34,867  INTUIT INCORPORATED+<<                                                                              1,572,850
          16,285  MERCURY INTERACTIVE CORPORATION+<<                                                                    624,693
       1,889,566  MICROSOFT CORPORATION                                                                              46,936,819
          22,732  MONSTER WORLDWIDE INCORPORATED+                                                                       651,954
          35,128  NCR CORPORATION+<<                                                                                  1,233,695
          71,628  NOVELL INCORPORATED+<<                                                                                444,094
          34,484  OMNICOM GROUP INCORPORATED                                                                          2,753,892
         831,493  ORACLE CORPORATION+                                                                                10,975,708
          51,083  PARAMETRIC TECHNOLOGY CORPORATION+                                                                    325,910
          29,989  ROBERT HALF INTERNATIONAL INCORPORATED                                                                748,825
          97,163  SIEBEL SYSTEMS INCORPORATED                                                                           864,751
         640,512  SUN MICROSYSTEMS INCORPORATED+                                                                      2,389,110
          54,581  SUNGARD DATA SYSTEMS INCORPORATED+                                                                  1,919,614
         133,768  SYMANTEC CORPORATION+<<                                                                             2,908,116
          63,719  UNISYS CORPORATION+<<                                                                                 403,341
          80,375  VERITAS SOFTWARE CORPORATION+                                                                       1,961,150
         246,852  YAHOO! INCORPORATED+<<                                                                              8,553,422

                                                                                                                    128,537,420
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 10.23%
         291,609  ABBOTT LABORATORIES<<                                                                              14,291,757
          43,116  AIR PRODUCTS & CHEMICALS INCORPORATED                                                               2,599,895
          16,070  ALBERTO-CULVER COMPANY CLASS B                                                                        696,313
         232,712  AMGEN INCORPORATED+                                                                                14,069,768
          19,111  AVERY DENNISON CORPORATION                                                                          1,012,119
          88,764  AVON PRODUCTS INCORPORATED                                                                          3,359,717
          64,808  BIOGEN IDEC INCORPORATED+                                                                           2,232,636
         367,503  BRISTOL-MYERS SQUIBB COMPANY                                                                        9,180,225
          27,848  CHIRON CORPORATION+<<                                                                                 971,617
          28,988  CLOROX COMPANY                                                                                      1,615,211
          98,385  COLGATE PALMOLIVE COMPANY<<                                                                         4,910,395
         180,766  DOW CHEMICAL COMPANY                                                                                8,049,510
         187,318  E.I. DU PONT DE NEMOURS AND COMPANY                                                                 8,056,547
          15,110  EASTMAN CHEMICAL COMPANY<<                                                                            833,316
          41,302  ECOLAB INCORPORATED                                                                                 1,336,533
         213,081  ELI LILLY & COMPANY                                                                                11,870,743
          64,025  FOREST LABORATORIES INCORPORATED+                                                                   2,487,371
          47,442  GENZYME CORPORATION+                                                                                2,850,790
          84,965  GILEAD SCIENCES INCORPORATED+<<                                                                     3,737,610
         187,603  GILLETTE COMPANY                                                                                    9,498,340
           9,790  GREAT LAKES CHEMICAL CORPORATION                                                                      308,091
          29,728  HOSPIRA INCORPORATED+                                                                               1,159,392
          16,637  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                       602,592
          45,458  KING PHARMACEUTICALS INCORPORATED+                                                                    473,672
          46,593  MEDIMMUNE INCORPORATED+                                                                             1,244,965
         414,306  MERCK & COMPANY INCORPORATED<<                                                                     12,760,625
          50,431  MONSANTO COMPANY                                                                                    3,170,597
          50,651  MYLAN LABORATORIES INCORPORATED                                                                       974,525
       1,398,239  PFIZER INCORPORATED                                                                                38,563,432
          32,281  PPG INDUSTRIES INCORPORATED                                                                         2,025,956
          60,831  PRAXAIR INCORPORATED<<                                                                              2,834,725
         465,347  PROCTER & GAMBLE COMPANY<<                                                                         24,547,054
          36,289  ROHM & HAAS COMPANY                                                                                 1,681,632
         277,394  SCHERING-PLOUGH CORPORATION<<                                                                       5,287,130
          12,950  SIGMA-ALDRICH CORPORATION<<                                                                           725,718

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         251,705  WYETH                                                                                       $      11,200,872

                                                                                                                    211,221,391
                                                                                                              -----------------

COMMUNICATIONS - 3.99%
          61,505  ALLTEL CORPORATION<<                                                                                3,830,531
         150,667  AT&T CORPORATION                                                                                    2,868,700
          89,709  AVAYA INCORPORATED+<<                                                                                 746,379
         344,328  BELLSOUTH CORPORATION<<                                                                             9,148,795
          24,688  CENTURYTEL INCORPORATED<<                                                                             854,945
          95,890  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                           2,965,878
         414,745  COMCAST CORPORATION CLASS A+<<                                                                     12,732,671
         211,631  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<                                                       6,837,797
         314,453  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                  1,166,621
         621,161  SBC COMMUNICATIONS INCORPORATED                                                                    14,752,574
         278,269  SPRINT CORPORATION<<                                                                                6,981,769
          54,665  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                                    1,506,021
         520,374  VERIZON COMMUNICATIONS INCORPORATED                                                                17,978,922

                                                                                                                     82,371,603
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 10.22%
          66,376  AMSOUTH BANCORPORATION                                                                              1,725,776
         756,269  BANK OF AMERICA CORPORATION<<                                                                      34,493,429
         146,386  BANK OF NEW YORK COMPANY INCORPORATED                                                               4,212,989
         102,742  BB&T CORPORATION<<                                                                                  4,106,598
         978,285  CITIGROUP INCORPORATED                                                                             45,226,116
          31,743  COMERICA INCORPORATED                                                                               1,834,745
          23,306  COMPASS BANCSHARES INCORPORATED<<                                                                   1,048,770
          98,112  FIFTH THIRD BANCORP                                                                                 4,043,195
          23,343  FIRST HORIZON NATIONAL CORPORATION                                                                    985,075
          53,156  GOLDEN WEST FINANCIAL CORPORATION                                                                   3,422,183
          43,683  HUNTINGTON BANCSHARES INCORPORATED                                                                  1,054,508
         661,703  JP MORGAN CHASE & COMPANY                                                                          23,371,350
          76,663  KEYCORP                                                                                             2,541,378
          18,382  M&T BANK CORPORATION                                                                                1,933,051
          40,042  MARSHALL & ILSLEY CORPORATION<<                                                                     1,779,867
          79,585  MELLON FINANCIAL CORPORATION                                                                        2,283,294
         111,746  NATIONAL CITY CORPORATION                                                                           3,812,774
          89,812  NORTH FORK BANCORPORATION INCORPORATED                                                              2,522,819
          38,237  NORTHERN TRUST CORPORATION                                                                          1,743,225
          53,316  PNC FINANCIAL SERVICES GROUP<<                                                                      2,903,589
          87,239  REGIONS FINANCIAL CORPORATION                                                                       2,955,657
          68,578  SOVEREIGN BANCORP INCORPORATED                                                                      1,532,033
          62,242  STATE STREET CORPORATION                                                                            3,003,176
          63,896  SUNTRUST BANKS INCORPORATED                                                                         4,615,847
          58,503  SYNOVUS FINANCIAL CORPORATION                                                                       1,677,281
         344,654  US BANCORP                                                                                         10,063,897
         296,452  WACHOVIA CORPORATION<<                                                                             14,704,019
         164,969  WASHINGTON MUTUAL INCORPORATED<<                                                                    6,712,589
         317,309  WELLS FARGO & COMPANY++                                                                            19,539,888
          16,866  ZIONS BANCORPORATION                                                                                1,240,157

                                                                                                                    211,089,275
                                                                                                              -----------------

EATING & DRINKING PLACES - 0.55%
          27,398  DARDEN RESTAURANTS INCORPORATED                                                                       903,586
         238,352  MCDONALD'S CORPORATION                                                                              6,614,268
          21,615  WENDY'S INTERNATIONAL INCORPORATED<<                                                                1,029,955
          54,487  YUM! BRANDS INCORPORATED<<                                                                          2,837,683

                                                                                                                     11,385,492
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
EDUCATIONAL SERVICES - 0.12%
          30,741  APOLLO GROUP INCORPORATED CLASS A+                                                          $       2,404,561
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 3.90%
         122,832  AES CORPORATION+                                                                                    2,011,988
          30,566  ALLEGHENY ENERGY INCORPORATED+<<                                                                      770,874
          50,933  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                               403,899
          38,233  AMEREN CORPORATION                                                                                  2,114,285
          72,216  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                        2,662,604
         101,175  CALPINE CORPORATION+<<                                                                                343,995
          54,628  CENTERPOINT ENERGY INCORPORATED                                                                       721,636
          37,295  CINERGY CORPORATION<<                                                                               1,671,562
          64,050  CITIZENS COMMUNICATIONS COMPANY<<                                                                     860,832
          41,142  CMS ENERGY CORPORATION+<<                                                                             619,598
          45,716  CONSOLIDATED EDISON INCORPORATED                                                                    2,141,337
          33,384  CONSTELLATION ENERGY GROUP INCORPORATED                                                             1,925,923
          64,031  DOMINION RESOURCES INCORPORATED                                                                     4,699,235
          32,753  DTE ENERGY COMPANY<<                                                                                1,531,858
         174,271  DUKE ENERGY CORPORATION<<                                                                           5,181,077
          62,428  DYNEGY INCORPORATED CLASS A+<<                                                                        303,400
          61,270  EDISON INTERNATIONAL                                                                                2,484,498
         121,211  EL PASO CORPORATION                                                                                 1,396,351
          39,866  ENTERGY CORPORATION                                                                                 3,011,876
         125,833  EXELON CORPORATION<<                                                                                6,459,008
          62,027  FIRSTENERGY CORPORATION                                                                             2,984,119
          73,709  FPL GROUP INCORPORATED<<                                                                            3,100,200
          32,522  KEYSPAN CORPORATION                                                                                 1,323,645
          20,407  KINDER MORGAN INCORPORATED<<                                                                        1,697,862
           8,300  NICOR INCORPORATED                                                                                    341,711
          51,121  NISOURCE INCORPORATED                                                                               1,264,222
           7,149  PEOPLES ENERGY CORPORATION                                                                            310,696
          69,596  PG&E CORPORATION                                                                                    2,612,634
          18,495  PINNACLE WEST CAPITAL CORPORATION                                                                     822,103
          35,683  PPL CORPORATION<<                                                                                   2,118,857
          46,765  PROGRESS ENERGY INCORPORATED                                                                        2,115,649
          44,893  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                        2,730,392
          44,994  SEMPRA ENERGY                                                                                       1,858,702
         139,971  SOUTHERN COMPANY                                                                                    4,852,795
          38,922  TECO ENERGY INCORPORATED<<                                                                            736,015
          45,073  TXU CORPORATION<<                                                                                   3,745,116
         106,824  WASTE MANAGEMENT INCORPORATED                                                                       3,027,378
         107,346  WILLIAMS COMPANIES INCORPORATED                                                                     2,039,574
          75,646  XCEL ENERGY INCORPORATED                                                                            1,476,610

                                                                                                                     80,474,116
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.40%
          21,814  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                474,891
          74,270  ADVANCED MICRO DEVICES INCORPORATED+<<                                                              1,287,842
          69,877  ALTERA CORPORATION+<<                                                                               1,384,962
          34,101  AMERICAN POWER CONVERSION CORPORATION                                                                 804,443
          69,580  ANALOG DEVICES INCORPORATED<<                                                                       2,596,030
          30,548  ANDREW CORPORATION+                                                                                   389,793
          57,641  APPLIED MICRO CIRCUITS CORPORATION+<<                                                                 147,561
          55,034  BROADCOM CORPORATION CLASS A+<<                                                                     1,954,257
         108,418  CIENA CORPORATION+                                                                                    226,594
       1,201,786  CISCO SYSTEMS INCORPORATED+                                                                        22,966,130
          37,662  COMVERSE TECHNOLOGY INCORPORATED+                                                                     890,706
          17,459  COOPER INDUSTRIES LIMITED CLASS A<<                                                                 1,115,630
          78,361  EMERSON ELECTRIC COMPANY                                                                            4,907,749
          75,559  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                                       1,600,339
       1,994,476  GENERAL ELECTRIC COMPANY                                                                           69,108,593
       1,160,852  INTEL CORPORATION                                                                                  30,251,803

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          34,621  JABIL CIRCUIT INCORPORATED+                                                                 $       1,063,903
         272,326  JDS UNIPHASE CORPORATION+<<                                                                           413,936
          37,023  KLA-TENCOR CORPORATION                                                                              1,617,905
          22,316  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                            1,708,959
          57,542  LINEAR TECHNOLOGY CORPORATION                                                                       2,111,216
          72,926  LSI LOGIC CORPORATION+                                                                                619,142
         833,105  LUCENT TECHNOLOGIES INCORPORATED+<<                                                                 2,424,336
          61,675  MAXIM INTEGRATED PRODUCTS INCORPORATED<<                                                            2,356,602
          14,987  MAYTAG CORPORATION<<                                                                                  234,696
         115,628  MICRON TECHNOLOGY INCORPORATED+<<                                                                   1,180,562
          31,600  MOLEX INCORPORATED                                                                                    822,864
         461,148  MOTOROLA INCORPORATED                                                                               8,420,562
          65,646  NATIONAL SEMICONDUCTOR CORPORATION<<                                                                1,446,181
          68,854  NETWORK APPLIANCE INCORPORATED+<<                                                                   1,946,503
          25,971  NOVELLUS SYSTEMS INCORPORATED+                                                                        641,743
          31,773  NVIDIA CORPORATION+                                                                                   848,975
          33,920  PMC-SIERRA INCORPORATED+                                                                              316,474
          17,093  QLOGIC CORPORATION+<<                                                                                 527,661
         307,202  QUALCOMM INCORPORATED                                                                              10,140,738
          33,503  ROCKWELL COLLINS INCORPORATED                                                                       1,597,423
          98,833  SANMINA-SCI CORPORATION+                                                                              540,617
          28,657  SCIENTIFIC-ATLANTA INCORPORATED                                                                       953,418
          84,299  TELLABS INCORPORATED+                                                                                 733,401
         312,574  TEXAS INSTRUMENTS INCORPORATED<<                                                                    8,773,952
          12,579  WHIRLPOOL CORPORATION                                                                                 881,914
          65,972  XILINX INCORPORATED<<                                                                               1,682,286

                                                                                                                    194,113,292
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
          16,283  FLUOR CORPORATION<<                                                                                   937,738
          51,937  MOODY'S CORPORATION                                                                                 2,335,088
          66,900  PAYCHEX INCORPORATED                                                                                2,176,926
          34,282  QUEST DIAGNOSTICS INCORPORATED                                                                      1,826,202

                                                                                                                      7,275,954
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.37%
          20,715  BALL CORPORATION                                                                                      744,911
          27,351  FORTUNE BRANDS INCORPORATED                                                                         2,428,769
          51,333  ILLINOIS TOOL WORKS INCORPORATED                                                                    4,090,214
          10,867  SNAP-ON INCORPORATED                                                                                  372,738

                                                                                                                      7,636,632
                                                                                                              -----------------

FINANCIAL SERVICES - 0.03%
          42,663  JANUS CAPITAL GROUP INCORPORATED                                                                      641,651
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 3.35%
         145,998  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                               6,679,408
         117,299  ARCHER-DANIELS-MIDLAND COMPANY                                                                      2,507,853
          61,059  CAMPBELL SOUP COMPANY                                                                               1,878,785
         425,622  COCA-COLA COMPANY                                                                                  17,769,718
          66,351  COCA-COLA ENTERPRISES INCORPORATED                                                                  1,460,386
          97,392  CONAGRA FOODS INCORPORATED                                                                          2,255,599
          69,522  GENERAL MILLS INCORPORATED                                                                          3,252,934
          21,240  HERCULES INCORPORATED+<<                                                                              300,546
          40,889  HERSHEY FOODS CORPORATION                                                                           2,539,207
          65,829  HJ HEINZ COMPANY                                                                                    2,331,663
          65,748  KELLOGG COMPANY                                                                                     2,921,841
          25,427  MCCORMICK & COMPANY INCORPORATED                                                                      830,954
          14,761  MOLSON COORS BREWING COMPANY                                                                          915,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS (continued)
          36,852  PEPSI BOTTLING GROUP INCORPORATED<<                                                         $       1,054,336
         314,905  PEPSICO INCORPORATED                                                                               16,982,827
         148,053  SARA LEE CORPORATION                                                                                2,932,930
          36,825  WM. WRIGLEY JR. COMPANY<<                                                                           2,535,033

                                                                                                                     69,149,202
                                                                                                              -----------------

FOOD STORES - 0.47%
          69,265  ALBERTSON'S INCORPORATED<<                                                                          1,432,400
         137,048  KROGER COMPANY+<<                                                                                   2,608,024
          84,285  SAFEWAY INCORPORATED<<                                                                              1,903,998
          73,300  STARBUCKS CORPORATION+<<                                                                            3,786,678

                                                                                                                      9,731,100
                                                                                                              -----------------

FORESTRY - 0.14%
          46,052  WEYERHAEUSER COMPANY<<                                                                              2,931,210
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.23%
          35,661  LEGGETT & PLATT INCORPORATED                                                                          947,869
          81,559  MASCO CORPORATION                                                                                   2,590,314
          51,771  NEWELL RUBBERMAID INCORPORATED<<                                                                    1,234,221

                                                                                                                      4,772,404
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 2.61%
          21,380  BIG LOTS INCORPORATED+<<                                                                              283,071
          56,742  DOLLAR GENERAL CORPORATION                                                                          1,155,267
          31,358  FAMILY DOLLAR STORES INCORPORATED<<                                                                   818,444
          32,048  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                          2,348,477
          49,513  JC PENNEY COMPANY INCORPORATED                                                                      2,603,393
          56,311  MAY DEPARTMENT STORES COMPANY                                                                       2,261,450
          19,226  SEARS HOLDINGS CORPORATION+                                                                         2,881,401
         166,121  TARGET CORPORATION                                                                                  9,038,644
          88,465  TJX COMPANIES INCORPORATED<<                                                                        2,154,123
         629,153  WAL-MART STORES INCORPORATED                                                                       30,325,174

                                                                                                                     53,869,444
                                                                                                              -----------------

HEALTH SERVICES - 0.63%
          85,306  CAREMARK RX INCORPORATED+                                                                           3,797,823
          78,814  HCA INCORPORATED<<                                                                                  4,466,389
          46,362  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                                                1,213,757
          25,314  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                         1,263,169
          16,246  MANOR CARE INCORPORATED                                                                               645,454
          88,114  TENET HEALTHCARE CORPORATION+<<                                                                     1,078,515
          20,717  WATSON PHARMACEUTICALS INCORPORATED+                                                                  612,395

                                                                                                                     13,077,502
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 0.60%
          17,918  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     733,204
          37,393  ARCHSTONE-SMITH TRUST                                                                               1,444,118
          76,641  EQUITY OFFICE PROPERTIES TRUST                                                                      2,536,817
          53,899  EQUITY RESIDENTIAL                                                                                  1,984,561
          34,592  PLUM CREEK TIMBER COMPANY                                                                           1,255,690
          35,102  PROLOGIS<<                                                                                          1,412,504
          41,308  SIMON PROPERTY GROUP INCORPORATED<<                                                                 2,994,417

                                                                                                                     12,361,311
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.36%
          55,556  BED BATH & BEYOND INCORPORATED+                                                             $       2,321,130
          56,143  BEST BUY COMPANY INCORPORATED                                                                       3,848,603
          35,970  CIRCUIT CITY STORES INCORPORATED                                                                      621,921
          29,273  RADIO SHACK CORPORATION<<                                                                             678,255

                                                                                                                      7,469,909
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.32%
          71,810  HILTON HOTELS CORPORATION                                                                           1,712,668
          37,325  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         2,546,312
          40,641  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                    2,380,343

                                                                                                                      6,639,323
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.37%
         144,719  3M COMPANY<<                                                                                       10,463,184
          33,600  AMERICAN STANDARD COMPANIES INCORPORATED<<                                                          1,408,512
         154,943  APPLE COMPUTER INCORPORATED+                                                                        5,703,452
         309,150  APPLIED MATERIALS INCORPORATED<<                                                                    5,002,047
          63,711  BAKER HUGHES INCORPORATED                                                                           3,259,455
          15,048  BLACK & DECKER CORPORATION<<                                                                        1,352,063
          64,255  CATERPILLAR INCORPORATED                                                                            6,124,144
           8,198  CUMMINS INCORPORATED<<                                                                                611,653
          46,356  DEERE & COMPANY                                                                                     3,035,854
         455,292  DELL INCORPORATED+                                                                                 17,988,587
          38,312  DOVER CORPORATION<<                                                                                 1,393,791
          28,339  EATON CORPORATION                                                                                   1,697,506
         451,848  EMC CORPORATION+                                                                                    6,194,836
          55,851  GATEWAY INCORPORATED+                                                                                 184,308
         542,782  HEWLETT-PACKARD COMPANY                                                                            12,760,805
          31,698  INGERSOLL-RAND COMPANY CLASS A                                                                      2,261,652
         303,389  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        22,511,464
          23,812  LEXMARK INTERNATIONAL INCORPORATED+                                                                 1,543,732
          32,355  NATIONAL-OILWELL INCORPORATED+<<                                                                    1,538,157
          23,392  PALL CORPORATION<<                                                                                    710,181
          22,602  PARKER HANNIFIN CORPORATION                                                                         1,401,550
          43,257  PITNEY BOWES INCORPORATED                                                                           1,883,842
         182,826  SOLECTRON CORPORATION+                                                                                692,910
          14,167  STANLEY WORKS                                                                                         645,165
          45,654  SYMBOL TECHNOLOGIES INCORPORATED                                                                      450,605

                                                                                                                    110,819,455
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
          59,766  AON CORPORATION<<                                                                                   1,496,541
          30,434  HUMANA INCORPORATED+                                                                                1,209,447
          25,563  JEFFERSON-PILOT CORPORATION                                                                         1,288,886
         100,210  MARSH & MCLENNAN COMPANIES INCORPORATED                                                             2,775,817
          56,002  UNUMPROVIDENT CORPORATION<<                                                                         1,025,957

                                                                                                                      7,796,648
                                                                                                              -----------------

INSURANCE CARRIERS - 5.54%
          54,057  ACE LIMITED                                                                                         2,424,456
          54,619  AETNA INCORPORATED                                                                                  4,523,546
          94,345  AFLAC INCORPORATED                                                                                  4,083,252
         125,666  ALLSTATE CORPORATION                                                                                7,508,543
          20,365  AMBAC FINANCIAL GROUP INCORPORATED                                                                  1,420,662
         487,979  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          28,351,580
          36,734  CHUBB CORPORATION<<                                                                                 3,144,798
          24,613  CIGNA CORPORATION                                                                                   2,634,329
          31,341  CINCINNATI FINANCIAL CORPORATION                                                                    1,239,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS (continued)
          55,781  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                            $       4,171,303
          32,665  LINCOLN NATIONAL CORPORATION                                                                        1,532,642
          30,023  LOEWS CORPORATION                                                                                   2,326,782
          25,464  MBIA INCORPORATED                                                                                   1,510,270
         137,903  METLIFE INCORPORATED                                                                                6,197,361
          17,747  MGIC INVESTMENT CORPORATION<<                                                                       1,157,459
          55,245  PRINCIPAL FINANCIAL GROUP INCORPORATED<<                                                            2,314,766
          37,384  PROGRESSIVE CORPORATION                                                                             3,693,913
          98,163  PRUDENTIAL FINANCIAL INCORPORATED                                                                   6,445,383
          23,973  SAFECO CORPORATION                                                                                  1,302,693
         126,705  ST. PAUL COMPANIES INCORPORATED                                                                     5,008,649
          19,582  TORCHMARK CORPORATION                                                                               1,022,180
         238,106  UNITEDHEALTH GROUP INCORPORATED<<                                                                  12,414,847
         115,205  WELLPOINT INCORPORATED+                                                                             8,022,876
          26,349  XL CAPITAL LIMITED CLASS A<<                                                                        1,960,893

                                                                                                                    114,413,033
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.12%
          70,919  COACH INCORPORATED+                                                                                 2,380,751
                                                                                                              -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.10%
          48,918  GEORGIA-PACIFIC CORPORATION                                                                         1,555,592
          20,846  LOUISIANA-PACIFIC CORPORATION<<                                                                       512,395

                                                                                                                      2,067,987
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.97%
          81,313  AGILENT TECHNOLOGIES INCORPORATED+                                                                  1,871,825
          24,528  ALLERGAN INCORPORATED<<                                                                             2,090,767
          37,111  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP<<                                                        729,973
          10,068  BAUSCH & LOMB INCORPORATED                                                                            835,644
         116,729  BAXTER INTERNATIONAL INCORPORATED                                                                   4,330,646
          47,486  BECTON DICKINSON & COMPANY                                                                          2,491,590
          47,364  BIOMET INCORPORATED                                                                                 1,640,689
         141,008  BOSTON SCIENTIFIC CORPORATION+<<                                                                    3,807,216
          19,767  C.R. BARD INCORPORATED                                                                              1,314,703
          51,750  DANAHER CORPORATION                                                                                 2,708,595
          53,990  EASTMAN KODAK COMPANY<<                                                                             1,449,632
          22,587  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                                     1,465,896
          61,116  GUIDANT CORPORATION                                                                                 4,113,107
         227,454  MEDTRONIC INCORPORATED                                                                             11,779,843
           9,393  MILLIPORE CORPORATION+                                                                                532,865
          24,381  PERKINELMER INCORPORATED                                                                              460,801
          85,041  RAYTHEON COMPANY                                                                                    3,326,804
          32,864  ROCKWELL AUTOMATION INCORPORATED                                                                    1,600,806
          68,133  ST. JUDE MEDICAL INCORPORATED+                                                                      2,971,280
          70,502  STRYKER CORPORATION                                                                                 3,353,075
          16,643  TEKTRONIX INCORPORATED                                                                                387,283
          36,820  TERADYNE INCORPORATED+                                                                                440,735
          30,313  THERMO ELECTRON CORPORATION+                                                                          814,510
          22,077  WATERS CORPORATION+<<                                                                                 820,602
         180,190  XEROX CORPORATION+                                                                                  2,484,820
          46,441  ZIMMER HOLDINGS INCORPORATED+<<                                                                     3,537,411

                                                                                                                     61,361,118
                                                                                                              -----------------

METAL MINING - 0.30%
          33,788  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                               1,265,023
          83,859  NEWMONT MINING CORPORATION<<                                                                        3,273,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
METAL MINING (continued)
          18,219  PHELPS DODGE CORPORATION<<                                                                  $       1,685,257

                                                                                                                      6,223,297
                                                                                                              -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
          19,204  VULCAN MATERIALS COMPANY                                                                            1,248,068
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.44%
          31,519  HASBRO INCORPORATED                                                                                   655,280
         559,183  JOHNSON & JOHNSON<<                                                                                36,346,895
          77,409  MATTEL INCORPORATED                                                                                 1,416,585
          27,021  TIFFANY & COMPANY                                                                                     885,208
         379,781  TYCO INTERNATIONAL LIMITED                                                                         11,089,605

                                                                                                                     50,393,573
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.18%
          89,825  COSTCO WHOLESALE CORPORATION                                                                        4,025,957
         152,333  CVS CORPORATION                                                                                     4,428,320
          13,466  DILLARDS INCORPORATED CLASS A                                                                         315,374
          27,896  EXPRESS SCRIPTS INCORPORATED+<<                                                                     1,394,242
          59,396  OFFICE DEPOT INCORPORATED+                                                                          1,356,605
         138,523  STAPLES INCORPORATED                                                                                2,953,310
          41,653  TOYS R US INCORPORATED+<<                                                                           1,102,971
         192,265  WALGREEN COMPANY                                                                                    8,842,267

                                                                                                                     24,419,046
                                                                                                              -----------------

MOTION PICTURES - 1.61%
         546,070  NEWS CORPORATION CLASS A                                                                            8,835,413
         881,160  TIME WARNER INCORPORATED+                                                                          14,724,184
         383,874  WALT DISNEY COMPANY                                                                                 9,665,947

                                                                                                                     33,225,544
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.70%
         209,476  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         14,487,360
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.51%
         220,236  AMERICAN EXPRESS COMPANY                                                                           11,723,162
          47,410  CAPITAL ONE FINANCIAL CORPORATION<<                                                                 3,793,274
          39,581  CIT GROUP INCORPORATED                                                                              1,700,796
         110,516  COUNTRYWIDE FINANCIAL CORPORATION                                                                   4,267,023
         182,016  FANNIE MAE<<                                                                                       10,629,735
         129,871  FREDDIE MAC                                                                                         8,471,485
         238,388  MBNA CORPORATION                                                                                    6,236,230
          55,332  PROVIDIAN FINANCIAL CORPORATION+<<                                                                    975,503
          78,894  SLM CORPORATION                                                                                     4,007,815

                                                                                                                     51,805,023
                                                                                                              -----------------

OIL & GAS EXTRACTION - 2.59%
          44,326  ANADARKO PETROLEUM CORPORATION                                                                      3,641,381
          61,716  APACHE CORPORATION<<                                                                                3,986,854
          30,448  BJ SERVICES COMPANY                                                                                 1,597,911
          72,492  BURLINGTON RESOURCES INCORPORATED                                                                   4,004,458
          89,087  DEVON ENERGY CORPORATION<<                                                                          4,514,929
          44,991  EOG RESOURCES INCORPORATED<<                                                                        2,555,489
          95,106  HALLIBURTON COMPANY                                                                                 4,547,969
          21,907  KERR-MCGEE CORPORATION                                                                              1,671,723
          27,971  NABORS INDUSTRIES LIMITED+                                                                          1,695,602

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
OIL & GAS EXTRACTION (continued)
          25,546  NOBLE CORPORATION<<                                                                         $       1,571,335
          74,892  OCCIDENTAL PETROLEUM CORPORATION                                                                    5,761,442
          20,361  ROWAN COMPANIES INCORPORATED+                                                                         604,925
         110,795  SCHLUMBERGER LIMITED<<                                                                              8,413,772
          61,325  TRANSOCEAN INCORPORATED+                                                                            3,309,710
          51,109  UNOCAL CORPORATION                                                                                  3,324,640
          67,875  XTO ENERGY INCORPORATED                                                                             2,307,071

                                                                                                                     53,509,211
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.57%
          20,151  BEMIS COMPANY INCORPORATED                                                                            534,808
          92,238  INTERNATIONAL PAPER COMPANY                                                                         2,786,510
          89,967  KIMBERLY-CLARK CORPORATION                                                                          5,631,035
          35,054  MEADWESTVACO CORPORATION                                                                              982,914
          13,285  OFFICEMAX INCORPORATED                                                                                395,494
          28,063  PACTIV CORPORATION+<<                                                                                 605,600
          23,409  TEMPLE-INLAND INCORPORATED<<                                                                          869,644

                                                                                                                     11,806,005
                                                                                                              -----------------

PERSONAL SERVICES - 0.14%
          28,155  CINTAS CORPORATION                                                                                  1,086,783
          31,076  H & R BLOCK INCORPORATED                                                                            1,813,285

                                                                                                                      2,900,068
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.68%
          16,145  AMERADA HESS CORPORATION                                                                            1,719,604
          12,606  ASHLAND INCORPORATED<<                                                                                905,993
         394,577  CHEVRONTEXACO CORPORATION                                                                          22,064,746
         261,826  CONOCOPHILLIPS                                                                                     15,052,377
       1,197,097  EXXON MOBIL CORPORATION<<                                                                          68,797,164
          65,416  MARATHON OIL CORPORATION<<                                                                          3,491,252
          12,944  SUNOCO INCORPORATED<<                                                                               1,471,474
          48,279  VALERO ENERGY CORPORATION<<                                                                         3,819,352

                                                                                                                    117,321,962
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.36%
         164,008  ALCOA INCORPORATED                                                                                  4,285,529
          16,880  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   372,373
          22,683  ENGELHARD CORPORATION                                                                                 647,600
          30,126  NUCOR CORPORATION                                                                                   1,374,348
          21,472  UNITED STATES STEEL CORPORATION<<                                                                     737,992

                                                                                                                      7,417,842
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.07%
          13,337  DOW JONES & COMPANY INCORPORATED<<                                                                    472,797
          46,707  GANNETT COMPANY INCORPORATED                                                                        3,322,269
          13,990  KNIGHT-RIDDER INCORPORATED<<                                                                          858,147
          70,444  MCGRAW-HILL COMPANIES INCORPORATED                                                                  3,117,147
           8,452  MEREDITH CORPORATION                                                                                  414,655
          27,369  NEW YORK TIMES COMPANY CLASS A<<                                                                      852,544
          40,112  RR DONNELLEY & SONS COMPANY                                                                         1,384,265
          56,044  TRIBUNE COMPANY<<                                                                                   1,971,628
         303,196  VIACOM INCORPORATED CLASS B                                                                         9,708,336

                                                                                                                     22,101,788
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
RAILROAD TRANSPORTATION - 0.52%
          70,811  BURLINGTON NORTHERN SANTA FE CORPORATION                                                    $       3,333,782
          40,724  CSX CORPORATION                                                                                     1,737,286
          76,025  NORFOLK SOUTHERN CORPORATION                                                                        2,353,734
          49,455  UNION PACIFIC CORPORATION<<                                                                         3,204,684

                                                                                                                     10,629,486
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.09%
          12,027  COOPER TIRE & RUBBER COMPANY<<                                                                        223,342
          33,087  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                     492,996
          10,547  REEBOK INTERNATIONAL LIMITED<<                                                                        441,181
          15,741  SEALED AIR CORPORATION+                                                                               783,744

                                                                                                                      1,941,263
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.16%
          21,376  BEAR STEARNS COMPANIES INCORPORATED<<                                                               2,221,821
         214,279  CHARLES SCHWAB CORPORATION                                                                          2,417,067
          69,296  E*TRADE FINANCIAL CORPORATION+<<                                                                      969,451
          17,838  FEDERATED INVESTORS INCORPORATED CLASS B<<                                                            535,318
          37,264  FRANKLIN RESOURCES INCORPORATED                                                                     2,868,583
          83,096  GOLDMAN SACHS GROUP INCORPORATED                                                                    8,477,454
          52,014  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                             5,163,950
         177,776  MERRILL LYNCH & COMPANY INCORPORATED<<                                                              9,779,458
         206,030  MORGAN STANLEY                                                                                     10,810,394
          23,263  T ROWE PRICE GROUP INCORPORATED                                                                     1,456,264

                                                                                                                     44,699,760
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.22%
         272,536  CORNING INCORPORATED+<<                                                                             4,529,548
                                                                                                              -----------------

TOBACCO PRODUCTS - 1.37%
         389,449  ALTRIA GROUP INCORPORATED                                                                          25,181,772
          21,894  REYNOLDS AMERICAN INCORPORATED<<                                                                    1,725,247
          31,086  UST INCORPORATED<<                                                                                  1,419,387

                                                                                                                     28,326,406
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.32%
          27,012  DELTA AIR LINES INCORPORATED+<<                                                                       101,565
          56,805  FEDEX CORPORATION                                                                                   4,601,773
         138,720  SOUTHWEST AIRLINES COMPANY<<                                                                        1,932,370

                                                                                                                      6,635,708
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.95%
         155,392  BOEING COMPANY<<                                                                                   10,255,872
          18,251  BRUNSWICK CORPORATION                                                                                 790,633
          28,256  DANA CORPORATION                                                                                      424,123
         105,533  DELPHI CORPORATION                                                                                    490,729
         346,084  FORD MOTOR COMPANY<<                                                                                3,543,900
          37,681  GENERAL DYNAMICS CORPORATION                                                                        4,127,577
         106,338  GENERAL MOTORS CORPORATION<<                                                                        3,615,492
          32,805  GENUINE PARTS COMPANY                                                                               1,347,957
          22,667  GOODRICH CORPORATION                                                                                  928,440
          53,532  HARLEY-DAVIDSON INCORPORATED                                                                        2,655,187
         160,414  HONEYWELL INTERNATIONAL INCORPORATED                                                                5,875,965
          17,355  ITT INDUSTRIES INCORPORATED<<                                                                       1,694,369
          36,113  JOHNSON CONTROLS INCORPORATED                                                                       2,034,245
          75,979  LOCKHEED MARTIN CORPORATION                                                                         4,928,758

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION EQUIPMENT (continued)
          12,384  NAVISTAR INTERNATIONAL CORPORATION+                                                         $         396,288
          67,525  NORTHROP GRUMMAN CORPORATION<<                                                                      3,730,756
          32,692  PACCAR INCORPORATED<<                                                                               2,223,056
          25,379  TEXTRON INCORPORATED                                                                                1,924,997
         192,500  UNITED TECHNOLOGIES CORPORATION<<                                                                   9,884,875

                                                                                                                     60,873,219
                                                                                                              -----------------

TRANSPORTATION SERVICES - 0.02%
          24,656  SABRE HOLDINGS CORPORATION                                                                            491,887
                                                                                                              -----------------

WATER TRANSPORTATION - 0.26%
          99,098  CARNIVAL CORPORATION<<                                                                              5,405,796
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.03%
          19,822  AMERISOURCEBERGEN CORPORATION<<                                                                     1,370,691
          16,949  BROWN-FORMAN CORPORATION CLASS B                                                                    1,024,737
          80,535  CARDINAL HEALTH INCORPORATED                                                                        4,637,205
          55,513  MCKESSON CORPORATION<<                                                                              2,486,427
          52,119  MEDCO HEALTH SOLUTIONS INCORPORATED+<<                                                              2,781,070
          42,951  NIKE INCORPORATED CLASS B<<                                                                         3,719,557
          25,591  SUPERVALU INCORPORATED<<                                                                              834,522
         119,045  SYSCO CORPORATION                                                                                   4,308,239

                                                                                                                     21,162,448
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
          24,197  VISTEON CORPORATION                                                                                   145,908
          15,688  W.W. GRAINGER INCORPORATED                                                                            859,545

                                                                                                                      1,005,453
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $1,681,177,158)                                                                         2,047,947,217
                                                                                                              -----------------

RIGHTS - 0.00%
          32,300  SEAGATE TECHNOLOGY RIGHTS                                                                                   0

TOTAL RIGHTS (COST $0)                                                                                                        0
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 15.91%
SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.84%
$      1,681,000  EVERGREEN MONEY MARKET FUND                                                                         1,681,000
       5,546,009  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              5,546,009
      10,148,177  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                    10,148,177

                                                                                                                     17,375,186
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 15.07%
       7,000,000  AMERICAN GENERAL FINANCE+                                            3.22       07/14/2006          7,000,630
       3,000,000  ATOMIUM FUNDING CORPORATION+/-                                       3.10       07/05/2005          2,998,920
       6,308,000  ATOMIUM FUNDING CORPORATION                                          3.10       07/11/2005          6,302,260
      60,000,000  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
                  (MATURITY VALUE $60,005,817)                                         3.49       07/01/2005         60,000,000
      17,000,000  BANCO BILBAO VIZCAYZA ARGENTARIA PUERTO RICO                         3.40       07/01/2005         17,000,000
       1,009,000  BETA FINANCE INCORPORATED+/-                                         3.32       06/02/2006          1,009,242
       1,681,000  CC USA INCORPORATED+/-                                               3.40       07/05/2005          1,681,000
       5,000,000  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                      3.16       07/08/2006          5,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE   MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      9,000,000  CREDIT SUISSE BANK NY+/-                                             3.48%       05/04/2006    $      8,937,270
      15,000,000  DANSKE BANK                                                          3.45        07/01/2005          15,000,000
       1,009,000  DEUTSCHE BANK NEW YORK+/-                                            3.60        11/10/2005           1,005,529
      62,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $62,005,907)                                        3.43        07/01/2005          62,000,000
       8,000,000  DORADA FINANCE INCORPORATED+/-                                       3.33        07/15/2005           8,000,240
      14,000,000  GALAXY FUNDING INCORPORATED                                          3.45        09/29/2005          13,881,420
       6,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.60        06/06/2006           6,000,000
       1,345,000  K2 USA LLC+/-                                                        3.31        07/24/2006           1,345,229
      19,000,000  KLIO FUNDING CORPORATION                                             3.31        07/22/2005          18,963,710
      10,000,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             3.50        08/16/2005          10,000,000
       1,681,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                             3.64        12/23/2005           1,682,025
       3,362,000  LINKS FINANCE LLC+/-                                                 3.21        03/15/2006           3,361,832
       7,000,000  LIQUID FUNDING LIMITED+/-                                            3.09        12/19/2005           7,000,000
       3,000,000  LIQUID FUNDING LIMITED+/-                                            3.09        03/03/2006           3,000,000
      14,000,000  MORGAN STANLEY+/-                                                    3.52        01/13/2006          14,000,000
       1,345,000  MORGAN STANLEY+/-                                                    3.22        08/13/2010           1,345,108
       3,362,000  RACERS TRUST+/-                                                      3.28        05/20/2005           3,362,518
       3,362,000  TANGO FINANCE CORPORATION+/-                                         3.31        10/25/2006           3,362,168
      15,400,000  THAMES ASSET GLOBAL SECURITIES                                       3.24        07/20/2005          15,373,358
       1,681,000  TRAVELERS INSURANCE COMPANY+/-                                       3.30        02/10/2006           1,680,966
       7,000,000  WHITE PINE FINANCE LLC+/-                                            3.23        01/18/2006           6,999,580
       4,000,000  WHITE PINE FINANCE LLC+/-                                            3.25        06/12/2006           3,999,600

                                                                                                                      311,292,605
                                                                                                                -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $328,667,791)                                                         328,667,791
                                                                                                                -----------------

SHORT-TERM INVESTMENTS - 0.73%

MUTUAL FUND - 0.68%
      14,106,496  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          14,106,496
                                                                                                                -----------------

PRINCIPAL                                                                        INTEREST RATE   MATURITY DATE
US TREASURY BILLS - 0.05%
         530,000  US TREASURY BILL^                                                    2.84%       08/11/2005             528,311
          65,000  US TREASURY BILL^                                                    3.01        11/10/2005              64,270
         435,000  US TREASURY BILL^                                                    3.07        11/10/2005             430,115

                                                                                                                        1,022,696
                                                                                                                -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,129,168)                                                                        15,129,192
                                                                                                                -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,024,974,117)*                                   115.80%                                                $   2,391,744,200

OTHER ASSETS AND LIABILITIES, NET                        (15.80)                                                     (326,312,272)
                                                        -------                                                 -----------------

TOTAL NET ASSETS                                         100.00%                                                $   2,065,431,928
                                                        -------                                                 -----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $25,507,164.

+/-   VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $8,445,999. THE TOTAL COLLATERAL RECEIVED REPRESENTS 104.23% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 95.68%

AUSTRALIA - 1.81%
          94,000  WESTFIELD GROUP (PROPERTIES)+                                                                $      1,266,417
          70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                   1,562,490

                                                                                                                      2,828,907
                                                                                                               ----------------

BELGIUM - 1.43%
          80,800  FORTIS (DEPOSITORY INSTITUTIONS)                                                                    2,236,281
                                                                                                               ----------------

DENMARK - 1.51%
          36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                           1,108,370
          24,767  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                              1,258,816

                                                                                                                      2,367,186
                                                                                                               ----------------

FINLAND - 1.28%
                  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
         120,000  COMPUTER EQUIPMENT)                                                                                 1,996,695
                                                                                                               ----------------

FRANCE - 12.10%
          87,700  ALCATEL SA (COMMUNICATIONS)+                                                                          956,317
          76,000  AXA (INSURANCE CARRIERS)                                                                            1,892,198
          36,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                              1,508,873
          47,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             1,505,288
          20,400  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,854,249
           3,423  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              79,989
          27,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                  2,244,009
          56,100  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                       1,733,545
          12,950  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                3,030,260
          23,600  VINCI SA (TEXTILE MILL PRODUCTS)                                                                    1,964,906
          68,300  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                               2,140,420

                                                                                                                     18,910,054
                                                                                                               ----------------

GERMANY - 7.74%
          30,900  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                        1,401,352
          15,700  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                          1,231,780
         112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)<<                                                              2,063,511
          27,000  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         2,396,884
          13,600  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<                                                       1,157,671
          46,000  METRO AG (FOOD STORES)                                                                              2,278,994
           9,000  SAP AG (BUSINESS SERVICES)<<                                                                        1,557,011

                                                                                                                     12,087,203
                                                                                                               ----------------

GREECE - 1.83%
          62,803  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                             1,670,770
          65,100  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                   1,188,045

                                                                                                                      2,858,815
                                                                                                               ----------------

HONG KONG - 3.88%
         117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          1,134,804
         253,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     937,508
       3,050,000  CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                  1,188,861
       2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                      722,115
         124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                      1,228,848
         150,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                       845,780

                                                                                                                      6,057,916
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HUNGARY - 0.71%
          16,422  OTP BANK GDR (DEPOSITORY INSTITUTIONS)                                                       $      1,105,201
                                                                                                               ----------------
INDIA - 0.48%
          44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH SERVICES)                                             744,480
                                                                                                               ----------------
ISRAEL - 0.50%
          25,000  TEVA PHARMECEUTICAL INDUSTRIES LIMITED (PHARMACEUTICALS)                                              778,500
                                                                                                               ----------------
ITALY - 4.00%
          65,442  ENI SpA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 1,681,516
         149,800  MEDIASET SpA (COMMUNICATIONS)                                                                       1,761,836
         533,000  UNICREDITO ITALIANO SpA (DEPOSITORY INSTITUTIONS)<<                                                 2,810,118

                                                                                                                      6,253,470
                                                                                                               ----------------
JAPAN - 17.12%
         137,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                         2,083,630
         143,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                            1,587,089
         138,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,541,908
         134,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       3,148,431
                  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           5,300  EXCEPT COMPUTER EQUIPMENT)                                                                          1,181,519
                  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
          42,100  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  2,132,912
         167,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                       1,129,999
         195,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                       1,927,778
           1,758  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                            2,590,148
                  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          88,500  EXCEPT COMPUTER EQUIPMENT)                                                                          1,945,231
                  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          38,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              1,630,372
          85,000  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                     766,071
          54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     1,356,340
          81,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          817,841
          86,200  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 1,350,072
          23,000  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                           1,548,013

                                                                                                                     26,737,354
                                                                                                               ----------------
KOREA (SOUTH) - 0.67%
                  SAMSUNG ELECTRONICS-PREFERRED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,210  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                             1,047,671
                                                                                                               ----------------
NETHERLANDS - 6.92%
         103,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                  1,619,921
          68,300  ING GROEP NV (FINANCIAL SERVICES)                                                                   1,919,732
         199,000  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                 1,630,261
          56,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                             3,673,021
         103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        1,969,815

                                                                                                                     10,812,750
                                                                                                               ----------------
RUSSIA - 0.77%
          35,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                             1,197,940
                                                                                                               ----------------
SINGAPORE - 1.38%
         401,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                         1,021,013
         133,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              1,118,521
          13,300  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                             17,958

                                                                                                                      2,157,492
                                                                                                               ----------------
SPAIN - 2.90%
                  ACTIVIDADES de CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN
          47,800  BUILDING CONSTRUCTION CONTRACTS)<<                                                                  1,335,254

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SPAIN (continued)
         106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                 $      1,628,675
          79,200  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          1,564,624

                                                                                                                      4,528,553
                                                                                                               ----------------
SWEDEN - 0.90%
           5,153  AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)                                                       224,638
          71,000  SECURITAS AB (BUSINESS SERVICES)                                                                    1,181,626

                                                                                                                      1,406,264
                                                                                                               ----------------
SWITZERLAND - 7.20%
           3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                   868,573
          70,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           3,347,104
          29,600  ROCHE HOLDING AG (HEALTH SERVICES)                                                                  3,734,841
          22,000  UBS AG (FINANCIAL SERVICES)                                                                         1,715,013
           9,200  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                  1,577,987

                                                                                                                     11,243,518
                                                                                                               ----------------
TAIWAN - 0.65%
                  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER
         112,270  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                      1,023,904
                                                                                                               ----------------
THAILAND - 0.92%
                  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED)
         660,000  (COMMUNICATIONS)                                                                                    1,437,386
                                                                                                               ----------------
UNITED KINGDOM - 18.98%
          42,000  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,731,561
         129,000  AVIVA PLC (INSURANCE CARRIERS)                                                                      1,432,392
         217,500  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              2,155,914
          83,100  BHP BILLITON PLC (COAL MINING)                                                                      1,059,335
         359,000  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                         1,503,316
         109,200  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 1,518,290
         349,000  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                     1,583,246
         128,700  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   3,109,841
         181,900  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                         2,892,673
         856,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                      1,758,011
       8,100,000  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                         14,585
         162,000  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                           831,127
         200,045  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                  1,656,945
                  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED
         254,100  INDUSTRIES)                                                                                         2,460,356
          89,100  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                    1,623,276
       1,147,000  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 2,788,652
         149,000  WPP GROUP PLC (COMMUNICATIONS)                                                                      1,526,046

                                                                                                                     29,645,566
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $137,436,072)                                                                             149,463,106
                                                                                                               ----------------
COLLATERAL FOR SECURITIES LENDING - 5.51%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.51%
       8,600,316  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    8,600,316
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,600,316)                                                             8,600,316
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                              INTEREST RATE     MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS - 3.66%

SHARES

MUTUAL FUND - 3.66%
       5,714,645  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                  $      5,714,645
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,714,645)                                                                        5,714,645
                                                                                                               ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $151,751,033)*                            104.85%                                                        $    163,778,067

OTHER ASSETS AND LIABILITIES, NET                (4.85)                                                              (7,575,899)
                                                ------                                                         ----------------

TOTAL NET ASSETS                                100.00%                                                        $    156,202,168
                                                ------                                                         ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,714,645.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 92.65%

AUSTRALIA - 0.16%
                  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED
          22,707  INDUSTRIES)                                                                                  $        256,030
                                                                                                               ----------------

AUSTRIA - 0.22%
           6,900  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                              344,806
                                                                                                               ----------------

BELGIUM - 4.31%
         169,399  FORTIS (DEPOSITORY INSTITUTIONS)                                                                    4,685,904
          59,636  INBEV (FOOD & KINDRED PRODUCTS)<<                                                                   2,015,049

                                                                                                                      6,700,953
                                                                                                               ----------------

BRAZIL - 0.39%
             300  BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)                                                        10,617
         138,681  TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)+                                                 592,168

                                                                                                                        602,785
                                                                                                               ----------------

CANADA - 2.78%
          42,900  CORUS ENTERTAINMENT INCORPORATED CLASS B (COMMUNICATIONS)                                           1,095,960
          63,400  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                           2,500,916
                  NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         282,100  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                               736,281

                                                                                                                      4,333,157
                                                                                                               ----------------

CHINA - 0.20%
                  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT
         164,000  TRANSPORTATION & WAREHOUSING)                                                                         317,482
                                                                                                               ----------------

DENMARK - 0.74%
          22,700  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                              1,153,758
                                                                                                               ----------------

FRANCE - 7.69%
           3,600  ACCOR SA (METAL MINING)                                                                               168,904
           1,792  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)<<                                                           304,748
          46,457  CARREFOUR SA (FOOD STORES)                                                                          2,246,779
          64,200  FRANCE TELECOM SA (COMMUNICATIONS)                                                                  1,868,355
          92,482  JC DECAUX SA (BUSINESS SERVICES)+                                                                   2,339,761
          20,403  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                             1,570,754
          17,893  M6 METROPOLE TELEVISION (COMMUNICATIONS)                                                              453,787
          62,900  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           1,469,854
           8,247  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                848,487
          22,299  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 698,817

                                                                                                                     11,970,246
                                                                                                               ----------------

GERMANY - 5.53%
          11,625  ALLIANZ AG (INSURANCE CARRIERS)                                                                     1,325,997
          76,058  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                1,972,914
          90,200  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                            1,950,822
          69,719  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                          1,622,594
         100,671  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                            1,726,858

                                                                                                                      8,599,185
                                                                                                               ----------------

HONG KONG - 3.97%
         110,300  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                          1,069,819
         761,500  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                   2,821,788
         247,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                          720,736
         122,000  COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                    236,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
HONG KONG (continued)
         135,700  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                               $      1,334,678

                                                                                                                      6,183,191
                                                                                                               ----------------

ITALY - 4.31%
          69,569  ASSICURAZIONI GENERALI SpA (INSURANCE CARRIERS)                                                     2,167,468
          57,241  BANCA INTESA SpA (DEPOSITORY INSTITUTIONS)                                                            261,316
          65,200  ENI SpA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 1,675,298
          15,500  MEDIOBANCA SpA (DEPOSITORY INSTITUTIONS)                                                              289,697
         171,588  SAIPEM SpA (OIL & GAS EXTRACTION)                                                                   2,307,617

                                                                                                                      6,701,396
                                                                                                               ----------------

JAPAN - 19.92%
                  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          14,200  EXCEPT COMPUTER EQUIPMENT)<<                                                                          744,286
         119,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                3,951,996
             165  EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                                    846,149
          60,000  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              2,946,876
              84  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                       1,116,716
           2,175  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                        1,837,503
                  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           5,400  EXCEPT COMPUTER EQUIPMENT)                                                                          1,203,812
         125,800  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                          1,701,316
             550  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                       2,472,310
         235,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                    1,026,783
                  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
          55,300  EXCHANGES & SERVICES)                                                                                 656,999
          22,000  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                             3,285,035
          21,677  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                        1,383,896
          61,300  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                  3,743,611
          10,600  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            1,149,181
         229,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                  1,385,818
          33,700  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                               555,574
         223,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                           997,690

                                                                                                                     31,005,551
                                                                                                               ----------------

KOREA (SOUTH) - 1.95%
          26,840  HANA BANK (DEPOSITORY INSTITUTIONS)                                                                   711,600
          35,150  KOOKMIN BANK (FINANCIAL SERVICES)                                                                   1,586,369
           1,000  KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                                                             45,580
          26,950  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                          694,454

                                                                                                                      3,038,003
                                                                                                               ----------------

LUXEMBOURG - 0.57%
          10,986  RTI GROUP (COMMUNICATIONS)                                                                            777,461
                  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
          11,500  SERVICES)+                                                                                            104,304

                                                                                                                        881,765
                                                                                                               ----------------

MEXICO - 1.85%
          28,900  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                                                             1,794,401
         265,300  WALMART de MEXICO SA de CV (GENERAL MERCHANDISE STORES)                                             1,079,734

                                                                                                                      2,874,135
                                                                                                               ----------------

NETHERLANDS - 3.06%
         145,326  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                  2,278,960
                  ASML HOLDING NV- NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT
          25,400  MANUFACTURING & RELATED)+                                                                             397,764
          74,019  ING GROEP NV (FINANCIAL SERVICES)                                                                   2,080,478

                                                                                                                      4,757,202
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
NORWAY - 0.00%
             300  AKER ASA (MISCELLANEOUS RETAIL)+                                                             $          5,438
                                                                                                               ----------------

PORTUGAL - 1.09%
         660,730  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                              1,691,886
                                                                                                               ----------------

RUSSIA - 1.79%
          27,651  AFK SISTEMA GDR (BUSINESS SERVICES)+                                                                  452,923
          45,000  LUKOIL ADR (OIL & GAS EXTRACTION)                                                                   1,655,100
          40,916  SIBNEFT ADR (OIL & GAS EXTRACTION)+                                                                   676,137

                                                                                                                      2,784,160
                                                                                                               ----------------

SINGAPORE - 2.45%
         101,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  854,523
          35,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)<<                                                      265,233
         172,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                1,140,880
         944,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                               1,547,614

                                                                                                                      3,808,250
                                                                                                               ----------------

SPAIN - 4.98%
         103,326  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                        1,587,589
         101,325  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        1,173,059
          38,300  INDUSTRIA de DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                            984,152
         104,698  PROMOTORA de INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            2,025,493
         121,499  TELEFONICA SA (COMMUNICATIONS)                                                                      1,982,100

                                                                                                                      7,752,393
                                                                                                               ----------------

SWEDEN - 3.09%
           9,400  SECURITAS AB (BUSINESS SERVICES)                                                                      156,441
          58,100  TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)                                                1,856,295
         874,800  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                            2,791,048

                                                                                                                      4,803,784
                                                                                                               ----------------

SWITZERLAND - 10.11%
         101,766  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,348,131
          17,766  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              696,385
          18,113  JULIUS BAER HOLDINGS AG CLASS B (DEPOSITORY INSTITUTIONS)                                           1,108,123
          14,456  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 3,692,970
          28,487  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,352,467
          20,759  ROCHE HOLDING AG (HEALTH SERVICES)                                                                  2,619,309
          63,173  UBS AG (FINANCIAL SERVICES)                                                                         4,924,661

                                                                                                                     15,742,046
                                                                                                               ----------------

TAIWAN - 0.64%
          46,820  CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)                                               1,003,353
                                                                                                               ----------------

THAILAND - 0.11%
                  ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED (FOREIGN REGISTERED)
          79,000  (COMMUNICATIONS)                                                                                      172,051
                                                                                                               ----------------

UNITED KINGDOM - 10.74%
         317,199  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                       2,983,794
          40,577  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                       386,149
          15,587  CARNIVAL PLC (WATER TRANSPORTATION)                                                                   883,770
       1,552,243  ITV PLC (COMMUNICATIONS)                                                                            3,409,439
                  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
         832,581  DEALERS)                                                                                            3,652,669
          37,323  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                      366,930
         664,303  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                 3,784,550

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
UNITED KINGDOM (continued)
         375,407  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                  $      1,246,740

                                                                                                                     16,714,041
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $137,400,909)                                                                             144,197,047
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 1.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.68%
       2,620,706  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                    2,620,706
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,620,706)                                                             2,620,706
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 6.85%

MUTUAL FUND - 6.85%
      10,666,109  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                        10,666,109
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,666,109)                                                                      10,666,109
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,687,724)                                      101.18%                                               $    157,483,862

OTHER ASSETS AND LIABILITIES, NET                         (1.18)                                                     (1,835,343)
                                                         ------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    155,648,519
                                                         ------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,666,109.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 96.85%

AUSTRALIA - 5.28%
           4,119  ALINTA LIMITED (US GOVERNMENT SECURITIES)+                                                   $         30,506
          20,187  ALUMINA LIMITED (METAL MINING)                                                                         85,230
          15,266  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                               77,633
          31,979  AMP LIMITED (INSURANCE CARRIERS)                                                                      156,863
           2,290  ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                              17,441
           2,926  APN NEWS AND MEDIA LIMITED (COMMUNICATIONS)+                                                           11,417
           5,215  ARISTOCRAT LEISURE LIMITED (AMUSEMENT & RECREATION SERVICES)                                           45,820
          31,061  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED (DEPOSITORY INSTITUTIONS)                               512,905
           7,852  AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                               84,910
           1,934  AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS SERVICES)                                                  33,963
          14,904  AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE CARRIERS)                                                 49,657
           2,568  BABCOCK AND BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+               26,857
          61,203  BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                       835,771
                  BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           1,354  SIMILAR MATERIALS)+                                                                                    13,996
          12,662  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       78,658
           9,620  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 47,271
          16,842  BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                104,287
           2,310  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                     27,775
          13,499  CENTRO PROPERTIES GROUP (REAL ESTATE)                                                                  60,350
          26,583  CFS GANDEL RETAIL TRUST (REAL ESTATE)                                                                  33,850
           4,006  CHALLENGER FINANCIAL SERVICES GROUP LIMITED (FINANCE & FINANCIAL SERVICES)+                             9,483
           8,580  COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)                                                     51,446
                  COCHLEAR LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             783  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       23,301
          19,756  COLES MYER LIMITED (MISCELLANEOUS RETAIL)                                                             138,874
          21,742  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                              626,791
          19,747  COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)                                                        18,970
           6,200  COMPUTERSHARE LIMITED (BUSINESS SERVICES)                                                              27,476
           3,323  CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                              84,986
          14,989  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           30,467
          41,595  DB RREEF TRUST (REAL ESTATE)                                                                           43,090
           4,052  DCA GROUP LIMITED (HEALTH SERVICES)+                                                                   11,657
           2,772  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                  11,194
          33,730  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                      136,320
           9,994  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   13,827
          35,310  GENERAL PROPERTY TRUST (REAL ESTATE)                                                                   97,954
          10,015  HARVEY NORMAN HOLDINGS LIMITED (GENERAL MERCHANDISE STORES)                                            19,011
           4,413  ILUKA RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                     25,193
           8,315  ING INDUSTRIAL FUND (REAL ESTATE)                                                                      13,206
          27,432  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                125,042
          20,578  INVESTA PROPERTY GROUP (REAL ESTATE)                                                                   30,326
           7,729  JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    44,441
          14,813  JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)                                                         48,371
           2,584  LEIGHTON HOLDINGS LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)             22,539
           6,146  LEND LEASE CORPORATION LIMITED (REAL ESTATE)                                                           60,559
           4,210  LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)                                                          24,207
          10,407  MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                       28,237
           3,863  MACQUARIE BANK LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                           175,085
           5,562  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                     26,618
          19,843  MACQUARIE GOODMAN GROUP (PROPERTIES)                                                                   61,626
          37,041  MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER INVESTMENT OFFICES)                                   116,697
          10,648  MAYNE GROUP LIMITED (HEALTH SERVICES)                                                                  38,284
          13,447  MIRVAC GROUP (REAL ESTATE)                                                                             36,429
           6,348  MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                        13,926
          26,453  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             618,119
           5,617  NEWCREST MINING LIMITED (METAL MINING)                                                                 73,903
          10,517  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                            21,070
           4,604  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 62,162
          13,689  ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                                                           79,087
           9,534  PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE STORES)+                                                   16,394
           6,868  PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                                                            15,634
           9,446  PATRICK CORPORATION LIMITED (BUSINESS SERVICES)                                                        40,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
AUSTRALIA (continued)
             724  PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS SERVICES)                                     $         31,550
           2,504  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                           28,233
          15,195  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 38,841
          12,618  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                      153,445
          16,255  RINKER GROUP LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                         172,167
           5,283  RIO TINTO LIMITED (METAL MINING)                                                                      179,232
           9,496  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                  81,469
           1,353  SFE CORPORATION LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)+                 10,935
           4,053  SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                                                             38,658
          21,893  STOCKLAND (REAL ESTATE)                                                                                91,774
           9,227  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                      140,911
           8,986  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                            111,903
          36,135  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                          138,983
           4,068  TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)                                                        40,329
          12,945  TRANSURBAN GROUP (SOCIAL SERVICES)                                                                     73,116
           1,213  UNITAB LIMITED (COMMERCE)+                                                                             13,123
           6,385  WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           193,404
          24,705  WESTFIELD GROUP (PROPERTIES)+                                                                         332,839
          31,017  WESTPAC BANKING CORPORATION (DEPOSITORY INSTITUTIONS)                                                 469,619
           8,031  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     178,381
          17,859  WOOLWORTHS LIMITED (FOOD STORES)                                                                      223,810

                                                                                                                      8,239,942
                                                                                                               ----------------
AUSTRIA <<- 0.41%
             642  BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY INSTITUTIONS)                                                66,793
                  BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
             144  EQUIPMENT)                                                                                             19,019
           2,118  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                              105,840
             199  FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                             12,914
           6,044  IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+                                                        55,351
              80  MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)                                                       11,067
             267  OMV AG (OIL & GAS EXTRACTION)                                                                         116,169
             323  RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                        8,785
           5,887  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                   114,373
             213  VA TECHNOLOGIE (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                       16,435
                  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS & SANITARY
              97  SERVICES)                                                                                              26,746
             435  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)<<              30,461
           1,084  WIENERBERGER AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    50,297

                                                                                                                        634,250
                                                                                                               ----------------
BELGIUM - 1.29%
                  AGFA-GEVAERT NV (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           1,585  MEDICAL & OPTICAL)                                                                                     43,828
             224  BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)             15,962
                  BEKAERT SA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             272  MEDICAL & OPTICAL)                                                                                     20,423
           2,823  BELGACOM SA (COMMUNICATIONS)                                                                           96,213
              96  COFINIMMO SA (REITS)                                                                                   15,045
             304  COLRUYT SA (FOOD STORES)                                                                               41,443
             330  COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)                                                     10,287
              52  D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                          10,747
           1,216  DELHAIZE GROUP (FOOD STORES)                                                                           72,833
           9,558  DEXIA (DEPOSITORY INSTITUTIONS)                                                                       210,153
             470  ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)                                                        205,185
             396  EURONAV SA (WATER TRANSPORTATION)+                                                                     11,600
          19,545  FORTIS (DEPOSITORY INSTITUTIONS)                                                                      540,942
           1,144  GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)                                                        98,901
           3,044  INBEV (FOOD & KINDRED PRODUCTS)                                                                       102,854
           3,057  KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY INSTITUTIONS)                                              241,139
             481  MOBISTAR SA (COMMUNICATIONS)                                                                           40,171
             400  OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                                                          20,669
           1,088  SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                                                               111,643
           1,507  UCB SA (CHEMICALS & ALLIED PRODUCTS)                                                                   73,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
BELGIUM (continued)
             409  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                           $         32,729

                                                                                                                      2,015,966
                                                                                                               ----------------
CAYMAN ISLANDS - 0.01%
          23,000  HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+                                                     22,726
                                                                                                               ----------------
DENMARK - 0.76%
              19  A.P. MOLLER - MAERSK A/S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)               180,745
                  BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             213  EXCEPT COMPUTER EQUIPMENT)                                                                             14,921
             506  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                25,925
                  COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             413  MEDICAL & OPTICAL)                                                                                     23,946
             838  DANISCO A/S (FOOD & KINDRED PRODUCTS)                                                                  54,378
           7,528  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                             226,120
             395  DSV A/S (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                   33,502
             384  EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED PRODUCTS)                                             27,107
             523  FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                10,581
                  GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           3,702  COMPUTER EQUIPMENT)                                                                                    41,797
           1,114  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                          28,026
             103  KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                      24,446
             332  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               12,429
           4,076  NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                207,168
             906  NOVOZYMES A/S (HEALTH SERVICES)                                                                        44,832
           3,148  TDS A/S (COMMUNICATIONS)                                                                              134,787
             333  TOPDANMARK A/S (INSURANCE CARRIERS)+                                                                   24,252
                  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           2,748  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                      45,469
                  WILLIAM DEMANT HOLDING (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             420  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                      20,876

                                                                                                                      1,181,307
                                                                                                               ----------------
FINLAND - 1.45%
           1,353  AMER GROUP (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                            25,703
             611  CARGOTEC CORPORATION (TRANSPORTATION SERVICES)+                                                        17,058
           2,307  ELISA CORPORATION (COMMUNICATIONS)                                                                     36,042
           5,987  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       95,999
             258  KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 10,998
             938  KESKO OYJ (FOOD STORES)                                                                                23,541
             611  KONE OYJ (BUSINESS SERVICES)+                                                                          36,601
           1,657  METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     36,058
           1,497  NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                                                          38,762
          77,698  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         1,292,826
           1,720  NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                                                          31,365
           1,353  ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                26,060
           1,438  OUTOKUMPU OYJ (METAL MINING)                                                                           18,513
           1,155  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                 16,760
           1,600  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             23,868
           6,761  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        105,288
          10,660  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                              135,680
           1,321  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                             40,093
           8,866  UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                                                             169,691
           1,130  UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                                  21,968
             889  WARTSILA OYJ (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  25,620
           1,000  YIT-YHTYMA OYJ (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)+                       33,381

                                                                                                                      2,261,875
                                                                                                               ----------------
FRANCE - 9.09%
           3,289  ACCOR SA (METAL MINING)                                                                               153,790
           2,036  AIR FRANCE-KLM (TRANSPORTATION BY AIR)                                                                 30,850
           1,859  AIR LIQUIDE (CHEMICALS & ALLIED PRODUCTS)                                                             316,142
          20,918  ALCATEL SA (COMMUNICATIONS)+                                                                          228,098
          75,945  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       75,362

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
FRANCE (continued)
           8,222  ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                        $        160,402
           1,003  ATOS ORIGIN (BUSINESS SERVICES)+                                                                       63,435
           1,214  AUTOROUTES DU SUD de LA FRANCE NPV (SOCIAL SERVICES)                                                   69,376
          24,235  AXA (INSURANCE CARRIERS)                                                                              603,387
          13,602  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              929,016
           3,433  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                141,917
           1,063  BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                          28,122
           2,124  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                67,205
           9,790  CARREFOUR SA (FOOD STORES)                                                                            473,469
             558  CASINO GUICHARD-PERRACHON SA (FOOD STORES)                                                             39,111
                  CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA (MEASURING, ANALYZING & CONTROLLING
           1,694  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         115,536
             584  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   37,275
           5,221  COMPAGNIE De SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    288,791
           2,438  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)            148,046
          11,377  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                          287,443
             976  DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                        47,177
           1,598  EURONEXT NV (BUSINESS SERVICES)                                                                        53,969
          25,165  FRANCE TELECOM SA (COMMUNICATIONS)                                                                    732,354
             583  GECINA SA (REAL ESTATE)+                                                                               66,300
           4,100  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                               359,226
                  HERMES INTERNATIONAL (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
             152  & SIMILAR MATERIALS)                                                                                   30,634
             542  IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     37,316
             387  KLEPIERRE (REAL ESTATE)                                                                                36,849
           5,140  L'OREAL SA (APPAREL & ACCESSORY STORES)                                                               368,035
           2,929  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   266,230
           2,148  LAGARDERE SCA (COMMUNICATIONS)                                                                        158,671
           4,204  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                               323,651
             530  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                   46,631
           2,091  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              48,863
             832  PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                               132,816
           2,860  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           168,660
           1,150  PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY STORES)                                                118,317
           2,169  PUBLICIS GROUPE (COMMUNICATIONS)                                                                       63,806
           3,139  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                 275,705
           2,890  SAGEM SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                   59,702
          17,885  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                  1,464,748
           3,807  SCHNEIDER ELECTRIC SA (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)             286,281
          11,766  SCOR (INSURANCE CARRIERS)+                                                                             23,657
                  SOCIETE AUTOROUTES DU NORD ET de L'EST de LA FRANCE (MISCELLANEOUS MANUFACTURING
             382  INDUSTRIES)+                                                                                           20,497
             527  SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        31,421
             565  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE (TRANSPORTATION SERVICES)+                                     33,495
           5,683  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                          576,277
           1,989  SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                        52,729
           1,687  SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                                                          52,130
          13,759  SUEZ SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              371,910
           1,268  TECHNIP SA (OIL & GAS EXTRACTION)                                                                      58,828
           1,283  THALES SA (TRANSPORTATION BY AIR)                                                                      51,976
           4,011  THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                               95,682
           9,656  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                2,259,474
             755  UNIBAIL (REAL ESTATE)                                                                                  96,851
           1,263  VALEO SA (TRANSPORTATION EQUIPMENT)<<                                                                  56,705
           5,232  VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY SERVICES)                                              195,847
           2,496  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             207,428
          18,118  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                 567,791
             611  ZODIAC SA (TRANSPORTATION BY AIR)                                                                      32,781

                                                                                                                     14,188,193
                                                                                                               ----------------
GERMANY - 6.50%
             780  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                        130,109
           5,770  ALLIANZ AG (INSURANCE CARRIERS)                                                                       658,151
           1,186  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                  MEDICAL & OPTICAL)                                                                                     67,745

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
GERMANY (continued)
           9,058  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                        $        599,530
                  BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          11,274  MEDICAL & OPTICAL)                                                                                    374,706
           9,383  BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+                                                  243,391
             275  BEIERSDORF AG (APPAREL & ACCESSORY STORES)                                                             30,841
             584  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                                                             45,819
           7,647  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                              165,387
           2,228  CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                             159,755
          14,692  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                         594,151
           8,311  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                            647,098
           1,816  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      141,484
           3,799  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)<<                                                        46,422
           8,386  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                            195,170
          46,325  DEUTSCHE TELEKOM AG (COMMUNICATIONS)<<                                                                853,501
             629  DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)                                                        22,760
          10,647  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           945,171
                  EPCOS AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             928  EQUIPMENT)+                                                                                            11,508
             601  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                            51,159
             417  FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH SERVICES)                                                  29,067
           1,087  HEIDELBERGCEMENT AG (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                           78,256
             863  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)+                             25,275
             983  HENKEL KGAA (APPAREL & ACCESSORY STORES)                                                               87,812
             992  HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                  BUILDERS)+                                                                                             34,667
           2,274  HYPO REAL ESTATE HOLDING AG (DEPOSITORY INSTITUTIONS)                                                  86,282
                  INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          10,859  COMPUTER EQUIPMENT)+                                                                                  100,562
           1,165  IVG IMMOBILIEN AG (REAL ESTATE)+                                                                       21,630
           1,041  KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                                                       13,860
               0  LANXESS (CHEMICALS)+                                                                                        9
           1,453  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         97,807
           2,369  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                      97,929
             866  MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                                                               69,031
           2,511  METRO AG (FOOD STORES)                                                                                124,403
           1,235  MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                                                            23,020
           3,146  MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG (INSURANCE CARRIERS)                                     333,515
             137  PORSCHE AG (TRANSPORTATION EQUIPMENT)                                                                 102,637
             755  PREMIERE AG (ENTERTAINMENT)+<<                                                                         26,131
           1,314  PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                                                               22,540
             279  PUMA AG RUDOLF DASSLER SPORT (APPAREL & ACCESSORY STORES)                                              68,943
           7,117  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                            457,025
             634  RWE AG NON-VOTING PREFERRED (ELECTRIC, GAS & SANITARY SERVICES)                                        36,138
           3,679  SAP AG (BUSINESS SERVICES)<<                                                                          636,471
           2,795  SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                                                             171,729
          13,627  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        990,127
             753  SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                                                                15,041
           5,248  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                             90,730
           2,529  TUI AG (TRANSPORTATION BY AIR)<<                                                                       62,467
           3,854  VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                                                              175,648
           1,845  VOLKSWAGEN AG PREFERRED (TRANSPORTATION EQUIPMENT)                                                     65,209
             263  WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                            21,542

                                                                                                                     10,149,361
                                                                                                               ----------------
GREECE - 0.55%
           4,348  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                               115,671
           1,740  COCA-COLA HELLENIC BOTTLING COMPANY SA (FOOD & KINDRED PRODUCTS)                                       47,185
           1,950  COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)                                                      35,587
           3,250  EFG EUROBANK ERGASIAS SA (DEPOSITORY INSTITUTIONS)                                                     99,980
             980  EMPORIKI BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                   29,096
             300  FOLLIE SA (APPAREL & ACCESSORY STORES)                                                                  8,782
             460  GERMANOS SA (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                           15,380
             350  HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE STORES)                                                6,081
           2,030  HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                                                           21,675
                  HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
           1,700  CONTRACTS)                                                                                              8,534
           4,370  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                           84,652

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
GREECE (continued)
             796  HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        $          8,687
           1,610  INTRACOM SA (COMMUNICATIONS)                                                                            8,151
           4,540  NATIONAL BANK OF GREECE SA (DEPOSITORY INSTITUTIONS)                                                  153,848
           2,680  OPAP SA (AMUSEMENT & RECREATION SERVICES)                                                              77,428
           2,875  PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                                                              53,380
           1,690  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                        42,115
           1,510  TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                    9,071
             900  TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       27,700
           2,080  VIOHALCO SA (BUSINESS SERVICES)                                                                        13,366

                                                                                                                        866,369
                                                                                                               ----------------
HONG KONG - 1.69%
                  ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           3,500  COMPUTER EQUIPMENT)                                                                                    16,297
          22,800  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    67,157
          62,500  BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                              117,860
          16,000  CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION BY AIR)                                                 29,047
          26,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                            252,179
                  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING
           7,000  CONSTRUCTION CONTRACTS)                                                                                20,754
          31,000  CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                              177,618
          15,000  ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                           108,165
          28,000  GIORDANO INTERNATIONAL LIMITED (APPAREL & ACCESSORY STORES)                                            19,246
          29,000  HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                                                             42,525
          13,100  HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                      178,216
          13,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                               61,940
          63,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                          127,836
          18,000  HONG KONG EXCHANGES AND CLEARING LIMITED (BUSINESS SERVICES)                                           46,429
          23,500  HONG KONG ELECTRIC HOLDINGS (ELECTRIC, GAS & SANITARY SERVICES)                                       107,155
          10,000  HOPEWELL HOLDINGS (REAL ESTATE)                                                                        25,599
          36,000  HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                                                            324,016
          12,000  HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                                        24,852
          22,500  JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             20,613
           9,000  KERRY PROPERTIES LIMITED (REAL ESTATE)                                                                 19,972
           8,000  KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                             25,418
          28,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  57,948
          25,000  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                              48,099
                  NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          38,000  BUILDERS)                                                                                              46,398
           2,200  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                            9,588
          57,000  PCCW LIMITED (COMMUNICATIONS)                                                                          35,575
          18,000  SCMP GROUP LIMITED (COMMUNICATIONS)                                                                     7,864
          20,000  SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                           30,884
          20,000  SINO LAND COMPANY (REAL ESTATE)                                                                        21,237
           5,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                            6,051
                  SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          32,000  COMPUTER EQUIPMENT)                                                                                    11,324
          22,000  SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                        216,381
          16,000  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                             141,078
                  TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          14,000  HOME DEALERS)                                                                                          35,285
           5,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                        28,193
          12,000  TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                       9,932
          21,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                             73,469
           3,000  WING HANG BANK LTD. (DEPOSITORY INSTITUTIONS)                                                          19,592
           9,000  YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                              27,468

                                                                                                                      2,639,260
                                                                                                               ----------------
IRELAND - 0.86%
          14,936  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                      319,925
          16,404  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                             266,218
           9,047  CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      239,794
           1,283  DCC PLC (BUSINESS SERVICES)                                                                            25,618
           5,921  DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                               94,495
           7,360  EIRCOM GROUP PLC (COMMUNICATIONS)+                                                                     16,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
IRELAND (continued)
           6,832  ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                          $         46,713
           5,901  FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                         17,639
           3,778  GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+                 43,749
           2,891  GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                          12,599
           2,027  IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)+                                                        28,336
           8,902  INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                        27,464
           4,666  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      81,607
           2,132  KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                              52,652
           1,707  KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                 20,162
             869  PADDY POWER PLC (AMUSEMENT & RECREATION SERVICES)+                                                     14,834
             623  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                      27,935

                                                                                                                      1,336,116
                                                                                                               ----------------
ITALY - 3.84%
           7,111  ALLEANZA ASSICURAZIONI SpA (INSURANCE CARRIERS)                                                        77,129
           2,213  ARNOLDO MONDADORI EDITORE SpA (COMMUNICATIONS)                                                         21,042
          16,289  ASSICURAZIONI GENERALI SpA (INSURANCE CARRIERS)                                                       507,495
           1,722  AUTOGRILL SpA (EATING & DRINKING PLACES)                                                               22,677
           4,768  AUTOSTRADE SpA (SOCIAL SERVICES)                                                                      126,421
           4,038  BANCA ANTONVENETA SpA (DEPOSITORY INSTITUTIONS)<<                                                     130,364
           4,699  BANCA FIDEURAM SpA (HOLDING & OTHER INVESTMENT OFFICES)                                                22,241
          16,513  BANCA INTESA RNC SpA (DEPOSITORY INSTITUTIONS)                                                         70,444
          54,675  BANCA INTESA SpA (DEPOSITORY INSTITUTIONS)                                                            249,601
          18,504  BANCA MONTE DEI PASCHI DI SIENA SpA (DEPOSITORY INSTITUTIONS)<<                                        65,182
          22,767  BANCA NAZIONALE DEL LAVORO SpA (DEPOSITORY INSTITUTIONS)+<<                                            78,458
           6,910  BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                                68,010
           5,576  BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                                  110,549
           6,309  BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                      107,391
                  BENETTON GROUP SpA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
           1,032  MATERIALS)<<                                                                                            9,470
           2,527  BULGARI SpA (APPAREL & ACCESSORY STORES)                                                               28,247
          24,276  CAPITALIA SpA (DEPOSITORY INSTITUTIONS)<<                                                             135,423
          13,359  EDISON SpA (ELECTRIC, GAS & SANITARY SERVICES)+                                                        29,755
          63,936  ENEL SpA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                        557,954
          45,443  ENI SpA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 1,167,646
           8,842  FIAT SpA (TRANSPORTATION EQUIPMENT)+                                                                   64,054
           2,459  FINECOGROUP SpA (DEPOSITORY INSTITUTIONS)                                                              21,948
         102,937  FINMECCANICA SpA (TRANSPORTATION BY AIR)                                                               95,845
           3,275  GRUPPO EDITORIALE L'ESPRESSO SpA (COMMUNICATIONS)<<                                                    17,851
           1,343  ITALCEMENTI SpA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                               20,946
             360  LOTTOMATTICA SpA (AMUSEMENT & RECREATION SERVICES)+                                                    11,702
                  LUXOTTICA GROUP SpA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           2,339  MEDICAL & OPTICAL)                                                                                     48,330
          13,779  MEDIASET SpA (COMMUNICATIONS)                                                                         162,058
           8,038  MEDIOBANCA SpA (DEPOSITORY INSTITUTIONS)                                                              150,231
           4,147  MEDIOLANUM SpA (INSURANCE CARRIERS)<<                                                                  25,826
          43,372  PIRELLI & C SpA (TRANSPORTATION EQUIPMENT)                                                             45,093
           5,160  RIUNIONE ADRIATICA SI SICURTA SpA (INSURANCE CARRIERS)                                                100,283
          18,566  SANPAOLO IMI SpA (DEPOSITORY INSTITUTIONS)                                                            254,387
          66,054  SEAT PAGINE GIALLE SpA (COMMUNICATIONS)+                                                               27,457
          14,619  SNAM RETE GAS SpA (OIL & GAS EXTRACTION)                                                               78,134
          23,337  TELECOM ITALIA MEDIA SpA (COMMUNICATIONS)+<<                                                           11,211
          98,230  TELECOM ITALIA RNC SpA (COMMUNICATIONS)                                                               254,084
         178,756  TELECOM ITALIA SpA (COMMUNICATIONS)                                                                   557,454
          17,214  TERNA SpA (ELECTRIC, GAS & SANITARY SERVICES)                                                          44,561
           3,533  TISCALI SpA (COMMUNICATIONS)+                                                                          10,035
          75,543  UNICREDITO ITALIANO SpA (DEPOSITORY INSTITUTIONS)<<                                                   398,283

                                                                                                                      5,985,272
                                                                                                               ----------------
JAPAN - 21.15%
           6,000  77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                              36,803
           1,250  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              79,661

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
             600  ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         $         14,169
                  ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           1,200  COMPUTER EQUIPMENT)                                                                                    88,272
          11,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                           168,820
             500  AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                               31,206
           1,125  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 83,645
           3,400  AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 73,478
          10,000  AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                              110,985
             400  ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                       17,791
           8,000  ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                             24,316
                  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           3,000  COMPUTER EQUIPMENT)                                                                                    45,741
           6,000  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         40,638
           1,000  AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             11,881
                  ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           1,000  EQUIPMENT)                                                                                              6,068
           1,000  AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            25,101
             400  ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                  9,167
           6,600  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)<<                                                    78,595
                  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
          17,000  DEALERS)                                                                                              177,649
          21,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  99,440
             600  ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                                16,645
             500  AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                      16,755
           1,200  BANDAI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                    24,167
           9,000  BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                      53,085
           4,000  BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)+                                                       33,886
          21,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                    120,646
           1,000  BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                             31,960
          12,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                            229,958
                  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          12,800  EQUIPMENT)                                                                                            670,906
           1,000  CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                       16,803
           3,300  CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                42,922
                  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           3,000  DEALERS)                                                                                               18,692
              17  CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                               131,133
          12,000  CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           78,697
           2,000  CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                 24,665
           9,800  CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         234,847
           4,700  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    72,372
             800  CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                           17,967
           4,400  CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                           39,672
             800  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         17,985
                  COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
           2,000  BUILDERS)                                                                                              18,343
           2,600  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   86,057
           1,100  CSK CORPORATION (BUSINESS SERVICES)                                                                    42,998
          11,000  DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                        176,355
           4,000  DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       20,908
                  DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           6,000  COMPUTER EQUIPMENT)+                                                                                   26,844
                  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           4,200  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       92,544
                  DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
           4,200  DEALERS)                                                                                              104,616
           3,000  DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                      26,473
          10,000  DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                 31,856
                  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
           3,000  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                     20,082
           1,500  DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                                 56,014
                  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           9,000  OPERATIVE BUILDERS)                                                                                   102,540
          21,000  DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                              128,931
           7,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                      25,076
           9,100  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                          206,632
              31  DENTSU INCORPORATED (BUSINESS SERVICES)                                                                76,308
           5,000  DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 33,144
               7  E TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)+                                     21,179
              14  EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                             9,351
              58  EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)                                                    297,434

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
           5,000  EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   $         19,149
           4,300  EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                   144,051
           2,400  ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                         69,163
             600  EPILDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                   19,226
           1,000  FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                28,623
                  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           3,000  EQUIPMENT)                                                                                            189,775
             900  FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            46,587
                  FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
           9,000  MOBILE HOME DEALERS)                                                                                   27,260
                  FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           8,300  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                      268,235
             400  FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    12,679
              11  FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                                  21,261
                  FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           6,000  MEDICAL & OPTICAL)                                                                                     29,131
          30,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              156,352
                  FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           9,000  PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                      34,609
             700  GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                11,189
               6  GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                 10,894
           6,000  GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           35,834
           4,000  GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)                17,913
             400  HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)+                                                 28,059
           2,000  HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                                  12,625
             400  HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)+                                                    28,572
           4,000  HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                         23,136
                  HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             500  EXCEPT COMPUTER EQUIPMENT)                                                                             54,789
                  HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           3,000  MEDICAL & OPTICAL)                                                                                     13,110
           1,000  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       19,702
           1,700  HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         30,999
                  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
           1,500  COMPUTER EQUIPMENT)                                                                                    17,765
          55,000  HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              332,548
                  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
             600  COMPUTER EQUIPMENT)                                                                                    10,187
                  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           2,900  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 59,277
          19,000  HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                        57,902
          13,400  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                658,136
           1,400  HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                      20,677
                  HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           1,800  MEDICAL & OPTICAL)                                                                                    206,797
                  IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           1,500  COMPUTER EQUIPMENT)+<<                                                                                 39,145
               5  INDEX CORPORATION (COMMUNICATIONS)+                                                                    15,083
               6  INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                            33,702
           2,800  ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                    35,026
           5,000  ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           10,976
                  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
          17,000  INDUSTRIES)+                                                                                           24,597
             500  ITO EN LIMITED (EATING & DRINKING PLACES)                                                              25,633
           5,600  ITO-YOKADO COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     184,686
          26,000  ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                                130,672
             500  ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             17,446
             500  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                             26,373
          11,000  JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                                  29,583
               7  JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                      20,709
               6  JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                       50,960
               4  JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                       34,316
              15  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                         199,414
           9,500  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                  233,484
           4,000  JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       48,982
          12,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                            58,489
           3,000  JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                          62,776
          16,000  KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    58,908
           1,000  KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      6,842
           4,000  KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                     30,775
           5,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       55,866
          13,100  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        263,058

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                        VALUE
JAPAN (continued)
           4,000  KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   $         25,638
           9,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         211,462
           2,400  KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                    16,297
          20,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             38,282
           8,000  KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                   47,125
              44  KDDI CORPORATION (COMMUNICATIONS)+                                                                    203,073
           7,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                              42,736
           9,000  KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                        48,500
           4,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)+<<                                   19,941
                  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             600  COMPUTER EQUIPMENT)                                                                                   133,757
           2,000  KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                         17,634
           2,000  KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    14,761
          26,000  KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                         79,044
          14,000  KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               135,303
          48,000  KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            89,887
           1,300  KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                17,504
          16,000  KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              123,620
           1,000  KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          15,072
           1,600  KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            33,610
                  KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           7,500  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       69,706
             400  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                             13,784
           2,000  KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)<<                                                26,723
          18,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            98,248
           6,000  KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                        56,654
           2,200  KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                       29,227
                  KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING
           1,900  PROGRAMS)                                                                                              29,285
                  KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           2,800  COMPUTER EQUIPMENT)                                                                                   213,438
           6,000  KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        38,724
           6,900  KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        149,822
           1,000  LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                       34,788
           2,000  LEOPALACE 21 CORPORATION (REAL ESTATE)                                                                 33,161
                  MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             500  EXCEPT COMPUTER EQUIPMENT)                                                                             28,761
                  MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           2,000  COMPUTER EQUIPMENT)                                                                                    39,052
          22,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                               75,011
           5,300  MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                     71,164
           1,700  MATSUI SECURITIES COMAPNY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)+                               18,131
             700  MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                          19,054
                  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT
          36,000  STORES)                                                                                               544,092
                  MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
           5,000  SUPPLY & MOBILE HOME DEALERS)                                                                          41,535
           4,000  MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                    22,769
           5,000  MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                   24,567
             600  MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            18,386
              26  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     348,690
                  MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           6,000  COMPUTER EQUIPMENT)                                                                                    24,144
          28,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                          81,549
          19,900  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            269,127
          33,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              174,139
          19,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                       207,900
           6,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                             30,515
          53,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          138,306
           2,000  MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                          20,331
          15,000  MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)            35,230
           9,000  MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                               37,157
              83  MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                               699,658
                  MITSUBISHIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
           3,000  & SERVICES)+                                                                                           26,395
          24,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              226,233
          10,000  MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                 58,473
          10,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                           19,497
          13,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                          144,981
           9,000  MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                                42,053
          18,000  MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                    110,410

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
          22,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                               $        196,834
           9,000  MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                           91,772
           6,000  MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                        26,935
                  MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           1,200  EXCEPT COMPUTER EQUIPMENT)<<                                                                           12,302
             142  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                         638,305
                  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,800  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                192,519
           1,400  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 18,547
                  NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          33,000  EQUIPMENT)                                                                                            177,477
                  NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             600  COMPUTER EQUIPMENT)                                                                                    26,900
               9  NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               23,093
                  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           4,000  COMPUTER EQUIPMENT)                                                                                    38,774
           3,000  NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              34,435
           3,000  NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)+                                                 25,145
             400  NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        9,733
           5,000  NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                         19,397
             900  NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                      94,871
          27,000  NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                      117,971
                  NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           5,000  MEDICAL & OPTICAL)<<                                                                                   56,274
                  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           1,700  COMPUTER EQUIPMENT)                                                                                   177,279
               5  NIPPON BUILDING FUND INCORPORATED (REITS)                                                              45,078
           3,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                        45,021
          14,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                            60,528
           2,000  NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                          11,974
           8,000  NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                      18,866
           3,000  NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                             34,798
          13,000  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                             73,491
          22,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                         148,862
           4,000  NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 20,265
                  NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
           6,000  HOME DEALERS)                                                                                          23,370
           2,000  NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          16,259
         104,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                   240,363
              89  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                             380,561
              15  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                        54,875
          18,000  NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                                  102,899
           8,000  NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)+                                              34,738
                  NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           4,000  OPERATIVE BUILDERS)                                                                                    14,394
           3,000  NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       32,161
          38,800  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                         383,578
           3,000  NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                            30,995
                  NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
          12,000  & TRANSPORTATION EQUIPMENT)                                                                            29,981
           3,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                              24,466
           1,400  NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         35,850
             300  NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                21,467
           2,800  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                 159,540
           1,600  NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                             44,351
          30,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS,
                  EXCHANGES & SERVICES)                                                                                 361,171
               3  NOMURA REAL ESTATE OFFICE FUND (REITS)+                                                                22,788
             400  NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             39,742
           8,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                 40,897
           7,000  NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)               37,518
                  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
              21  COMPUTER EQUIPMENT)                                                                                    71,346
             298  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                              439,058
               3  NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)+                                                       12,252
          10,000  OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                  53,526
             100  OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          16,930
          12,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                      63,409
          14,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                    72,792
                  OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           9,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 31,539
           3,000  OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   16,929

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
           4,000  OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                             $         76,523
                  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           3,600  EXCEPT COMPUTER EQUIPMENT)                                                                             79,128
                  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE
           2,000  FROM FABRICS & SIMILAR MATERIALS)                                                                      25,248
             600  ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      22,568
             900  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                        53,235
           1,400  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                               209,048
          35,000  OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         109,961
           2,600  PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                   39,281
           1,450  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           92,570
           2,100  QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                               17,548
              80  RAKUTEN INCORPORATED (COMMUNICATIONS)                                                                  63,503
          77,000  RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                               142,499
                  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          12,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                186,824
                  RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
             700  HOME DEALERS)                                                                                          17,193
                  ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           1,800  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                172,548
             400  RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                  19,699
           2,000  SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                           8,392
                  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           2,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 25,954
           6,500  SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                  124,360
             800  SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                             37,111
           1,100  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    24,970
                  SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
           3,000  MOBILE HOME DEALERS)                                                                                   17,238
                  SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
          26,000  COMPUTER EQUIPMENT)<<                                                                                  66,305
           5,000  SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)                                                    24,031
                  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,500  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                150,166
           1,200  SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                     73,284
                  SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           1,700  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 56,477
                  SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
           2,000  WAREHOUSING)                                                                                           18,025
                  SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
           7,000  CONTRACTORS & OPERATIVE BUILDERS)                                                                      47,981
                  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           8,000  OPERATIVE BUILDERS)<<                                                                                  80,402
           6,300  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                             174,330
                  SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
              90  SERVICES)+                                                                                             21,005
                  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          16,000  EXCEPT COMPUTER EQUIPMENT)                                                                            248,962
             900  SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        22,606
             300  SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 25,259
           1,100  SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  31,153
                  SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
           9,000  BUILDERS)                                                                                              41,705
           6,200  SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      234,584
                  SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
           8,000  EXCHANGES & SERVICES)+                                                                                 25,166
          16,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         85,869
           5,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               64,247
           6,000  SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  75,506
          10,000  SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        85,521
          16,000  SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                           37,788
           2,900  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           28,994
             900  SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               97,572
           4,200  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)<<                                           163,649
              78  SOFTBANK INVESTMENT CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)+                                  26,099
           3,700  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                       15,809
          14,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               140,577
          15,700  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     538,959
                  STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
           2,600  COMPUTER EQUIPMENT)                                                                                    41,982
           3,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        19,339
          26,000  SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       119,016
          18,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    143,523
                  SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
          12,000  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         122,265
                  SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
           9,000  COMPUTER EQUIPMENT)                                                                                    43,066
                  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
          71,000  MACHINERY & TRANSPORTATION EQUIPMENT)                                                                 120,632
                  SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
           9,000  MINERALS, EXCEPT FUELS)                                                                                61,284
              70  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                470,722
           7,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                         18,521

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
           7,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                  $         77,941
           3,000  SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                          30,526
          21,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                    127,084
           4,000  SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                          32,477
                  SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           1,000  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       25,107
           1,300  SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                     19,753
           3,800  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        177,929
          13,000  TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                   34,571
          15,000  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    50,374
                  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
           3,000  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                          58,243
                  TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           2,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 22,012
           3,000  TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                                18,625
           4,000  TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                               35,683
          15,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   751,607
           1,900  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                             127,879
                  TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           1,000  OPERATIVE BUILDERS)                                                                                     7,092
           4,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           38,401
           2,000  TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                              135,941
          14,000  TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                                 64,790
           3,000  TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                     22,217
                  TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           2,900  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       83,438
           1,600  THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           32,875
             600  TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            20,397
          13,000  TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                                 47,001
           3,000  TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      12,772
           2,200  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                           31,633
           7,300  TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                        155,533
           3,000  TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)+                                                    21,258
           1,000  TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                                16,486
          19,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         469,242
                  TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           2,900  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                152,393
          43,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         160,579
           1,700  TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)+                                      21,332
                  TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
           1,000  FABRICS & SIMILAR MATERIALS)                                                                            9,953
           4,000  TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                   26,712
          15,000  TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                            67,109
           6,000  TOKYU LAND CORPORATION (REAL ESTATE)                                                                   28,096
           5,000  TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                          53,991
           9,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             94,904
          23,000  TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                 108,582
          50,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          198,301
           7,000  TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        28,910
           4,300  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               72,649
           5,000  TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                          39,412
           2,800  TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    44,028
           2,000  TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                   31,219
           9,000  TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                         20,938
           1,100  TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                17,655
           3,400  TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                               92,417
          49,400  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 1,762,878
           3,000  TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)+                                                         48,742
           1,500  TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      53,228
          15,000  UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                             30,381
              66  UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                                  341,447
             700  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                     28,119
                  UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           1,000  EXCEPT COMPUTER EQUIPMENT)                                                                             15,728
           3,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             33,989
                  USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           2,000  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       35,488
             380  USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                   24,181
                  WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
           2,000  SIMILAR MATERIALS)                                                                                     25,245
              29  WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                                   99,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
JAPAN (continued)
                  WORLD COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
             600  & SIMILAR MATERIALS)                                                                         $         20,944
              64  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)+                                                          133,570
           2,000  YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                35,992
           1,300  YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                          74,652
           2,800  YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                    43,585
           2,800  YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                51,197
           9,200  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                               313,346
           7,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                             96,793
           2,000  YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                              17,207
                  YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                17,760
                  YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,600  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 44,211
           3,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         25,872

                                                                                                                     33,005,477
                                                                                                               ----------------

LUXEMBOURG - 0.02%
           3,124  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                   28,334
                                                                                                               ----------------

NETHERLANDS - 4.82%
          29,163  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                        716,472
          23,341  AEGON NV (INSURANCE CARRIERS)                                                                         300,564
           4,593  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                           180,614
           8,329  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                    130,613
           1,613  BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)+                                                           15,878
             732  CORIO NV (REITS)                                                                                       40,778
           1,304  DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                                   89,144
           4,194  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)                                 133,069
           2,064  GETRONICS NV (BUSINESS SERVICES)                                                                       24,228
           8,044  HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+                                                      18,996
           4,064  HEINEKEN NV (EATING & DRINKING PLACES)                                                                125,377
             582  IHC CALAND NV (OIL & GAS EXTRACTION)+                                                                  39,848
          31,770  ING GROEP NV (FINANCIAL SERVICES)                                                                     892,971
          35,017  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                           292,863
                  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
          21,982  EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                    553,689
          25,780  KONINKLIJKE AHOLD NV (FOOD STORES)+                                                                   211,197
           1,489  OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        21,905
           2,059  QIAGEN NV (HEALTH SERVICES)+                                                                           23,933
             753  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        25,962
          12,025  REED ELSEVIER NV (COMMUNICATIONS)                                                                     167,332
             786  RODAMCO EUROPE NV (REITS)                                                                              64,376
          35,094  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                             2,281,434
           2,476  ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                                                             98,862
           6,539  TNT NV (TRANSPORTATION SERVICES)                                                                      165,401
           9,547  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 618,308
           2,818  VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                   39,672
           4,097  VNU NV (COMMUNICATIONS)                                                                               114,039
             349  WERELDHAVE NV (REITS)                                                                                  37,190
           4,854  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                           92,650

                                                                                                                      7,517,365
                                                                                                               ----------------

NEW ZEALAND - 0.22%
          18,500  AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                        30,712
           8,370  CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)                                                   13,225
           4,376  CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                             23,394
                  FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME FURNITURE, FURNISHINGS &
           4,714  EQUIPMENT STORES)                                                                                      10,966
                  FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING, ANALYZING & CONTROLLING
           8,696  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                          19,678
                  FLETCHER BUILDING LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
           7,167  MOBILE HOME DEALERS)                                                                                   34,339

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
NEW ZEALAND (continued)
           2,073  INDEPENDENT NEWSPAPERS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          $          9,348
           2,937  NGC HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                                7,755
                  SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS &
           7,892  OTHER LODGE PLACES)                                                                                    24,508
           1,846  SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)                                                         8,921
          32,409  TELECOM CORPORATION OF NEW ZEALAND LIMITED (COMMUNICATIONS)<<                                         135,590
             705  TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE)+                                               1,962
           4,703  TOWER LIMITED (BUSINESS SERVICES)+                                                                      7,012
           2,606  WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE STORES)                                                    7,242
             372  WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                1,737

                                                                                                                        336,389
                                                                                                               ----------------

NORWAY - 0.69%
          11,614  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                         120,786
             654  FRONTLINE LIMITED (WATER TRANSPORTATION)                                                               25,969
           2,466  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                224,172
           1,800  NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)                                                    29,528
           3,142  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                   115,633
             831  PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+                                                     20,030
             500  PROSAFE ASA (OIL & GAS EXTRACTION)                                                                     15,036
             919  SCHIBSTED ASA (COMMUNICATIONS)                                                                         25,259
               0  SHIP FINANCE INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                                   3
             678  SMEDVIG ASA (OIL & GAS EXTRACTION)                                                                     13,682
          11,312  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                 230,318
             400  STOLT-NIELSEN S.A. (WATER TRANSPORTATION)                                                              13,467
           3,964  STOREBRAND ASA (INSURANCE CARRIERS)                                                                    36,984
                  TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           2,116  COMPUTER EQUIPMENT)                                                                                    22,525
             800  TANDBERG TELEVISION ASA + (COMMUNICATIONS)                                                              9,947
          13,293  TELENOR ASA (COMMUNICATIONS)                                                                          105,706
           3,383  TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                         13,848
           3,400  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                         53,738

                                                                                                                      1,076,631
                                                                                                               ----------------

PORTUGAL - 0.30%
           6,482  BANCO BPI SA (DEPOSITORY INSTITUTIONS)                                                                 24,696
          34,499  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                 88,339
           1,543  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)                                                      24,058
           5,989  BRISA-AUTO ESTRADAS de PORTUGAL SA (SOCIAL SERVICES)                                                   47,048
           3,821  CIMPOR CIMENTOS de PORTUGAL SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                21,455
                  ELECTRICIDADE de PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          34,803  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 87,430
             716  JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE GOODS)                                                   10,274
          13,231  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)<<                                                           125,864
           1,398  PT MULTIMEDIA SERVICOS de TELECOMUNICACOES E MULTIMEDIA SGPS SA (COMMUNICATIONS)                       14,685
          17,058  SONAE SGPS SA (GENERAL MERCHANDISE STORES)                                                             23,492

                                                                                                                        467,341
                                                                                                               ----------------

SINGAPORE - 0.83%
           9,000  ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                                                               6,181
          11,000  ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                                                          14,402
          15,000  CAPITALAND LIMITED (REAL ESTATE)                                                                       21,122
          13,000  CAPITAMALL TRUST (REITS)                                                                               18,337
                  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED (ELECTRONIC & OTHER
          19,000  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                         14,744
           8,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                35,495
          29,000  COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                            29,009
           1,000  CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    6,544
                  DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           4,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                 4,440
          19,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  160,752
           3,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                       27,860
           2,000  HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)                                                         6,100

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
SINGAPORE (continued)
           2,000  JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                         $         15,725
           9,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                         66,493
           7,000  KEPPEL LAND LIMITED (REAL ESTATE)                                                                      10,363
           9,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                    20,145
          21,600  OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY INSTITUTIONS)<<                                       148,337
           1,000  OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                  5,391
          11,000  PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                             12,240
                  SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          15,980  OPERATIVE BUILDERS)                                                                                    25,243
           5,035  SEMBCORP LOGISTICS LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)+                                5,137
           9,000  SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)                                                     14,007
           9,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   59,697
          14,000  SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)                                                         17,492
           2,000  SINGAPORE LAND LIMITED (REAL ESTATE)                                                                    6,684
          25,000  SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                       14,751
          27,000  SINGAPORE PRESS HOLDINGS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                            68,747
                  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL
          21,000  CONTRACTORS & OPERATIVE BUILDERS)                                                                      30,099
         113,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                 185,255
          11,000  SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                      7,679
                  STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          18,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                12,848
          12,000  SUNTEC REIT (REITS)                                                                                     8,669
          20,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                168,199
           9,000  UNITED OVERSEAS LAND LIMITED (REAL ESTATE)                                                             12,152
                  VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           4,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 37,825
           8,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                 4,710

                                                                                                                      1,302,874
                                                                                                               ----------------

SPAIN - 3.86%
           4,038  ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<                                                       102,666
             487  ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             48,241
           2,952  ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                   40,118
                  ACTIVIDADES de CONSTRUCCION Y SERVICIOS SA (HEAVY CONSTRUCTION OTHER THAN
           4,639  BUILDING CONSTRUCTION CONTRACTS)<<                                                                    129,587
           4,636  ALTADIS SA (TOBACCO PRODUCTS)                                                                         193,955
           5,665  AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION SERVICES)                                        49,495
           1,476  ANTENA 3 de TELEVISION SA (COMMUNICATIONS)<<                                                           29,500
          56,508  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                          868,237
          14,350  BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)                                                    173,163
         101,439  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                        1,174,379
           3,224  CINTRA CONCESIONES de INFRAESTRUCTURAS de TRANSPORTE SA (TRANSPORTATION SERVICES)                      37,768
           1,699  CORP MAPFRE SA (INSURANCE CARRIERS)                                                                    25,371
           1,410  EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)+                                                        25,024
          16,277  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                       378,352
                  FOMENTO de CONSTRUCCIONES Y CONTRATAS SA (HEAVY CONSTRUCTION OTHER THAN
             762  BUILDING CONSTRUCTION CONTRACTS)<<                                                                     42,848
           2,075  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                28,057
           2,692  GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY SERVICES)                                                 79,204
           1,034  GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                     66,533
          13,138  IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                    345,974
           8,826  IBERIA LINEAS AEREAS de ESPANA SA (TRANSPORTATION BY AIR)                                              25,217
           2,090  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                           41,289
           3,707  INDUSTRIA de DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                             95,255
             513  INMOBILIARIA COLONIAL SA (REAL ESTATE)+                                                                27,316
             720  METROVACESA SA (REAL ESTATE)<<                                                                         42,378
             316  METROVACESA SA (REAL ESTATE)<<                                                                         18,599
           1,473  NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+<<                                  20,182
           1,224  PROMOTORA de INFORMACIONES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               23,680
          15,613  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                                396,229
           1,757  SACYR VALLEHERMOSO SA (REAL ESTATE)                                                                    41,361
           1,092  SOCIEDAD GENERAL de AGUAS de BARCELONA SA (ELECTRIC, GAS & SANITARY SERVICES)                          23,511
             630  SOGECABLE SA (COMMUNICATIONS)+<<                                                                       22,333
           2,598  TELEFONICA PUBLICIDAD E INFORMACION SA (COMMUNICATIONS)                                                22,642
          76,755  TELEFONICA SA (COMMUNICATIONS)<<                                                                    1,252,155
           3,734  UNION FENOSA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                 113,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
SPAIN (continued)
           2,270  ZELTIA SA (HEALTH SERVICES)+<<                                                               $         15,347

                                                                                                                      6,019,595
                                                                                                               ----------------

SWEDEN - 2.30%
                  ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           1,292  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       18,653
                  ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
           5,087  TRANSPORTATION EQUIPMENT)                                                                              65,264
           5,814  ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                91,815
           3,606  ATLAS COPCO AB (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                51,688
             558  AXFOOD AB (FOOD & KINDRED PRODUCTS)                                                                    13,980
             763  BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                                                           9,132
           1,399  CAPIO AB (HEALTH SERVICES)+                                                                            20,575
             774  CASTELLUM AB (REAL ESTATE)                                                                             31,493
             725  D CARNEGIE & COMPANY AB (HOLDING & OTHER INVESTMENT OFFICES)                                            8,566
           4,807  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                        102,101
                  ELEKTA AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
             538  MEDICAL & OPTICAL)+                                                                                    22,296
           2,481  ENIRO AB (COMMUNICATIONS)                                                                              28,180
                  GAMBRO AB A SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           2,975  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       39,720
                  GAMBRO AB B SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           1,442  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       19,257
                  GETINGE AB (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
           2,633  MEDICAL & OPTICAL)                                                                                     35,824
                  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
           7,880  FABRICS & SIMILAR MATERIALS)                                                                          276,409
             517  HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                    13,840
             931  HOLMEN AB (PAPER & ALLIED PRODUCTS)                                                                    25,098
           3,099  LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                                                            26,586
             761  MODERN TIMES GROUP AB (COMMUNICATIONS)+                                                                23,246
          35,859  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                   324,916
           1,424  OMX AB (BUSINESS SERVICES)+                                                                            16,191
             550  ORIFLAME COSMETICS SA (APPAREL & ACCESSORY STORES)                                                     12,517
           3,351  SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                        124,250
           1,403  SAS AB (TRANSPORTATION BY AIR)+                                                                        12,051
           1,598  SCANIA AB (TRANSPORTATION EQUIPMENT)                                                                   58,802
           5,107  SECURITAS AB (BUSINESS SERVICES)                                                                       84,994
          17,580  SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                                                            96,543
           8,012  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                            132,947
           6,340  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             78,122
           6,340  SKF AB (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                        64,512
                  SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
             918  & TRANSPORTATION EQUIPMENT)                                                                            21,097
                  SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
             500  & TRANSPORTATION EQUIPMENT)                                                                            10,992
           3,359  SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)                                                        107,317
           8,614  SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)<<                                                     175,445
           5,625  SWEDISH MATCH AB (TOBACCO PRODUCTS)                                                                    63,802
           5,815  TELE2 AB (COMMUNICATIONS)                                                                              54,446
         245,937  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                              784,662
          31,911  TELIASONERA AB (COMMUNICATIONS)                                                                       151,884
           1,192  TRELLEBORG AB (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                 17,631
           1,595  VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                                                           62,715
           3,879  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                          157,438
           1,335  WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                                                                29,052
             267  WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                                                                 6,494
           5,917  WM-DATA AB (BUSINESS SERVICES)                                                                         14,830

                                                                                                                      3,587,373
                                                                                                               ----------------

SWITZERLAND - 6.64%
          33,142  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+                                                     214,489
           2,233  ADECCO SA (BUSINESS SERVICES)                                                                         101,307
           1,116  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                              64,893
           3,866  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              51,214
           8,882  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                        297,817
          20,229  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              792,929
              60  GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                         38,373
             123  GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                                                                 71,442

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
SWITZERLAND (continued)
           3,101  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              $        188,357
                  KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             622  COMPUTER EQUIPMENT)                                                                                    22,678
              54  KUONI REISEN HOLDING (AMUSEMENT & RECREATION SERVICES)                                                 21,905
           1,470  LOGITECH INTERNATIONAL SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                    47,260
             610  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                           33,697
                  MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             502  & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                              18,931
           6,800  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                 1,737,147
                  NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
             390  FABRICS & SIMILAR MATERIALS)                                                                           78,986
          39,794  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                           1,889,286
                  PHONAK HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             672  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       25,161
             633  PSP SWISS PROPERTY AG (REAL ESTATE)+                                                                   27,474
              84  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        23,239
          11,839  ROCHE HOLDING AG (HEALTH SERVICES)                                                                  1,493,810
              84  SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               30,281
             110  SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)                                                        70,410
              70  SGS SOCIETE GENERALE de SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                    47,969
             104  SIG HOLDING AG (MACHINERY)+                                                                            23,506
                  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          10,085  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                                              160,727
                  STRAUMANN HOLDING AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             123  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       25,599
              57  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     23,473
             576  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                           80,668
             989  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                           28,202
           5,515  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                338,175
             456  SWISSCOM AG (COMMUNICATIONS)                                                                          148,605
           1,839  SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                                                            188,157
                  SYNTHES INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             798  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       87,453
          18,015  UBS AG (FINANCIAL SERVICES)                                                                         1,404,362
                  UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             174  EXCEPT COMPUTER EQUIPMENT)                                                                             23,853
              52  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         11,769
           2,451  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+                                                    420,396

                                                                                                                     10,354,000
                                                                                                               ----------------

UNITED KINGDOM - 24.29%
          10,499  3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     127,132
          20,451  AEGIS GROUP PLC (COMMUNICATIONS)                                                                       36,316
           4,678  AGGREKO PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                 15,440
           4,238  ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                               64,383
           5,500  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                              32,423
          12,561  AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                      74,613
          24,017  ANGLO AMERICAN PLC (COAL MINING)                                                                      561,632
                  ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          21,729  EXCEPT COMPUTER EQUIPMENT)                                                                             43,863
           3,565  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                     34,734
           5,329  ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER TRANSPORTATION)                                           46,917
          27,890  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                       1,149,839
          40,317  AVIVA PLC (INSURANCE CARRIERS)                                                                        447,673
          18,277  BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                                                      202,506
          54,112  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                               277,248
           6,908  BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    40,808
         109,232  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              1,082,735
           3,957  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              50,729
           7,495  BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 41,428
           2,048  BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                           31,613
                  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
           1,985  OPERATIVE BUILDERS)+                                                                                   32,542
          60,079  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   493,249
          42,074  BHP BILLITON PLC (COAL MINING)                                                                        536,347
           8,583  BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                                                           154,006
          12,709  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                          138,400
           1,540  BOVIS HOMES GROUP PLC (BUILDING)+                                                                      19,564
         364,960  BP PLC (OIL & GAS EXTRACTION)                                                                       3,795,472
           8,525  BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                       80,620
          12,304  BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     67,170

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
UNITED KINGDOM (continued)
           3,278  BRITANNIC GROUP PLC (INSURANCE CARRIERS)+                                                    $         30,145
           8,987  BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+                                                           42,167
          27,160  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                       523,083
           8,966  BRITISH LAND COMPANY PLC (REAL ESTATE)                                                                140,469
          21,277  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                         200,146
           3,325  BRIXTON PLC (REAL ESTATE)+                                                                             21,184
         144,197  BT GROUP PLC (COMMUNICATIONS)                                                                         593,837
           5,940  BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                    55,118
          39,857  CABLE & WIRELESS PLC (COMMUNICATIONS)                                                                 106,069
          35,240  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                       335,360
          11,525  CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            75,777
           2,904  CARNIVAL PLC (WATER TRANSPORTATION)                                                                   164,654
           5,393  CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                       29,704
          64,167  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                      265,714
           1,952  CLOSE BROTHERS GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                          25,688
           1,848  COBHAM PLC (TRANSPORTATION BY AIR)                                                                     46,801
          35,828  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           150,030
           3,478  COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                            18,954
          68,222  CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+              50,930
           4,923  DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                                                            57,849
           3,716  DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                                            30,174
           3,366  De LA RUE PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               24,433
          50,870  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  748,348
          32,533  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                          91,197
               0  DX SERVICES PLC (TRANSPORTATION SERVICES)                                                                   2
                  ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           7,143  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                 30,671
           4,272  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    59,397
          13,518  EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                        61,325
           6,096  ENTERPRISE INNS PLC (EATING & DRINKING PLACES)                                                         90,916
           5,122  EXEL PLC (TRANSPORTATION SERVICES)                                                                     77,689
           3,819  FILTRONA PLC (TOBACCO PRODUCTS)+                                                                       16,625
           5,841  FIRST CHOICE HOLIDAYS PLCS (PERSONAL SERVICES)+                                                        19,963
           6,649  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                               39,145
          10,694  FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       18,583
          31,674  FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                                                            102,967
          10,918  GALLAHER GROUP PLC (TOBACCO PRODUCTS)+                                                                162,005
           6,512  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     51,094
          12,400  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                     57,156
          99,933  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                   2,414,730
           2,241  GREAT PORTLAND ESTATES PLC (REAL ESTATE)                                                               14,033
          19,146  GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                                                                50,265
          17,376  GUS PLC (GENERAL MERCHANDISE STORES)                                                                  273,381
           4,783  HAMMERSON PLC (REAL ESTATE)                                                                            76,062
          12,402  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   118,951
          29,812  HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    68,930
          66,440  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                  1,021,489
          26,917  HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)                                                    137,607
           7,061  HMV GROUP PLC (APPAREL & ACCESSORY STORES)                                                             29,819
         190,716  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                         3,032,869
           8,484  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          45,030
           5,834  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                       43,463
          20,792  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                         94,577
          12,399  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                         333,195
           1,252  INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                       46,023
           7,924  INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 99,783
          25,385  INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            93,483
           2,518  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          31,594
          90,714  INVENSYS PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                                                 16,990
           2,823  ISOFT GROUP PLC (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                      21,187
          69,655  ITV PLC (COMMUNICATIONS)                                                                              152,994
          22,998  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                             117,231
           3,771  JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)                                                      71,892
           6,400  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                    79,976

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
UNITED KINGDOM (continued)
                  KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           8,813  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       $         43,995
          40,156  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                    176,171
           7,932  LAND SECURITIES GROUP PLC (REAL ESTATE)                                                               196,961
         109,680  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                        225,150
           4,168  LIBERTY INTERNATIONAL PLC (REAL ESTATE)                                                                72,208
          94,703  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                        799,768
          12,305  LOGICACMG PLC (BUSINESS SERVICES)                                                                      38,250
           4,232  LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)                                                          37,268
           4,774  MAN GROUP PLC (BUSINESS SERVICES)                                                                     123,343
                  MARCONI CORPORATION PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
           3,677  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                19,896
          27,780  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE STORES)                                                178,923
           7,759  MEGGITT PLC (TRANSPORTATION BY AIR)                                                                    39,236
          11,410  MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                     22,641
           8,634  MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     36,645
           8,836  MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)                                                     52,977
           2,518  NATIONAL EXPRESS GROUP PLC (TRANSPORTATION SERVICES)                                                   40,953
          52,816  NATIONAL GRID TRANSCO PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         510,471
           4,480  NEXT PLC (APPAREL & ACCESSORY STORES)                                                                 120,742
          13,799  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                162,089
          12,689  PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY (WATER TRANSPORTATION)                                71,965
           4,655  PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                         64,993
          16,705  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                35,753
                  PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           6,673  EXCEPT COMPUTER EQUIPMENT)                                                                             19,309
           4,376  PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           56,249
          40,240  PRUDENTIAL PLC (INSURANCE CARRIERS)                                                                   356,581
           4,177  PUNCH TAVERNS PLC (EATING & DRINKING PLACES)                                                           54,724
          10,019  RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                              48,125
          10,488  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)                                                   308,085
          21,637  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          206,658
          30,668  RENTOKIL INITIAL PLC (COMMUNICATIONS)+                                                                 87,779
          24,436  REUTERS GROUP PLC (COMMUNICATIONS)                                                                    172,317
           9,545  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     82,154
          18,073  RIO TINTO PLC (METAL MINING)<<                                                                        550,333
       1,300,800  ROLLS ROYCE GROUP CLASS B (AEROSPACE, DEFENSE)                                                          2,342
          26,016  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                           133,473
          49,751  ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE CARRIERS)                                              74,438
          54,105  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                          1,629,039
          14,857  SABMILLER PLC (EATING & DRINKING PLACES)                                                              231,470
          22,254  SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                88,949
           1,965  SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                     26,578
          13,606  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                    112,697
          14,527  SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS & SANITARY SERVICES)                                    262,887
          31,497  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                279,476
           7,995  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             36,427
           5,803  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                               105,490
         163,975  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED INDUSTRIES)                     1,587,709
          29,371  SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                                                          57,087
           7,180  SLOUGH ESTATES PLC (REAL ESTATE)                                                                       66,808
          16,176  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                      159,030
           9,551  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             156,728
                  SSL INTERNATIONAL PLC (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
           3,481  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                       17,604
          14,419  STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)                                                         30,485
           8,163  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              69,610
           9,744  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    58,772
         131,242  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   747,689
          13,208  TOMKINS PLC (BUSINESS SERVICES)                                                                        61,692
           1,903  TRAVIS PERKINS PLC (BUSINESS SERVICES)+                                                                59,102
           4,993  TRINITY MIRROR PLC (COMMUNICATIONS)                                                                    55,138
          47,193  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                454,020
           4,637  UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                                                             41,169
           9,423  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              111,140
          10,441  UNITED UTILITIES PLC A SHARES (ELECTRIC, GAS & SANITARY SERVICES)                                      61,733
       1,105,645  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                 2,688,108

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
UNITED KINGDOM (continued)
           4,425  WHITBREAD PLC (EATING & DRINKING PLACES)                                                     $         75,238
           6,890  WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)                                                     66,338
          10,067  WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                      211,031
          19,949  WPP GROUP PLC (COMMUNICATIONS)                                                                        204,335
          11,622  YELL GROUP PLC (COMMUNICATIONS)                                                                        88,364

                                                                                                                     37,905,233
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $140,322,743)                                                                             151,121,249
                                                                                                               ----------------

PREFERRED STOCKS - 0.00%
           1,757  SACYR VALLEHERMOSO RTS EXP: 12-JUL-05+                                                                  1,297

TOTAL PREFERRED STOCKS (COST $0)                                                                                          1,297
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 6.97%


COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.97%
      10,878,930  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   10,878,930
                                                                                                               ----------------


TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,878,930)                                                           10,878,930
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 2.74%


MUTUAL FUND - 2.74%
       4,274,923  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         4,274,923
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,274,923)                                                                        4,274,923
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $155,476,596)*                                                  106.56%                                  $    166,276,399

OTHER ASSETS AND LIABILITIES, NET                                      (6.56)                                       (10,230,355)
                                                                      ------                                   ----------------

TOTAL NET ASSETS                                                      100.00%                                  $    156,046,044
                                                                      ------                                   ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,274,923.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.20%

APPAREL & ACCESSORY STORES - 1.22%
          22,500  ABERCROMBIE & FITCH COMPANY CLASS A                                                         $       1,545,750
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.43%
          48,000  D.R. HORTON INCORPORATED                                                                            1,805,280
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.20%
          32,300  SHERWIN-WILLIAMS COMPANY                                                                            1,521,007
                                                                                                              -----------------

BUSINESS SERVICES - 6.68%
          53,000  ADOBE SYSTEMS INCORPORATED                                                                          1,516,860
          88,700  MICROSOFT CORPORATION                                                                               2,203,308
         122,600  ORACLE CORPORATION+                                                                                 1,618,320
          50,300  VERISIGN INCORPORATED+                                                                              1,446,628
          47,500  YAHOO! INCORPORATED+                                                                                1,645,875

                                                                                                                      8,430,991
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 8.72%
          24,700  AMGEN INCORPORATED+                                                                                 1,493,362
          29,300  BARR LABORATORIES INCORPORATED+                                                                     1,428,082
          29,400  DOW CHEMICAL COMPANY                                                                                1,309,182
          21,200  GENENTECH INCORPORATED+                                                                             1,701,936
          23,600  GENZYME CORPORATION+                                                                                1,418,124
          38,020  PROCTER & GAMBLE COMPANY                                                                            2,005,555
          37,080  WYETH                                                                                               1,650,060

                                                                                                                     11,006,301
                                                                                                              -----------------

COAL MINING - 1.18%
          28,600  PEABODY ENERGY CORPORATION                                                                          1,488,344
                                                                                                              -----------------

COMMUNICATIONS - 1.33%
          66,800  SPRINT CORPORATION                                                                                  1,676,012
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 5.28%
          54,100  BANK OF AMERICA CORPORATION                                                                         2,467,501
          42,900  KEYCORP                                                                                             1,422,135
          25,270  WACHOVIA CORPORATION                                                                                1,253,392
          37,480  WASHINGTON MUTUAL INCORPORATED                                                                      1,525,061

                                                                                                                      6,668,089
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 2.39%
          54,400  DUKE ENERGY CORPORATION                                                                             1,617,312
          16,900  TXU CORPORATION                                                                                     1,404,221

                                                                                                                      3,021,533
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.77%
          77,030  CISCO SYSTEMS INCORPORATED+                                                                         1,472,043
          21,100  COOPER INDUSTRIES LIMITED CLASS A                                                                   1,348,290
          21,800  EMERSON ELECTRIC COMPANY                                                                            1,365,334
          50,800  HARRIS CORPORATION                                                                                  1,585,468
          64,700  INTEL CORPORATION                                                                                   1,686,082
          84,990  MOTOROLA INCORPORATED                                                                               1,551,918
          71,800  NATIONAL SEMICONDUCTOR CORPORATION                                                                  1,581,754
          61,900  TEXAS INSTRUMENTS INCORPORATED                                                                      1,737,533

                                                                                                                     12,328,422
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FOOD & KINDRED PRODUCTS - 0.93%
          18,900  HERSHEY FOODS CORPORATION                                                                   $       1,173,690
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 2.26%
          18,360  FEDERATED DEPARTMENT STORES INCORPORATED                                                            1,345,421
          28,700  JC PENNEY COMPANY INCORPORATED                                                                      1,509,046

                                                                                                                      2,854,467
                                                                                                              -----------------

HEALTH SERVICES - 2.41%
          26,450  HCA INCORPORATED                                                                                    1,498,922
          28,210  TRIAD HOSPITALS INCORPORATED+                                                                       1,541,394

                                                                                                                      3,040,316
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.12%
          18,080  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                         1,233,417
          31,200  MGM MIRAGE+                                                                                         1,234,896
          25,100  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                    1,470,107

                                                                                                                      3,938,420
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.87%
          38,200  APPLE COMPUTER INCORPORATED+                                                                        1,406,142
          27,800  BAKER HUGHES INCORPORATED                                                                           1,422,248
          44,000  DELL INCORPORATED+                                                                                  1,738,440
         129,350  EMC CORPORATION+                                                                                    1,773,388
          15,000  INGERSOLL-RAND COMPANY CLASS A                                                                      1,070,250

                                                                                                                      7,410,468
                                                                                                              -----------------

INSURANCE CARRIERS - 11.53%
          35,000  ACE LIMITED                                                                                         1,569,750
          18,940  AETNA INCORPORATED                                                                                  1,568,611
          25,300  ALLSTATE CORPORATION                                                                                1,511,675
          50,840  GENWORTH FINANCIAL INCORPORATED                                                                     1,536,893
          20,100  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                      1,503,078
          12,920  PROGRESSIVE CORPORATION                                                                             1,276,625
          27,000  PRUDENTIAL FINANCIAL INCORPORATED                                                                   1,772,820
          36,800  UNITEDHEALTH GROUP INCORPORATED                                                                     1,918,752
          27,330  WELLPOINT INCORPORATED+                                                                             1,903,261

                                                                                                                     14,561,465
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 1.14%
          42,980  COACH INCORPORATED+                                                                                 1,442,839
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.07%
          18,210  ALLERGAN INCORPORATED                                                                               1,552,220
          20,800  C.R. BARD INCORPORATED                                                                              1,383,408
          24,900  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+                                                       1,616,010
          37,700  RAYTHEON COMPANY                                                                                    1,474,824
          37,450  ST. JUDE MEDICAL INCORPORATED+                                                                      1,633,195

                                                                                                                      7,659,657
                                                                                                              -----------------

METAL MINING - 1.09%
          14,900  PHELPS DODGE CORPORATION                                                                            1,378,250
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.20%
          23,270  JOHNSON & JOHNSON                                                                                   1,512,550
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MOTION PICTURES - 2.02%
          73,090  TIME WARNER INCORPORATED+                                                                   $       1,221,334
          52,700  WALT DISNEY COMPANY                                                                                 1,326,986

                                                                                                                      2,548,320
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.53%
          39,000  CIT GROUP INCORPORATED                                                                              1,675,830
          39,330  COUNTRYWIDE FINANCIAL CORPORATION                                                                   1,518,531

                                                                                                                      3,194,361
                                                                                                              -----------------

OIL & GAS EXTRACTION - 6.38%
          20,400  APACHE CORPORATION                                                                                  1,317,840
          24,700  BURLINGTON RESOURCES INCORPORATED                                                                   1,364,428
          26,200  DEVON ENERGY CORPORATION                                                                            1,327,816
          27,400  HALLIBURTON COMPANY                                                                                 1,310,268
          16,800  OCCIDENTAL PETROLEUM CORPORATION                                                                    1,292,424
          26,660  TRANSOCEAN INCORPORATED+                                                                            1,438,840

                                                                                                                      8,051,616
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.13%
          22,800  CONOCOPHILLIPS                                                                                      1,310,772
          25,800  MARATHON OIL CORPORATION                                                                            1,376,946

                                                                                                                      2,687,718
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 0.22%
           8,060  UNITED STATES STEEL CORPORATION                                                                       277,022
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
          34,400  MCGRAW-HILL COMPANIES INCORPORATED                                                                  1,522,200
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 1.10%
          29,500  BURLINGTON NORTHERN SANTA FE CORPORATION                                                            1,388,860
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.25%
          15,870  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                               1,575,574
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.47%
         111,500  CORNING INCORPORATED+                                                                               1,853,130
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.78%
          29,840  BOEING COMPANY                                                                                      1,969,440
          23,840  LOCKHEED MARTIN CORPORATION                                                                         1,546,501

                                                                                                                      3,515,941
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.29%
          18,800  NIKE INCORPORATED CLASS B                                                                           1,628,080
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $107,281,029)                                                                             122,706,673
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 3.31%

MUTUAL FUND - 3.31%
       4,177,399  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         4,177,399
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
TOTAL SHORT-TERM INVESTMENTS (COST $4,177,399)                                                                        4,177,399
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $111,458,428)*                                     100.51%                                              $     126,884,072

OTHER ASSETS AND LIABILITIES, NET                         (0.51)                                                       (648,278)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     126,235,794
                                                        -------                                               -----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,177,399.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.12%

AMUSEMENT & RECREATION SERVICES - 1.22%
          68,600  HARRAH'S ENTERTAINMENT INCORPORATED                                                         $      4,944,002
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 0.85%
          50,900  NORDSTROM INCORPORATED                                                                             3,459,673
                                                                                                              ----------------

APPLICATIONS SOFTWARE - 1.08%
         202,300  CITRIX SYSTEMS INCORPORATED+                                                                       4,381,818
                                                                                                              ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.30%
          81,400  ADVANCE AUTO PARTS INCORPORATED+                                                                   5,254,370
                                                                                                              ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.12%
          71,300  LENNAR CORPORATION CLASS A                                                                         4,523,985
                                                                                                              ----------------

BUSINESS SERVICES - 2.25%
           9,500  LOGITECH INTERNATIONAL ADR+                                                                          605,910
          62,300  MCAFEE INCORPORATED+                                                                               1,631,014
          89,000  ORACLE CORPORATION+                                                                                1,174,800
         113,200  SYMANTEC CORPORATION+                                                                              2,460,968
         111,900  VERISIGN INCORPORATED+                                                                             3,218,244

                                                                                                                     9,090,936
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 5.92%
         211,100  DOW CHEMICAL COMPANY                                                                               9,400,283
          32,600  INVITROGEN CORPORATION+                                                                            2,715,254
         176,700  IVAX CORPORATION+                                                                                  3,799,050
         139,700  MERCK & COMPANY INCORPORATED                                                                       4,302,760
          71,000  PROCTER & GAMBLE COMPANY                                                                           3,745,250

                                                                                                                    23,962,597
                                                                                                              ----------------

COMMUNICATIONS - 4.83%
         167,500  SBC COMMUNICATIONS INCORPORATED                                                                    3,978,125
         320,800  SPRINT CORPORATION                                                                                 8,048,872
         218,100  VERIZON COMMUNICATIONS INCORPORATED                                                                7,535,355

                                                                                                                    19,562,352
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 10.82%
         359,000  BANK OF AMERICA CORPORATION                                                                       16,373,990
         318,400  CITIGROUP INCORPORATED                                                                            14,719,632
         216,700  JP MORGAN CHASE & COMPANY                                                                          7,653,844
          49,500  WASHINGTON MUTUAL INCORPORATED                                                                     2,014,155
          41,300  ZIONS BANCORPORATION                                                                               3,036,789

                                                                                                                    43,798,410
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.90%
          57,100  CONSTELLATION ENERGY GROUP INCORPORATED                                                            3,294,099
         170,400  DUKE ENERGY CORPORATION                                                                            5,065,992
         103,900  EDISON INTERNATIONAL                                                                               4,213,145
          84,600  EXELON CORPORATION                                                                                 4,342,518
         111,100  ONEOK INCORPORATED                                                                                 3,627,415
          56,500  PPL CORPORATION                                                                                    3,354,970

                                                                                                                    23,898,139
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.56%
          95,600  ADC TELECOMMUNICATIONS INCORPORATED+                                                        $      2,081,212
         404,100  GENERAL ELECTRIC COMPANY                                                                          14,002,065
         162,500  INTEL CORPORATION                                                                                  4,234,750
         119,000  MOTOROLA INCORPORATED                                                                              2,172,940
         172,000  NATIONAL SEMICONDUCTOR CORPORATION                                                                 3,789,160
          59,100  SCIENTIFIC-ATLANTA INCORPORATED                                                                    1,966,257
         500,200  TELLABS INCORPORATED+                                                                              4,351,740
          72,300  TEXAS INSTRUMENTS INCORPORATED                                                                     2,029,461

                                                                                                                    34,627,585
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 0.79%
          76,500  COCA-COLA COMPANY                                                                                  3,193,875
                                                                                                              ----------------

FOOD STORES - 0.80%
         169,400  KROGER COMPANY+                                                                                    3,223,682
                                                                                                              ----------------

GENERAL MERCHANDISE STORES - 0.60%
          32,900  FEDERATED DEPARTMENT STORES INCORPORATED                                                           2,410,912
                                                                                                              ----------------

HEALTH SERVICES - 1.82%
         130,200  HCA INCORPORATED                                                                                   7,378,434
                                                                                                              ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.52%
          30,500  BEST BUY COMPANY INCORPORATED                                                                      2,090,775
                                                                                                              ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.64%
          44,300  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                   2,594,651
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.15%
          96,800  HEWLETT-PACKARD COMPANY                                                                            2,275,768
          49,800  INGERSOLL-RAND COMPANY CLASS A                                                                     3,553,230
         163,900  SEAGATE TECHNOLOGY                                                                                 2,876,445

                                                                                                                     8,705,443
                                                                                                              ----------------

INSURANCE CARRIERS - 7.98%
          70,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          4,067,000
          49,900  CIGNA CORPORATION                                                                                  5,340,797
         253,700  GENWORTH FINANCIAL INCORPORATED                                                                    7,669,351
          71,300  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     5,331,814
          56,300  LOEWS CORPORATION                                                                                  4,363,250
          83,900  PRUDENTIAL FINANCIAL INCORPORATED                                                                  5,508,874

                                                                                                                    32,281,086
                                                                                                              ----------------

MEDICAL MANAGEMENT SERVICES - 1.00%
          57,200  COVENTRY HEALTH CARE INCORPORATED+                                                                 4,046,900
                                                                                                              ----------------

MEMBERSHIP ORGANIZATIONS - 0.16%
          23,320  TREEHOUSE FOODS INCORPORATED+                                                                        664,853
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.89%
          55,300  JOHNSON & JOHNSON                                                                                  3,594,500
                                                                                                              ----------------

MOTION PICTURES - 2.12%
         168,800  TIME WARNER INCORPORATED+                                                                          2,820,648
         228,500  WALT DISNEY COMPANY                                                                                5,753,630

                                                                                                                     8,574,278
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.28%
          56,800  AMERICAN EXPRESS COMPANY                                                                     $     3,023,464
         353,000  PROVIDIAN FINANCIAL CORPORATION+                                                                   6,223,390

                                                                                                                     9,246,854
                                                                                                              ----------------

OIL & GAS EXTRACTION - 2.21%
         392,700  CHESAPEAKE ENERGY CORPORATION                                                                      8,953,560
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.69%
         111,700  CHEVRONTEXACO CORPORATION                                                                          6,246,264
         146,000  CONOCOPHILLIPS                                                                                     8,393,540
         294,400  EXXON MOBIL CORPORATION                                                                           16,919,168
          45,800  SUNOCO INCORPORATED                                                                                5,206,544
          30,800  VALERO ENERGY CORPORATION                                                                          2,436,588

                                                                                                                    39,202,104
                                                                                                              ----------------

PRIMARY METAL INDUSTRIES - 0.88%
         103,600  UNITED STATES STEEL CORPORATION                                                                    3,560,732
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.01%
         119,000  RR DONNELLEY & SONS COMPANY                                                                        4,106,690
                                                                                                              ----------------

RAILROAD TRANSPORTATION - 0.99%
          61,600  UNION PACIFIC CORPORATION                                                                          3,991,680
                                                                                                              ----------------

REAL ESTATE - 0.62%
          57,600  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                       2,526,336
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.07%
          61,400  BEAR STEARNS COMPANIES INCORPORATED                                                                6,381,916
         390,900  E*TRADE FINANCIAL CORPORATION+                                                                     5,468,691
         116,200  FRANKLIN RESOURCES INCORPORATED                                                                    8,945,076
          45,300  GOLDMAN SACHS GROUP INCORPORATED                                                                   4,621,506
         131,500  MERRILL LYNCH & COMPANY INCORPORATED                                                               7,233,815

                                                                                                                    32,651,004
                                                                                                              ----------------

TOBACCO PRODUCTS - 1.68%
         105,000  ALTRIA GROUP INCORPORATED                                                                          6,789,300
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 5.26%
         120,500  AUTOLIV INCORPORATED                                                                               5,277,900
         218,400  FORD MOTOR COMPANY                                                                                 2,236,416
         102,400  TEXTRON INCORPORATED                                                                               7,767,040
         117,200  UNITED TECHNOLOGIES CORPORATION                                                                    6,018,220

                                                                                                                    21,299,576
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.11%
         116,600  DEAN FOODS COMPANY+                                                                                4,108,984
          50,300  MCKESSON CORPORATION                                                                               2,252,937
          71,700  NIKE INCORPORATED CLASS B                                                                          6,209,220

                                                                                                                    12,571,141
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $371,571,138)                                                                            401,162,233
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 1.78%

MUTUAL FUND - 1.78%
       7,230,271  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                 $      7,230,271
                                                                                                              ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,230,271)                                                                       7,230,271
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $378,801,409)*                                     100.90%                                              $    408,392,504

OTHER ASSETS AND LIABILITIES, NET                         (0.90)                                                    (3,660,916)
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $    404,731,588
                                                        -------                                               ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,230,271.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 99.12%

AMUSEMENT & RECREATION SERVICES - 1.22%
          68,600  HARRAH'S ENTERTAINMENT INCORPORATED                                                         $      4,944,002
                                                                                                              ----------------

APPAREL & ACCESSORY STORES - 0.85%
          50,900  NORDSTROM INCORPORATED                                                                             3,459,673
                                                                                                              ----------------

APPLICATIONS SOFTWARE - 1.08%
         202,300  CITRIX SYSTEMS INCORPORATED+                                                                       4,381,818
                                                                                                              ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.30%
          81,400  ADVANCE AUTO PARTS INCORPORATED+                                                                   5,254,370
                                                                                                              ----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.12%
          71,300  LENNAR CORPORATION CLASS A                                                                         4,523,985
                                                                                                              ----------------

BUSINESS SERVICES - 2.25%
           9,500  LOGITECH INTERNATIONAL ADR+                                                                          605,910
          62,300  MCAFEE INCORPORATED+                                                                               1,631,014
          89,000  ORACLE CORPORATION+                                                                                1,174,800
         113,200  SYMANTEC CORPORATION+                                                                              2,460,968
         111,900  VERISIGN INCORPORATED+                                                                             3,218,244

                                                                                                                     9,090,936
                                                                                                              ----------------

CHEMICALS & ALLIED PRODUCTS - 5.92%
         211,100  DOW CHEMICAL COMPANY                                                                               9,400,283
          32,600  INVITROGEN CORPORATION+                                                                            2,715,254
         176,700  IVAX CORPORATION+                                                                                  3,799,050
         139,700  MERCK & COMPANY INCORPORATED                                                                       4,302,760
          71,000  PROCTER & GAMBLE COMPANY                                                                           3,745,250

                                                                                                                    23,962,597
                                                                                                              ----------------

COMMUNICATIONS - 4.83%
         167,500  SBC COMMUNICATIONS INCORPORATED                                                                    3,978,125
         320,800  SPRINT CORPORATION                                                                                 8,048,872
         218,100  VERIZON COMMUNICATIONS INCORPORATED                                                                7,535,355

                                                                                                                    19,562,352
                                                                                                              ----------------

DEPOSITORY INSTITUTIONS - 10.82%
         359,000  BANK OF AMERICA CORPORATION                                                                       16,373,990
         318,400  CITIGROUP INCORPORATED                                                                            14,719,632
         216,700  JP MORGAN CHASE & COMPANY                                                                          7,653,844
          49,500  WASHINGTON MUTUAL INCORPORATED                                                                     2,014,155
          41,300  ZIONS BANCORPORATION                                                                               3,036,789

                                                                                                                    43,798,410
                                                                                                              ----------------

ELECTRIC, GAS & SANITARY SERVICES - 5.90%
          57,100  CONSTELLATION ENERGY GROUP INCORPORATED                                                            3,294,099
         170,400  DUKE ENERGY CORPORATION                                                                            5,065,992
         103,900  EDISON INTERNATIONAL                                                                               4,213,145
          84,600  EXELON CORPORATION                                                                                 4,342,518
         111,100  ONEOK INCORPORATED                                                                                 3,627,415
          56,500  PPL CORPORATION                                                                                    3,354,970

                                                                                                                    23,898,139
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.56%
          95,600  ADC TELECOMMUNICATIONS INCORPORATED+                                                        $      2,081,212
         404,100  GENERAL ELECTRIC COMPANY                                                                          14,002,065
         162,500  INTEL CORPORATION                                                                                  4,234,750
         119,000  MOTOROLA INCORPORATED                                                                              2,172,940
         172,000  NATIONAL SEMICONDUCTOR CORPORATION                                                                 3,789,160
          59,100  SCIENTIFIC-ATLANTA INCORPORATED                                                                    1,966,257
         500,200  TELLABS INCORPORATED+                                                                              4,351,740
          72,300  TEXAS INSTRUMENTS INCORPORATED                                                                     2,029,461

                                                                                                                    34,627,585
                                                                                                              ----------------

FOOD & KINDRED PRODUCTS - 0.79%
          76,500  COCA-COLA COMPANY                                                                                  3,193,875
                                                                                                              ----------------

FOOD STORES - 0.80%
         169,400  KROGER COMPANY+                                                                                    3,223,682
                                                                                                              ----------------

GENERAL MERCHANDISE STORES - 0.60%
          32,900  FEDERATED DEPARTMENT STORES INCORPORATED                                                           2,410,912
                                                                                                              ----------------

HEALTH SERVICES - 1.82%
         130,200  HCA INCORPORATED                                                                                   7,378,434
                                                                                                              ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.52%
          30,500  BEST BUY COMPANY INCORPORATED                                                                      2,090,775
                                                                                                              ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.64%
          44,300  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                   2,594,651
                                                                                                              ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.15%
          96,800  HEWLETT-PACKARD COMPANY                                                                            2,275,768
          49,800  INGERSOLL-RAND COMPANY CLASS A                                                                     3,553,230
         163,900  SEAGATE TECHNOLOGY                                                                                 2,876,445

                                                                                                                     8,705,443
                                                                                                              ----------------

INSURANCE CARRIERS - 7.98%
          70,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                          4,067,000
          49,900  CIGNA CORPORATION                                                                                  5,340,797
         253,700  GENWORTH FINANCIAL INCORPORATED                                                                    7,669,351
          71,300  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                     5,331,814
          56,300  LOEWS CORPORATION                                                                                  4,363,250
          83,900  PRUDENTIAL FINANCIAL INCORPORATED                                                                  5,508,874

                                                                                                                    32,281,086
                                                                                                              ----------------

MEDICAL MANAGEMENT SERVICES - 1.00%
          57,200  COVENTRY HEALTH CARE INCORPORATED+                                                                 4,046,900
                                                                                                              ----------------

MEMBERSHIP ORGANIZATIONS - 0.16%
          23,320  TREEHOUSE FOODS INCORPORATED+                                                                        664,853
                                                                                                              ----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.89%
          55,300  JOHNSON & JOHNSON                                                                                  3,594,500
                                                                                                              ----------------

MOTION PICTURES - 2.12%
         168,800  TIME WARNER INCORPORATED+                                                                          2,820,648
         228,500  WALT DISNEY COMPANY                                                                                5,753,630

                                                                                                                     8,574,278
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.28%
          56,800  AMERICAN EXPRESS COMPANY                                                                     $     3,023,464
         353,000  PROVIDIAN FINANCIAL CORPORATION+                                                                   6,223,390

                                                                                                                     9,246,854
                                                                                                              ----------------

OIL & GAS EXTRACTION - 2.21%
         392,700  CHESAPEAKE ENERGY CORPORATION                                                                      8,953,560
                                                                                                              ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 9.69%
         111,700  CHEVRONTEXACO CORPORATION                                                                          6,246,264
         146,000  CONOCOPHILLIPS                                                                                     8,393,540
         294,400  EXXON MOBIL CORPORATION                                                                           16,919,168
          45,800  SUNOCO INCORPORATED                                                                                5,206,544
          30,800  VALERO ENERGY CORPORATION                                                                          2,436,588

                                                                                                                    39,202,104
                                                                                                              ----------------

PRIMARY METAL INDUSTRIES - 0.88%
         103,600  UNITED STATES STEEL CORPORATION                                                                    3,560,732
                                                                                                              ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.01%
         119,000  RR DONNELLEY & SONS COMPANY                                                                        4,106,690
                                                                                                              ----------------

RAILROAD TRANSPORTATION - 0.99%
          61,600  UNION PACIFIC CORPORATION                                                                          3,991,680
                                                                                                              ----------------

REAL ESTATE - 0.62%
          57,600  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                       2,526,336
                                                                                                              ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 8.07%
          61,400  BEAR STEARNS COMPANIES INCORPORATED                                                                6,381,916
         390,900  E*TRADE FINANCIAL CORPORATION+                                                                     5,468,691
         116,200  FRANKLIN RESOURCES INCORPORATED                                                                    8,945,076
          45,300  GOLDMAN SACHS GROUP INCORPORATED                                                                   4,621,506
         131,500  MERRILL LYNCH & COMPANY INCORPORATED                                                               7,233,815

                                                                                                                    32,651,004
                                                                                                              ----------------

TOBACCO PRODUCTS - 1.68%
         105,000  ALTRIA GROUP INCORPORATED                                                                          6,789,300
                                                                                                              ----------------

TRANSPORTATION EQUIPMENT - 5.26%
         120,500  AUTOLIV INCORPORATED                                                                               5,277,900
         218,400  FORD MOTOR COMPANY                                                                                 2,236,416
         102,400  TEXTRON INCORPORATED                                                                               7,767,040
         117,200  UNITED TECHNOLOGIES CORPORATION                                                                    6,018,220

                                                                                                                    21,299,576
                                                                                                              ----------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.11%
         116,600  DEAN FOODS COMPANY+                                                                                4,108,984
          50,300  MCKESSON CORPORATION                                                                               2,252,937
          71,700  NIKE INCORPORATED CLASS B                                                                          6,209,220

                                                                                                                    12,571,141
                                                                                                              ----------------

TOTAL COMMON STOCKS (COST $371,571,138)                                                                            401,162,233
                                                                                                              ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
SHORT-TERM INVESTMENTS - 1.78%

MUTUAL FUND - 1.78%
       7,230,271  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                 $      7,230,271
                                                                                                              ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,230,271)                                                                       7,230,271
                                                                                                              ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $378,801,409)*                                     100.90%                                              $    408,392,504

OTHER ASSETS AND LIABILITIES, NET                         (0.90)                                                    (3,660,916)
                                                        -------                                               ----------------

TOTAL NET ASSETS                                         100.00%                                              $    404,731,588
                                                        -------                                               ----------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,230,271.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
COMMON STOCKS - 94.36%

AUSTRALIA - 4.60%
         213,500  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             $      1,326,289
         243,100  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                              1,194,553
              32  CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                        385
          25,200  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             588,841
         127,900  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                               1,097,295
         162,600  SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                      858,777
         561,900  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                        2,161,187

                                                                                                                      7,227,327
                                                                                                               ----------------

AUSTRIA - 0.80%
           2,900  OMV AG (OIL & GAS EXTRACTION)                                                                       1,261,766
                                                                                                               ----------------

BELGIUM - 0.61%
          43,400  DEXIA (DEPOSITORY INSTITUTIONS)                                                                       954,242
                                                                                                               ----------------

DENMARK - 0.61%
          16,800  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                             504,624
          10,600  TDS A/S (COMMUNICATIONS)                                                                              453,855

                                                                                                                        958,479
                                                                                                               ----------------

FINLAND - 1.45%
           8,860  KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)                                                       72,393
          41,700  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                              536,144
          38,500  KESKO OYJ (FOOD STORES)                                                                               966,221
          48,500  POHJOLA GROUP PLC (INSURANCE CARRIERS)                                                                703,774

                                                                                                                      2,278,532
                                                                                                               ----------------

FRANCE - 9.00%
           6,753  ASSURANCES GENERALES De FRANCE (INSURANCE CARRIERS)                                                   551,784
          44,600  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                            3,046,178
           7,600  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                  485,082
          39,600  COMPAGNIE De SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                  2,190,412
          10,500  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                              487,751
          21,400  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                               1,879,608
          24,300  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)<<                                                        2,464,109
           7,800  TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                1,825,176
          27,100  VALEO SA (TRANSPORTATION EQUIPMENT)<<                                                               1,213,915

                                                                                                                     14,144,015
                                                                                                               ----------------

GERMANY - 6.33%
          13,600  AAREAL BANK AG (REAL ESTATE)                                                                          441,077
          22,300  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                               1,475,989
          13,300  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         1,180,687
                  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          11,500  PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    1,318,616
          38,900  IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                                             1,055,154
          36,800  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     1,521,226
          94,700  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                          1,637,214
          53,300  TUI AG (TRANSPORTATION BY AIR)<<                                                                    1,316,525

                                                                                                                      9,946,488
                                                                                                               ----------------

GREECE - 0.29%
          89,000  INTRACOM SA (COMMUNICATIONS)                                                                          450,582
                                                                                                               ----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
HONG KONG - 1.50%
       1,677,900  CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                      $        994,404
         147,000  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                          640,623
         652,500  SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                          717,910

                                                                                                                      2,352,937
                                                                                                               ----------------

IRELAND - 0.90%
          81,000  IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                   1,416,658
                                                                                                               ----------------

ITALY - 3.98%
                  BENETTON GROUP SpA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
          85,500  SIMILAR MATERIALS)<<                                                                                  784,614
         221,600  COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                              610,837
          68,100  ENEL SpA (ELECTRIC, GAS & SANITARY SERVICES)                                                          594,292
          78,600  ENI SpA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                                 2,019,607
          89,400  ERG SpA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                   1,726,938
          26,800  RIUNIONE ADRIATICA SI SICURTA SpA (INSURANCE CARRIERS)                                                520,849

                                                                                                                      6,257,137
                                                                                                               ----------------

JAPAN - 21.22%
           8,600  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             548,069
         116,500  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)<<                                                 1,387,318
          71,000  BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                          1,360,588
           2,500  COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         56,202
                  DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          70,100  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       1,544,600
          20,500  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                          465,489
          42,200  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                      831,421
          31,600  HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       370,800
                  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
          70,100  ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                       1,432,858
          24,600  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              1,208,219
         301,000  JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         1,467,108
                  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
          41,400  SERVICES)                                                                                             831,343
          34,000  KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   407,942
         537,000  MARUBENI CORPORATION (BUSINESS SERVICES)                                                            1,830,946
         474,000  MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                       1,380,503
          58,600  NAMCO LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                776,332
                  NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          74,600  EQUIPMENT)                                                                                            738,634
             540  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                           2,309,021
                  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
         117,400  STATIONS)                                                                                           1,160,621
          14,100  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          900,168
                  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          44,500  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              1,059,625
          42,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   971,560
          42,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                          427,917
                  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
         101,000  SERVICES)                                                                                             805,323
                  TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          30,000  INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                         582,429
          13,100  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                             881,694
         135,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        1,296,035
         265,000  TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                  1,097,587
                  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         220,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                971,668
          19,000  TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                              321,008
         110,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                 3,936,142

                                                                                                                     33,359,170
                                                                                                               ----------------

NETHERLANDS - 4.49%
          65,500  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                      1,609,194
         167,800  AEGON NV (INSURANCE CARRIERS)                                                                       2,160,777
          61,800  ING GROEP NV (FINANCIAL SERVICES)                                                                   1,737,034

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
NETHERLANDS (continued)
          23,900  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                      $      1,553,721

                                                                                                                      7,060,726
                                                                                                               ----------------

NORWAY - 0.98%
          50,000  DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                                         520,001
           9,400  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                854,507
          10,420  YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)                                                        164,690

                                                                                                                      1,539,198
                                                                                                               ----------------

PORTUGAL - 0.34%
         211,400  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                541,317
                                                                                                               ----------------

SINGAPORE - 0.67%
          20,000  FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                                                      185,733
         673,878  MOBILONE LIMITED (COMMUNICATIONS)                                                                     869,253

                                                                                                                      1,054,986
                                                                                                               ----------------

SPAIN - 3.78%
          63,600  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          736,310
         119,800  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                     2,784,703
          95,700  REPSOL YPF SA (OIL & GAS EXTRACTION)<<                                                              2,428,688

                                                                                                                      5,949,701
                                                                                                               ----------------

SWEDEN - 2.32%
          25,900  FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<                                                   567,818
         262,300  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                 2,376,683
          42,100  SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                                            698,586

                                                                                                                      3,643,087
                                                                                                               ----------------

SWITZERLAND - 6.43%
           8,600  CONVERIUM HOLDING AG (INSURANCE CARRIERS)                                                              69,793
          31,900  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                            1,250,404
           2,100  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                       580,970
          16,900  SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                 1,053,684
           2,900  SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  1,194,237
           3,000  SWISSCOM AG (COMMUNICATIONS)                                                                          977,667
          45,200  UBS AG (FINANCIAL SERVICES)                                                                         3,523,573
           2,000  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                        452,656
           5,200  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                              761,970
          10,519  VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                                        234,670

                                                                                                                     10,099,624
                                                                                                               ----------------

UNITED KINGDOM - 24.06%
                  ALFRED MCALPHINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          74,600  OPERATIVE BUILDERS)                                                                                   496,849
          78,300  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                  1,223,081
         126,100  ARRIVA PLC (TRANSPORTATION BY AIR)                                                                  1,228,601
         114,500  AVIVA PLC (INSURANCE CARRIERS)                                                                      1,271,387
         323,400  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                              3,205,621
                  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          53,500  OPERATIVE BUILDERS)                                                                                   685,872
                  BERKELEY GROUP HOLDINGS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          56,200  OPERATIVE BUILDERS)+                                                                                  921,344
          17,000  BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                                          185,128
         164,400  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           961,969
         479,687  BT GROUP PLC (COMMUNICATIONS)                                                                       1,975,465
         529,200  DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                                       1,483,468
         186,000  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                484,899

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS

                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
UNITED KINGDOM (continued)
          78,400  FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                                     $        461,565
                  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          78,300  BUILDERS)                                                                                             614,354
         220,900  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                  1,018,209
          31,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                     756,317
         175,800  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                 1,686,145
          44,800  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                    688,783
         166,000  J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                                             846,174
         172,200  JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                                           553,812
         123,700  KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                 1,545,788
         350,000  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                      2,955,753
         237,100  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                          670,410
         676,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                 1,474,493
         688,900  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                             1,474,423
         231,200  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                                              2,051,460
          45,800  SEVERN TRENT PLC (WATER TRANSPORTATION)                                                               832,574
                  SHELL TRANSPORT & TRADING COMPANY PLC (PETROLEUM REFINING & RELATED
         391,800  INDUSTRIES)                                                                                         3,793,654
                  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
         105,300  BUILDERS)                                                                                             635,128
         139,200  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                                            1,641,808

                                                                                                                     37,824,534
                                                                                                               ----------------

TOTAL COMMON STOCKS (COST $117,934,081)                                                                             148,320,506
                                                                                                               ----------------

COLLATERAL FOR SECURITIES LENDING - 10.24%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 10.24%
       1,609,133  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                   16,091,333
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,091,333)                                                           16,091,333
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 1.81%

MUTUAL FUND - 1.81%
       2,846,218  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         2,846,218
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,846,218)                                                                        2,846,218
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $136,871,632)*                            106.41%                                                        $    167,258,057
OTHER ASSETS AND LIABILITIES, NET                (6.41)                                                             (10,079,181)
                                                ------                                                         ----------------

                                                100.00%
TOTAL NET ASSETS                                ------                                                         $    157,178,876
                                                                                                               ----------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,846,218.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 98.90%

AGRICULTURAL PRODUCTION CROPS - 0.17%
          23,349  DELTA & PINE LAND COMPANY                                                                   $         585,126
                                                                                                              -----------------

AMUSEMENT & RECREATION SERVICES - 0.64%
          18,193  ARGOSY GAMING COMPANY+                                                                                847,976
          22,051  BALLY TOTAL FITNESS HOLDING CORPORATION+<<                                                             71,445
          17,747  MULTIMEDIA GAMES INCORPORATED+<<                                                                      195,394
          26,218  PINNACLE ENTERTAINMENT+                                                                               512,824
          17,026  WMS INDUSTRIES INCORPORATED+<<                                                                        574,628

                                                                                                                      2,202,267
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 1.54%
           8,996  ASHWORTH INCORPORATED+                                                                                 81,054
          20,561  BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                                                         876,721
          20,280  CATO CORPORATION                                                                                      418,782
          13,660  CHILDRENS PLACE RETAIL STORES INCORPORATED+<<                                                         637,512
          23,159  CHRISTOPHER & BANKS CORPORATION                                                                       422,883
          16,842  DRESS BARN INCORPORATED+                                                                              381,134
          30,091  FINISH LINE INCORPORATED CLASS A                                                                      569,322
          17,070  GOODY'S FAMILY CLOTHING INCORPORATED                                                                  125,891
          29,074  HOT TOPIC INCORPORATED+                                                                               555,895
           7,645  OSHKOSH B'GOSH INCORPORATED CLASS A                                                                   198,694
          11,723  STAGE STORES INCORPORATED+                                                                            511,123
          21,456  TOO INCORPORATED+                                                                                     501,427

                                                                                                                      5,280,438
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.92%
          20,190  GYMBOREE CORPORATION+<<                                                                               275,795
           4,076  HAGGAR CORPORATION                                                                                     82,947
          17,990  KELLWOOD COMPANY                                                                                      483,931
          20,578  PHILLIPS-VAN HEUSEN CORPORATION                                                                       672,695
          75,698  QUIKSILVER INCORPORATED+<<                                                                          1,209,654
          21,305  RUSSELL CORPORATION                                                                                   435,687

                                                                                                                      3,160,709
                                                                                                              -----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.14%
          23,201  SONIC AUTOMOTIVE INCORPORATED                                                                         493,253
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.15%
          20,419  CENTRAL PARKING CORPORATION                                                                           280,761
           9,733  MIDAS INCORPORATED+                                                                                   223,859

                                                                                                                        504,620
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.98%
          24,606  MDC HOLDINGS INCORPORATED                                                                           2,023,825
           3,499  NVR INCORPORATED+<<                                                                                 2,834,190
          21,943  STANDARD-PACIFIC CORPORATION                                                                        1,929,887

                                                                                                                      6,787,902
                                                                                                              -----------------

BUSINESS SERVICES - 7.68%
          28,673  AARON RENTS INCORPORATED                                                                              713,671
          29,010  ABM INDUSTRIES INCORPORATED                                                                           565,695
          15,201  ADMINISTAFF INCORPORATED                                                                              361,176
          20,236  ADVO INCORPORATED                                                                                     644,517
          15,258  ALTIRIS INCORPORATED+                                                                                 223,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
BUSINESS SERVICES (continued)
          20,476  ANSYS INCORPORATED+                                                                          $        727,103
          20,333  ARBITRON INCORPORATED                                                                                 872,286
          29,019  BRADY CORPORATION CLASS A                                                                             899,589
           8,215  BROOKTROUT INCORPORATED+                                                                               91,679
          19,377  CACI INTERNATIONAL INCORPORATED CLASS A+                                                            1,223,851
          19,083  CAPTARIS INCORPORATED+                                                                                 79,004
          14,770  CARREKER CORPORATION+                                                                                  80,940
          21,471  CERNER CORPORATION+<<                                                                               1,459,384
          38,067  CIBER INCORPORATED+                                                                                   303,775
          28,490  COGNEX CORPORATION                                                                                    746,153
          27,560  DENDRITE INTERNATIONAL INCORPORATED+                                                                  380,328
          22,567  DIGITAL INSIGHT CORPORATION+                                                                          539,803
          29,316  EFUNDS CORPORATION+                                                                                   527,395
          25,200  FACTSET RESEARCH SYSTEMS INCORPORATED<<                                                               903,168
          26,494  FILENET CORPORATION+                                                                                  666,059
          13,707  GERBER SCIENTIFIC INCORPORATED                                                                         95,401
          14,635  HEALTHCARE SERVICES GROUP                                                                             293,861
          12,624  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                      329,234
          26,138  HYPERION SOLUTIONS CORPORATION+                                                                     1,051,793
          27,756  INTERNET SECURITY SYSTEMS+<<                                                                          563,169
          11,423  INTRADO INCORPORATED+<<                                                                               170,888
           6,762  IPAYMENT INCORPORATED+                                                                                246,948
          18,814  JDA SOFTWARE GROUP INCORPORATED+                                                                      214,103
          20,754  KRONOS INCORPORATED+                                                                                  838,254
          33,936  LABOR READY INCORPORATED+                                                                             791,048
          18,973  MANHATTAN ASSOCIATES INCORPORATED+<<                                                                  364,471
          13,361  MAPINFO CORPORATION+                                                                                  140,424
          18,277  MIVA INCORPORATED+<<                                                                                   84,805
          14,902  MRO SOFTWARE INCORPORATED+                                                                            217,718
          28,357  NAPSTER INCORPORATED+<<                                                                               119,099
          20,767  NCO GROUP INCORPORATED+                                                                               449,190
          23,334  NDCHEALTH CORPORATION                                                                                 419,312
          16,035  NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                                                             82,741
          16,390  ON ASSIGNMENT INCORPORATED+                                                                            81,622
          12,783  PC-TEL INCORPORATED+                                                                                  100,091
          16,088  PHOENIX TECHNOLOGIES LIMITED+                                                                         125,165
          24,093  PROGRESS SOFTWARE CORPORATION+                                                                        726,404
          15,622  RADIANT SYSTEMS INCORPORATED+                                                                         178,091
          12,910  RADISYS CORPORATION+                                                                                  208,496
          21,924  SERENA SOFTWARE INCORPORATED+<<                                                                       423,133
          10,141  SOURCECORP INCORPORATED+                                                                              200,995
          39,899  SPHERION CORPORATION+<<                                                                               263,333
          10,832  SPSS INCORPORATED+                                                                                    208,083
          10,430  SS&C TECHNOLOGIES, INCORPORATED                                                                       330,422
           8,331  STARTEK INCORPORATED                                                                                  136,795
          46,162  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                       1,174,823
          13,549  TALX CORPORATION<<                                                                                    391,702
          26,384  THQ INCORPORATED+                                                                                     772,260
          24,329  VERITY INCORPORATED+                                                                                  213,365
           6,342  VERTRUE INCORPORATED+<<                                                                               247,084
          14,411  VIAD CORPORATION                                                                                      408,408
           7,637  VOLT INFORMATION SCIENCE INCORPORATED+                                                                181,226
          25,355  WEBEX COMMUNICATIONS INCORPORATED+<<                                                                  669,626
          15,467  WEBSENSE INCORPORATED+<<                                                                              743,189

                                                                                                                     26,266,335
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 3.62%
          30,555  ALPHARMA INCORPORATED CLASS A                                                                         442,131
          15,295  ARCH CHEMICALS INCORPORATED                                                                           381,763
          20,278  ARQULE INCORPORATED+                                                                                  131,401
           9,634  BRADLEY PHARMACEUTICALS INCORPORATED+<<                                                               103,566
          17,082  CAMBREX CORPORATION                                                                                   325,412

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
          22,516  CONNECTICS CORPORATION+<<                                                                   $         397,182
          17,073  DIAGNOSTIC PRODUCTS CORPORATION                                                                       808,065
          22,075  GEORGIA GULF CORPORATION                                                                              685,429
          18,638  HB FULLER COMPANY                                                                                     634,810
          21,094  IDEXX LABORATORIES INCORPORATED+                                                                    1,314,789
          29,406  IMMUCOR INCORPORATED+                                                                                 851,304
          17,853  MACDERMID INCORPORATED                                                                                556,299
          35,119  MEDICIS PHARMACEUTICAL CORPORATION CLASS A                                                          1,114,326
          46,440  MGI PHARMA INCORPORATED+<<                                                                          1,010,534
           8,670  NATURES SUNSHINE PRODUCTS INCORPORATED<<                                                              151,205
          39,568  NBTY INCORPORATED+                                                                                  1,026,394
          15,247  NOVEN PHARMACEUTICALS INCORPORATED+                                                                   266,518
          18,432  OM GROUP INCORPORATED+<<                                                                              455,086
          26,413  OMNOVA SOLUTIONS INCORPORATED+                                                                        123,085
          16,891  PAREXEL INTERNATIONAL CORPORATION+                                                                    335,286
           5,711  PENFORD CORPORATION                                                                                    91,376
          59,441  POLYONE CORPORATION+                                                                                  393,499
           6,275  QUAKER CHEMICAL CORPORATION<<                                                                         109,499
          10,771  SURMODICS INCORPORATED+<<                                                                             467,138
          20,998  WELLMAN INCORPORATED<<                                                                                213,970

                                                                                                                     12,390,067
                                                                                                              -----------------

COAL MINING - 0.70%
          49,677  MASSEY ENERGY COMPANY                                                                               1,873,816
          11,979  PENN VIRGINIA CORPORATION                                                                             535,102

                                                                                                                      2,408,918
                                                                                                              -----------------

COMMUNICATIONS - 1.00%
          22,490  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                 835,953
          13,624  AUDIOVOX CORPORATION CLASS A+                                                                         211,172
          32,645  GENERAL COMMUNICATION INCORPORATED CLASS A+                                                           322,206
          23,188  GLOBAL PAYMENTS INCORPORATED<<                                                                      1,572,147
          14,120  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                              486,293

                                                                                                                      3,427,771
                                                                                                              -----------------

COMPUTERS-INTERGRATED SYSTEMS - 0.09%
          18,613  AGILYSYS INCORPORATED                                                                                 292,224
                                                                                                              -----------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.42%
          16,370  CHEMED CORPORATION                                                                                    669,206
          10,031  EMCOR GROUP INCORPORATED+                                                                             490,516
          17,350  INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                                                       278,120

                                                                                                                      1,437,842
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 7.58%
          45,411  AMEGY BANCORPORATION INCORPORATED                                                                   1,016,298
          13,538  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                 409,660
          34,497  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                             653,718
          18,207  BANKUNITED FINANCIAL CORPORATION CLASS A                                                              492,317
          18,132  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                        456,927
          39,905  BROOKLINE BANCORP INCORPORATED                                                                        648,855
          19,644  CENTRAL PACIFIC FINANCIAL CORPORATION                                                                 699,326
          30,032  CHITTENDEN CORPORATION                                                                                816,864
          24,751  COMMERCIAL FEDERAL CORPORATION                                                                        833,614
          19,644  COMMUNITY BANK SYSTEM INCORPORATED                                                                    479,117
          21,668  DIME COMMUNITY BANCSHARES                                                                             329,354
          15,322  DOWNEY FINANCIAL CORPORATION<<                                                                      1,121,570
          34,091  EAST WEST BANCORP INCORPORATED                                                                      1,145,117

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                      VALUE
DEPOSITORY INSTITUTIONS (continued)
          24,843  FIRST BANCORP PUERTO RICO                                                                   $         997,447
          29,575  FIRST MIDWEST BANCORP INCORPORATED                                                                  1,040,153
          15,658  FIRST REPUBLIC BANK                                                                                   553,197
          10,699  FIRSTFED FINANCIAL CORPORATION+                                                                       637,767
          30,510  FLAGSTAR BANCORP INCORPORATED                                                                         577,554
          25,344  GOLD BANC CORPORATION INCORPORATED                                                                    368,755
          28,963  HUDSON UNITED BANCORP                                                                               1,045,564
          14,959  IRWIN FINANCIAL CORPORATION                                                                           331,940
          19,851  MAF BANCORP INCORPORATED                                                                              846,248
          15,094  NARA BANK NATIONAL ASSOCIATION                                                                        221,580
          12,171  PRIVATEBANCORP INCOPORATED                                                                            430,610
          21,332  PROVIDENT BANKSHARES CORPORATION                                                                      680,704
          45,340  REPUBLIC BANCORP INCORPORATED                                                                         679,193
          48,187  SOUTH FINANCIAL GROUP INCORPORATED                                                                  1,369,475
          29,281  STERLING BANCSHARES INCORPORATED TEXAS                                                                455,612
          14,920  STERLING FINANCIAL CORPORATION+<<                                                                     558,008
          30,191  SUSQUEHANNA BANCSHARES INCORPORATED                                                                   742,397
          48,698  TRUSTCO BANK CORPORATION NY                                                                           635,996
          59,213  UCBH HOLDINGS INCORPORATED                                                                            961,619
          28,768  UMPQUA HOLDINGS CORPORATION                                                                           677,199
          25,157  UNITED BANKSHARES INCORPORATED                                                                        895,841
          40,713  WHITNEY HOLDING CORPORATION                                                                         1,328,465
          15,190  WINTRUST FINANCIAL CORPORATION                                                                        795,197

                                                                                                                     25,933,258
                                                                                                              -----------------

DURABLE GOODS - CONSUMER - 0.04%
          15,675  STURM RUGER & COMPANY INCORPORATED                                                                    131,200
                                                                                                              -----------------

EATING & DRINKING PLACES - 2.31%
          22,737  CEC ENTERTAINMENT INCORPORATED+                                                                       957,000
          12,969  IHOP CORPORATION<<                                                                                    562,725
          22,751  JACK IN THE BOX INCORPORATED+<<                                                                       862,718
          13,182  LANDRY'S RESTAURANTS INCORPORATED                                                                     396,646
          12,483  LONE STAR STEAKHOUSE & SALOON INCORPORATED                                                            379,608
          14,384  O'CHARLEYS INCORPORATED+                                                                              254,022
          16,919  P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                                                             997,883
           9,221  PAPA JOHNS INTERNATIONAL INCORPORATED+<<                                                              368,563
          22,198  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                          676,373
          27,172  RYAN'S RESTAURANT GROUP INCORPORATED+<<                                                               380,680
          39,064  SONIC CORPORATION+                                                                                  1,192,624
          17,979  STEAK N SHAKE COMPANY+                                                                                334,769
          36,619  TRIARC COMPANIES INCORPORATED CLASS B                                                                 544,158

                                                                                                                      7,907,769
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 4.89%
          19,300  ALLETE INCORPORATED<<                                                                                 963,070
          10,854  AMERICAN STATES WATER COMPANY                                                                         318,782
          51,736  ATMOS ENERGY CORPORATION                                                                            1,489,997
          31,390  AVISTA CORPORATION                                                                                    583,540
           7,352  CASCADE NATURAL GAS CORPORATION                                                                       150,716
           7,926  CENTRAL VERMONT PUBLIC SERVICE                                                                        146,631
          10,201  CH ENERGY GROUP INCORPORATED                                                                          496,074
          32,290  CLECO CORPORATION                                                                                     696,495
          30,891  EL PASO ELECTRIC COMPANY+                                                                             631,721
          47,422  ENERGEN CORPORATION                                                                                 1,662,141
           3,352  GREEN MOUNTAIN POWER CORPORATION                                                                      100,024
          13,664  LACLEDE GROUP INCORPORATED                                                                            433,969
          17,755  NEW JERSEY RESOURCES                                                                                  856,679
          17,830  NORTHWEST NATURAL GAS COMPANY                                                                         681,819
          49,643  PIEDMONT NATURAL GAS COMPANY<<                                                                      1,192,425

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
          62,872  SOUTHERN UNION COMPANY+<<                                                                   $       1,543,499
          24,345  SOUTHWEST GAS CORPORATION                                                                             621,041
          67,127  UGI CORPORATION                                                                                     1,872,843
           8,909  UIL HOLDINGS CORPORATION                                                                              479,393
          22,364  UNISOURCE ENERGY CORPORATION                                                                          687,693
          30,299  WASTE CONNECTIONS INCORPORATED+<<                                                                   1,129,850

                                                                                                                     16,738,402
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.77%
          16,292  ACTEL CORPORATION+                                                                                    226,459
          28,560  ACUITY BRANDS INCORPORATED<<                                                                          733,706
          72,797  ADAPTEC INCORPORATED+                                                                                 282,452
          17,614  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                              138,446
          48,289  AEROFLEX INCORPORATED+                                                                                405,628
          15,944  AO SMITH CORPORATION                                                                                  425,864
          14,527  APPLICA INCORPORATED+                                                                                  46,922
           7,356  APPLIED SIGNAL TECHNOLOGY INCORPORATED<<                                                              140,058
          25,595  ARTESYN TECHNOLOGIES INCORPORATED+<<                                                                  222,677
          24,042  ATMI INCORPORATED+                                                                                    697,458
          19,756  BALDOR ELECTRIC COMPANY                                                                               480,466
           7,429  BEL FUSE INCORPORATED CLASS B                                                                         227,030
          26,975  BENCHMARK ELECTRONICS INCORPORATED+<<                                                                 820,580
          16,403  C&D TECHNOLOGIES INCORPORATED                                                                         150,744
          30,891  C-COR INCORPORATED+                                                                                   211,603
           7,325  CATAPULT COMMUNICATIONS CORPORATION+                                                                  124,965
          15,856  CERADYNE INCORPORATED+                                                                                381,654
          24,489  CHECKPOINT SYSTEMS INCORPORATED+<<                                                                    433,455
          23,788  CTS CORPORATION                                                                                       292,355
          13,661  CUBIC CORPORATION<<                                                                                   242,346
          23,446  CYMER INCORPORATED+                                                                                   617,802
          12,476  DIONEX CORPORATION+                                                                                   544,078
          20,695  DITECH COMMUNICATIONS CORPORATION+<<                                                                  134,311
          18,333  DSP GROUP INCORPORATED+                                                                               437,609
          18,480  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<                                                         330,422
          22,924  ESS TECHNOLOGY INCORPORATED+                                                                           96,510
          27,712  EXAR CORPORATION+                                                                                     412,632
          47,309  HARMONIC INCORPORATED+                                                                                228,502
          16,903  HELIX TECHNOLOGY CORPORATION                                                                          224,472
          16,348  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                 629,561
          15,557  INTER-TEL INCORPORATED                                                                                289,516
          14,503  LITTELFUSE INCORPORATED+                                                                              403,909
          18,500  MAGNETEK INCORPORATED+                                                                                 47,545
          13,552  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                370,918
          23,539  METHODE ELECTRONICS                                                                                   279,408
          39,892  MICROSEMI CORPORATION+                                                                                749,970
          23,735  MOOG INCORPORATED CLASS A+                                                                            747,399
           3,755  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                               165,483
          12,283  PARK ELECTROCHEMICAL CORPORATION                                                                      309,532
          17,076  PERICOM SEMICONDUCTOR+                                                                                138,999
          25,866  PHOTRONICS INCORPORATED+<<                                                                            603,712
          19,026  POWER INTEGRATIONS INCORPORATED+<<                                                                    410,391
          18,797  REGAL-BELOIT CORPORATION                                                                              548,121
          10,637  ROGERS CORPORATION+                                                                                   431,330
          10,122  SBS TECHNOLOGIES INCORPORATED+                                                                         93,932
         101,944  SKYWORKS SOLUTIONS INCORPORATED+                                                                      751,327
          12,096  STANDARD MICROSYSTEMS CORPORATION+                                                                    282,804
           8,451  SUPERTEX INCORPORATED+                                                                                149,245
          29,846  SYMMETRICOM INCORPORATED+<<                                                                           309,503
          16,651  SYNAPTICS INCORPORATED+                                                                               355,665
          26,191  TECHNITROL INCORPORATED                                                                               370,079
           8,517  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                 63,878
          23,826  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                               881,562

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          15,667  VIASAT INCORPORATED+                                                                        $         318,510
          19,779  VICOR CORPORATION                                                                                     268,994
          19,248  ZIX CORPORATION+<<                                                                                     60,246

                                                                                                                     19,742,745
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.76%
          21,464  AMERICAN HEALTHCORP+<<                                                                                907,283
          10,088  CDI CORPORATION                                                                                       221,129
          12,949  MAXMUS INCORPORATED<<                                                                                 456,970
          34,218  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                    1,603,455
          27,823  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                                78,461
          31,236  REGENERON PHARMACEUTICAL INCORPORATED+<<                                                              262,070
          11,119  SFBC INTERNATIONAL INCORPORATED+                                                                      429,527
          36,694  TETRA TECH INCORPORATED+                                                                              496,470
          27,690  URS CORPORATION+                                                                                    1,034,222
          21,163  WATSON WYATT & COMPANY HOLDINGS                                                                       542,408

                                                                                                                      6,031,995
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.70%
          22,970  APTARGROUP INCORPORATED                                                                             1,166,876
          39,130  COMMERCIAL METALS COMPANY                                                                             932,076
          17,353  GRIFFON CORPORATION+<<                                                                                385,237
          19,800  MASOTECH ESCROW INCORPORATED+                                                                               0
           8,669  MATERIAL SCIENCES CORPORATION+                                                                        126,221
           9,570  MOBILE MINI INCORPORATED+<<                                                                           329,974
          50,212  SHAW GROUP INCORPORATED+<<                                                                          1,080,060
          27,334  SIMPSON MANUFACTURING COMPANY INCORPORATED                                                            835,054
          13,249  VALMONT INDUSTRIES INCORPORATED                                                                       341,824
          18,682  WATTS WATER TECHNOLOGIES INCORPORATED                                                                 625,660

                                                                                                                      5,822,982
                                                                                                              -----------------

FINANCE COMPANIES - 0.02%
          13,866  REWARDS NETWORK INCORPORATED+<<                                                                        74,876
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.27%
          11,930  AMERICAN ITALIAN PASTA COMPANY CLASS A<<                                                              250,768
          48,660  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                            1,156,162
          23,910  FLOWERS FOODS INCORPORATED                                                                            845,458
           5,109  J & J SNACK FOODS CORPORATION                                                                         267,456
          18,339  LANCE INCORPORATED                                                                                    315,614
           7,860  PEET'S COFFEE & TEA INCORPORATED+                                                                     259,694
          19,185  RALCORP HOLDINGS INCORPORATED+                                                                        789,463
          10,156  SANDERSON FARMS INCORPORATED                                                                          461,489

                                                                                                                      4,346,104
                                                                                                              -----------------

FOOD STORES - 0.52%
          18,215  GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<                                                  529,328
          19,942  PANERA BREAD COMPANY+<<                                                                             1,238,099

                                                                                                                      1,767,427
                                                                                                              -----------------

FURNITURE & FIXTURES - 0.55%
           7,150  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                             134,849
          22,592  ETHAN ALLEN INTERIORS INCORPORATED                                                                    757,058
          33,762  LA-Z-BOY INCORPORATED<<                                                                               491,912

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
FURNITURE & FIXTURES (continued)
          23,355  SELECT COMFORT CORPORATION+<<                                                               $         500,498

                                                                                                                      1,884,317
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 0.60%
          32,472  CASEY'S GENERAL STORES                                                                                643,595
          25,768  FRED'S INCORPORATED                                                                                   427,233
          19,489  SHOPKO STORES INCORPORATED+                                                                           473,778
          22,425  STEIN MART INCORPORATED                                                                               493,350

                                                                                                                      2,037,956
                                                                                                              -----------------

HEALTH SERVICES - 2.84%
          32,069  ACCREDO HEALTH INCORPORATED+                                                                        1,455,933
          10,011  AMEDISYS INCORPORATED+<<                                                                              368,205
          19,092  AMSURG CORPORATION+<<                                                                                 528,657
          17,107  CROSS COUNTRY HEALTHCARE INCORPORATED+                                                                290,819
          14,580  CRYOLIFE INCORPORATED+<<                                                                              113,141
          19,342  ENZO BIOCHEM INCORPORATED+<<                                                                          346,802
          15,106  GENTIVA HEALTH SERVICES INCORPORATED+                                                                 269,793
          42,229  HOOPER HOLMES INCORPORATED                                                                            175,250
          11,300  LABONE INCORPORATED+<<                                                                                449,853
          11,720  LCA-VISION INCORPORATED                                                                               567,927
          20,468  NAUTILUS GROUP INCORPORATED<<                                                                         583,338
          22,326  ODYSSEY HEALTHCARE INCORPORATED+<<                                                                    321,941
          14,820  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                               1,089,863
          10,837  REHABCARE GROUP INCORPORATED+                                                                         289,673
          17,291  SIERRA HEALTH SERVICES INCORPORATED+<<                                                              1,235,615
          12,381  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                 668,326
          18,657  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+                                                  971,657

                                                                                                                      9,726,793
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 3.24%
           8,626  4KIDS ENTERTAINMENT INCORPORATED+<<                                                                   171,485
          20,318  ACADIA REALTY TRUST                                                                                   378,931
          27,496  CAPITAL AUTOMOTIVE<<                                                                                1,049,522
          25,573  COLONIAL PROPERTIES TRUST<<                                                                         1,125,212
          33,781  COMMERCIAL NET LEASE REALTY INCORPORATED                                                              691,497
          20,592  CRT PROPERTIES INCORPORATED                                                                           562,162
          14,226  EASTGROUP PROPERTIES INCORPORATED                                                                     599,057
          16,563  ENTERTAINMENT PROPERTIES TRUST                                                                        761,898
          14,924  ESSEX PROPERTY TRUST INCORPORATED                                                                   1,239,587
          18,935  GABLES RESIDENTIAL TRUST                                                                              818,560
          23,334  GLENBOROUGH REALTY TRUST INCORPORATED                                                                 480,447
          18,700  KILROY REALTY CORPORATION                                                                             888,063
           9,107  PARKWAY PROPERTIES INCORPORATED                                                                       455,441
          30,193  SHURGARD STORAGE CENTERS INCORPORATED<<                                                             1,387,670
          10,454  SOVRAN SELF STORAGE INCORPORATED                                                                      475,239

                                                                                                                     11,084,771
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.07%
          18,749  BELL MICROPRODUCTS INCORPORATED+                                                                      176,240
          14,249  COST PLUS INCORPORATED+                                                                               355,370
          11,747  ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                                                            745,817
          16,740  GUITAR CENTER INCORPORATED+<<                                                                         977,114
          14,715  HAVERTY FURNITURE COMPANIES INCORPORATED                                                              217,488
          29,288  LINENS 'N THINGS INCORPORATED+                                                                        692,954

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
          18,576  MOVIE GALLERY INCORPORATED                                                                  $         490,964

                                                                                                                      3,655,947
                                                                                                              -----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.34%
          22,537  AZTAR CORPORATION+                                                                                    771,892
          17,855  MARCUS CORPORATION<<                                                                                  378,883

                                                                                                                      1,150,775
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.10%
          11,984  ASTEC INDUSTRIES INCORPORATED+                                                                        277,909
          64,845  AXCELIS TECHNOLOGIES INCORPORATED+                                                                    444,837
          11,211  BLACK BOX CORPORATION                                                                                 396,869
          33,390  BRIGGS & STRATTON CORPORATION<<                                                                     1,155,962
          29,296  BROOKS AUTOMATION INCORPORATED+<<                                                                     435,046
           7,792  DRIL-QUIP INCORPORATED+                                                                               226,046
          26,981  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                               966,729
          17,566  FEDDERS CORPORATION<<                                                                                  38,645
          16,248  GARDNER DENVER INCORPORATED+                                                                          569,980
          15,031  GLOBAL IMAGING SYSTEMS INCORPORATED+                                                                  478,888
          13,955  HYDRIL COMPANY+                                                                                       758,454
          33,068  IDEX CORPORATION                                                                                    1,276,756
          32,990  JLG INDUSTRIES INCORPORATED                                                                           906,565
          18,228  KAYDON CORPORATION<<                                                                                  507,650
          33,508  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                            265,048
          36,464  LENNOX INTERNATIONAL INCORPORATED                                                                     771,943
           7,506  LINDSAY MANUFACTURING COMPANY                                                                         176,992
          19,470  MANITOWOC COMPANY INCORPORATED                                                                        798,659
          24,613  MICROS SYSTEMS INCORPORATED+                                                                        1,101,432
          28,682  MILACRON INCORPORATED+                                                                                 54,209
          14,414  NETGEAR INCORPORATED+<<                                                                               268,100
          19,916  NYFIX INCORPORATED+<<                                                                                 117,704
          24,885  PAXAR CORPORATION+                                                                                    441,709
           9,560  PLANAR SYSTEMS INCORPORATED+                                                                           70,266
           8,434  ROBBINS & MYERS INCORPORATED                                                                          181,415
           8,196  SCANSOURCE INCORPORATED+                                                                              351,936
           9,590  THOMAS INDUSTRIES INCORPORATED                                                                        383,216
          59,154  TIMKEN COMPANY                                                                                      1,366,457
          27,902  TORO COMPANY                                                                                        1,077,296
          15,480  ULTRATECH INCORPORATED+                                                                               283,284
          16,597  WATSCO INCORPORATED                                                                                   707,032
           6,869  WOODWARD GOVERNOR COMPANY                                                                             577,202

                                                                                                                     17,434,236
                                                                                                              -----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.23%
          23,053  HILB, ROGAL & HAMILTON COMPANY<<                                                                      793,023
                                                                                                              -----------------

INSURANCE CARRIERS - 3.49%
          33,110  AMERIGROUP CORPORATION+                                                                             1,331,022
          27,067  CENTENE CORPORATION+                                                                                  908,910
          19,398  DELPHI FINANCIAL GROUP INCORPORATED CLASS A                                                           856,422
          46,345  FREMONT GENERAL CORPORATION                                                                         1,127,574
          13,389  INFINITY PROPERTY AND CASUALTY CORPORATION                                                            467,008
          11,706  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                              694,985
          13,502  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                      1,144,429
          16,533  PRESIDENTIAL LIFE CORPORATION                                                                         282,880
          18,931  PROASSURANCE CORPORATION+<<                                                                           790,558
          14,976  RLI CORPORATION                                                                                       667,930
           6,410  SCPIE HOLDINGS INCORPORATED+                                                                           73,010
          18,355  SELECTIVE INSURANCE GROUP INCORPORATED                                                                909,490

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
INSURANCE CARRIERS (continued)
          18,783  STEWART & STEVENSON SERVICES CORPORATION                                                    $         425,623
          11,731  STEWART INFORMATION SERVICES CORPORATION                                                              492,702
          26,279  UNITED INSURANCE COMPANIES INCORPORATED                                                               782,326
          14,390  ZENITH NATIONAL INSURANCE CORPORATION                                                                 976,505

                                                                                                                     11,931,374
                                                                                                              -----------------

LEATHER & LEATHER PRODUCTS - 0.48%
          11,859  BROWN SHOE COMPANY INCORPORATED                                                                       464,280
          14,668  GENESCO INCORPORATED+                                                                                 544,036
          19,405  K-SWISS INCORPORATED                                                                                  627,558

                                                                                                                      1,635,874
                                                                                                              -----------------

LEGAL SERVICES - 0.11%
           8,764  PRE-PAID LEGAL SERVICES INCORPORATED<<                                                                391,313
                                                                                                              -----------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.46%
          48,983  CHAMPION ENTERPRISES INCORPORATED+<<                                                                  486,891
           9,718  COACHMEN INDUSTRIES INCORPORATED                                                                      121,767
           7,927  DELTIC TIMBER CORPORATION                                                                             301,464
           4,941  SKYLINE CORPORATION                                                                                   197,294
          11,141  UNIVERSAL FOREST PRODUCTS                                                                             461,794

                                                                                                                      1,569,210
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 9.29%
          12,836  ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<                                                      509,332
          40,228  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+                                                       830,708
           8,172  ANALOGIC CORPORATION                                                                                  411,215
          22,351  ARMOR HOLDINGS INCORPORATED+                                                                          885,323
          15,689  ARTHROCARE CORPORATION+<<                                                                             548,174
           8,625  BEI TECHNOLOGIES INCORPORATED                                                                         230,115
          14,999  BIOLASE TECHNOLOGY INCORPORATED<<                                                                      94,794
          10,933  BIOSITE INCORPORATED+<<                                                                               601,206
          19,927  COHERENT INCORPORATED+                                                                                717,571
          14,008  COHU INCORPORATED                                                                                     280,860
          19,012  CONMED CORPORATION+                                                                                   584,999
          28,554  COOPER COMPANIES INCORPORATED                                                                       1,737,796
          11,183  CUNO INCORPORATED+                                                                                    798,914
          14,552  CYBERONICS INCORPORATED+<<                                                                            631,411
           8,809  DATASCOPE CORPORATION                                                                                 293,780
          12,919  DJ ORTHOPEDICS INCORPORATED+                                                                          354,368
          17,945  DRS TECHNOLOGIES INCORPORATED                                                                         920,220
          11,472  EDO CORPORATION                                                                                       343,128
          16,297  ESTERLINE TECHNOLOGIES CORPORATION+                                                                   653,184
          18,861  FEI COMPANY+<<                                                                                        430,219
          44,889  FLIR SYSTEMS INCORPORATED+<<                                                                        1,339,488
          36,393  FOSSIL INCORPORATED+                                                                                  826,121
          17,014  HAEMONETICS CORPORATION+                                                                              691,449
          14,100  HOLOGIC INCORPORATED+                                                                                 560,475
           8,948  ICU MEDICAL INCORPORATED+<<                                                                           287,857
          43,786  INPUT OUTPUT INCORPORATED+<<                                                                          274,976
          16,168  INTEGRA LIFESCIENCES HOLDINGS+                                                                        472,106
          16,568  INTERMAGNETICS GENERAL CORPORATION+<<                                                                 509,632
          20,455  INVACARE CORPORATION                                                                                  907,384
          15,053  ITRON INCORPORATED+<<                                                                                 672,568
           9,847  KEITHLEY INSTRUMENTS INCORPORATED                                                                     151,742
           7,360  KENSEY NASH CORPORATION+<<                                                                            222,566
          45,556  KOPIN CORPORATION+                                                                                    232,336
          10,873  MEADE INSTRUMENTS CORPORATION+                                                                         30,336
          24,184  MENTOR CORPORATION                                                                                  1,003,152

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
          17,206  MERIT MEDICAL SYSTEMS INCORPORATED+                                                         $         265,144
          12,807  MTS SYSTEMS CORPORATION                                                                               430,059
          11,123  OSTEOTECH INCORPORATED+                                                                                40,933
          10,946  PHOTON DYNAMICS INCORPORATED+                                                                         225,597
          45,918  PINNACLE SYSTEMS INCORPORATED+                                                                        252,549
          18,120  POLYMEDICA CORPORATION                                                                                646,159
          11,184  POSSIS MEDICAL INCORPORATED+<<                                                                        113,294
          22,590  RESMED INCORPORATED+<<                                                                              1,490,714
          46,323  RESPIRONICS INCORPORATED+                                                                           1,672,724
          27,571  ROPER INDUSTRIES INCORPORATED                                                                       1,967,742
           9,849  RUDOLPH TECHNOLOGIES INCORPORATED+<<                                                                  141,136
          14,612  SONIC SOLUTIONS+<<                                                                                    271,783
          25,947  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                               976,126
          21,543  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                   701,871
          20,651  THERAGENICS CORPORATION+                                                                               66,496
          34,149  TRIMBLE NAVIGATION LIMITED+                                                                         1,330,787
          18,164  VEECO INSTRUMENTS INCORPORATED+                                                                       295,710
          19,169  VIASYS HEALTHCARE INCORPORATED+                                                                       433,028
           5,971  VITAL SIGNS INCORPORATED                                                                              258,664
          12,727  X-RITE INCORPORATED                                                                                   146,488

                                                                                                                     31,766,509
                                                                                                              -----------------

MEDICAL EQUIPMENT & SUPPLIES - 0.10%
          13,967  WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                                                        333,811
                                                                                                              -----------------

MEMBERSHIP ORGANIZATIONS - 0.55%
          56,552  ALLIANCE ONE INTERNATIONAL<<                                                                          339,877
          33,403  GAMESTOP CORPORATION - CLASS B+                                                                       998,750
          19,480  TREEHOUSE FOODS INCORPORATED+                                                                         555,375

                                                                                                                      1,894,002
                                                                                                              -----------------

METAL MINING - 0.24%
          14,156  CLEVELAND CLIFFS INCORPORATED<<                                                                       817,651
                                                                                                              -----------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.61%
          16,850  AMCOL INTERNATIONAL CORPORATION                                                                       316,612
          24,263  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                1,779,691

                                                                                                                      2,096,303
                                                                                                              -----------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.59%
          11,221  DAKTRONICS INCORPORATED                                                                               224,532
          17,258  JAKKS PACIFIC INCORPORATED+<<                                                                         331,526
          30,779  K2 INCORPORATED+                                                                                      390,278
          10,456  LYDALL INCORPORATED+                                                                                   90,131
          10,916  RUSS BERRIE AND COMPANY INCORPORATED                                                                  139,834
          22,770  SHUFFLE MASTER INCORPORATED+<<                                                                        638,243
           7,515  STANDEX INTERNATIONAL CORPORATION                                                                     213,501

                                                                                                                      2,028,045
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.45%
          12,021  ACTION PERFORMANCE COMPANIES INCORPORATED<<                                                           106,025
          18,960  CASH AMERICA INTERNATIONAL INCORPORATED                                                               381,475
          12,404  HANCOCK FABRICS INCORPORATED                                                                           82,363
          15,374  HIBBETT SPORTING GOODS INCORPORATED+                                                                  581,752
          12,256  J JILL GROUP INCORPORATED+                                                                            168,520
          14,946  JO ANN STORES INCORPORATED+                                                                           394,425
          21,070  LONGS DRUG STORES CORPORATION                                                                         907,064

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
MISCELLANEOUS RETAIL (continued)
          28,240  SPECTRUM BRANDS INCORPORATED+                                                               $         931,920
          14,793  WORLD FUEL SERVICES CORPORATION                                                                       346,304
          33,129  ZALE CORPORATION+                                                                                   1,049,858

                                                                                                                      4,949,706
                                                                                                              -----------------

MOTION PICTURES - 0.35%
          22,751  AVID TECHNOLOGY INCORPORATED+<<                                                                     1,212,173
                                                                                                              -----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.98%
          15,587  ARKANSAS BEST CORPORATION                                                                             495,822
          20,914  FORWARD AIR CORPORATION<<                                                                             591,239
          39,317  HEARTLAND EXPRESS INCORPORATED                                                                        763,929
          38,650  LANDSTAR SYSTEM INCORPORATED+                                                                       1,164,138
          12,220  OLD DOMINION FREIGHT LINE+                                                                            327,863

                                                                                                                      3,342,991
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.23%
          11,297  FINANCIAL FEDERAL CORPORATION                                                                         436,516
          12,115  WORLD ACCEPTANCE CORPORATION+                                                                         364,056

                                                                                                                        800,572
                                                                                                              -----------------

OIL & GAS EXTRACTION - 4.89%
           8,779  ATWOOD OCEANICS INCORPORATED+<<                                                                       540,435
          31,663  CABOT OIL AND GAS CORPORATION                                                                       1,098,689
          25,057  CAL DIVE INTERNATIONAL INCORPORATED+<<                                                              1,312,235
          52,606  CIMAREX ENERGY COMPANY+<<                                                                           2,046,899
          16,801  OCEANEERING INTERNATIONAL INCORPORATED+                                                               649,359
          10,736  PETROLEUM DEVELOPMENT CORPORATION+                                                                    341,942
          16,597  REMINGTON OIL & GAS CORPORATION+<<                                                                    592,513
          11,935  SEACOR SMIT INCORPORATED+                                                                             767,420
          47,190  SOUTHWESTERN ENERGY COMPANY+                                                                        2,216,986
          19,801  SPINNAKER EXPLORATION COMPANY+                                                                        702,737
          37,044  ST. MARY LAND & EXPLORATION COMPANY                                                                 1,073,535
          16,519  STONE ENERGY CORPORATION+                                                                             807,779
          18,336  SWIFT ENERGY COMPANY+<<                                                                               656,796
          14,631  TETRA TECH INCORPORATED+                                                                              465,997
          27,007  UNIT CORPORATION+                                                                                   1,188,578
          21,907  VERITAS DGC INCORPORATED+                                                                             607,700
          39,333  VINTAGE PETROLEUM INCORPORATED                                                                      1,198,477
          18,091  W-H ENERGY SERVICES INCORPORATED+                                                                     451,009

                                                                                                                     16,719,086
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 0.67%
          21,645  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                    172,511
          18,615  CARAUSTAR INDUSTRIES INCORPORATED+                                                                    195,457
          12,752  CHESAPEAKE CORPORATION                                                                                267,027
           9,554  NEENAH PAPER INCORPORATED<<                                                                           295,887
          10,549  POPE & TALBOT INCORPORATED                                                                            117,094
          21,653  ROCK-TENN COMPANY CLASS A                                                                             273,910
           9,831  SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                                                         306,039
          17,086  STANDARD REGISTER COMPANY                                                                             270,130
          33,456  WAUSAU PAPER CORPORATION                                                                              400,803

                                                                                                                      2,298,858
                                                                                                              -----------------

PERSONAL SERVICES - 0.33%
           5,941  ANGELICA CORPORATION<<                                                                                145,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PERSONAL SERVICES (continued)
          16,438  COINSTAR INCORPORATED+                                                                      $         372,978
           5,080  CPI CORPORATION                                                                                        91,694
          13,646  G & K SERVICES INCORPORATED CLASS A                                                                   514,864

                                                                                                                      1,125,150
                                                                                                              -----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.77%
          12,396  ELKCORP                                                                                               353,906
          35,466  FRONTIER OIL CORPORATION<<                                                                          1,040,927
          26,766  HEADWATERS INCORPORATED+<<                                                                            920,215
          10,790  WD-40 COMPANY                                                                                         301,365

                                                                                                                      2,616,413
                                                                                                              -----------------

PHARMACEUTICALS - 0.05%
          39,334  SAVIENT PHARMACEUTICALS INCORPORATED+                                                                 173,463
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 2.40%
          18,522  ALERIS INTERNATIONAL INCORPORATED+                                                                    417,671
          30,490  BELDEN CDT INCORPORATED<<                                                                             646,388
          12,443  BRUSH ENGINEERED MATERIALS INCORPORATED+                                                              177,437
          15,918  CARPENTER TECHNOLOGY CORPORATION                                                                      824,552
          17,893  CENTURY ALUMINUM COMPANY+                                                                             365,017
          13,988  CURTISS-WRIGHT CORPORATION                                                                            754,653
          19,316  LONE STAR TECHNOLOGIES INCORPORATED+                                                                  878,878
          27,756  MAVERICK TUBE CORPORATION+                                                                            827,129
          23,685  MUELLER INDUSTRIES INCORPORATED                                                                       641,864
          16,327  QUANEX CORPORATION                                                                                    865,494
          14,346  RTI INTERNATIONAL METALS INCORPORATED+<<                                                              450,608
           7,861  STEEL TECHNOLOGIES INCORPORATED                                                                       132,851
          14,678  TEXAS INDUSTRIES INCORPORATED                                                                         825,344
          21,498  TREDEGAR CORPORATION                                                                                  335,369
           9,727  WOLVERINE TUBE INCORPORATED+                                                                           57,097

                                                                                                                      8,200,352
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.44%
          22,128  BOWNE & COMPANY INCORPORATED                                                                          319,971
           8,283  CONSOLIDATED GRAPHICS INCORPORATED+                                                                   337,698
          17,775  JOHN H. HARLAND COMPANY                                                                               675,450
           8,459  THOMAS NELSON INCORPORATED                                                                            184,068

                                                                                                                      1,517,187
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.31%
          53,014  KANSAS CITY SOUTHERN+<<                                                                             1,069,823
                                                                                                              -----------------

REAL ESTATE - 0.87%
          15,745  MERITAGE CORPORATION+<<                                                                             1,251,728
          33,554  NEW CENTURY FINANCIAL CORPORATION<<                                                                 1,726,353

                                                                                                                      2,978,081
                                                                                                              -----------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.23%
          31,809  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                773,277
                                                                                                              -----------------

RETAIL, TRADE & SERVICES - 0.43%
          33,255  MEN'S WEARHOUSE INCORPORATED+                                                                       1,144,970
          23,434  STRIDE RITE CORPORATION                                                                               323,155

                                                                                                                      1,468,125
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
          19,843  A. SCHULMAN INCORPORATED<<                                                                  $         354,991
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
          27,208  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                             571,912
          13,292  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                 404,476
          10,356  SWS GROUP INCORPORATED                                                                                177,916

                                                                                                                      1,154,304
                                                                                                              -----------------

SOFTWARE - 0.20%
          10,192  EPIQ SYSTEMS INCORPORATED+                                                                            166,741
          16,273  MANTECH INTERNATIONAL CORPORATION CLASS A+                                                            505,114

                                                                                                                        671,855
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.34%
          17,713  APOGEE ENTERPRISES INCORPORATED                                                                       272,249
           9,326  CARBO CERAMICS INCORPORATED<<                                                                         736,381
           8,960  LIBBEY INCORPORATED                                                                                   141,657

                                                                                                                      1,150,287
                                                                                                              -----------------

TELEPHONE SERVICES - 0.17%
          13,707  COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED                                                       574,460
                                                                                                              -----------------

TEXTILE MILL PRODUCTS - 0.66%
          20,523  ALBANY INTERNATIONAL CORPORATION CLASS A                                                              658,994
          32,151  INTERFACE INCORPORATED+                                                                               258,816
           9,923  OXFORD INDUSTRIES INCORPORATED                                                                        427,185
          37,443  WOLVERINE WORLD WIDE INCORPORATED                                                                     899,006

                                                                                                                      2,244,001
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.63%
          30,405  EGL INCORPORATED+                                                                                     617,829
          23,314  FRONTIER AIRLINES INCORPORATED+<<                                                                     240,834
          19,425  MESA AIR GROUP INCORPORATED+<<                                                                        130,342
          15,089  OFFSHORE LOGISTICS INCORPORATED+                                                                      495,523
          37,323  SKYWEST INCORPORATED                                                                                  678,532

                                                                                                                      2,163,060
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 2.51%
          20,993  AAR CORPORATION+                                                                                      329,800
          10,188  ARCTIC CAT INCORPORATED                                                                               209,160
          33,343  CLARCOR INCORPORATED<<                                                                                975,283
          35,962  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                                 365,014
          33,129  GENCORP INCORPORATED+<<                                                                               638,065
          15,312  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                      368,100
          19,085  MONACO COACH CORPORATION<<                                                                            328,071
          24,053  OSHKOSH TRUCK CORPORATION                                                                           1,882,869
          27,560  POLARIS INDUSTRIES INCORPORATED<<                                                                   1,488,240
           9,755  STANDARD MOTOR PRODUCTS INCORPORATED                                                                  128,766
          15,847  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED                                                        375,574
          10,295  TRIUMPH GROUP INCORPORATED+                                                                           357,854
          20,140  WABASH NATIONAL CORPORATION                                                                           487,992
          19,676  WINNEBAGO INDUSTRIES INCORPORATED<<                                                                   644,389

                                                                                                                      8,579,177
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
TRANSPORTATION SERVICES - 0.04%
          12,462  PEGASUS SOLUTIONS INCORPORATED+                                                             $         138,951
                                                                                                              -----------------

WATER TRANSPORTATION - 0.20%
          15,285  KIRBY CORPORATION+                                                                                    689,353
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.81%
           9,487  ENESCO GROUP INCORPORATED+                                                                             28,366
          21,584  HAIN CELESTIAL GROUP INCORPORATED+                                                                    420,888
          21,323  MYERS INDUSTRIES INCORPORATED                                                                         266,537
           8,266  NASH FINCH COMPANY                                                                                    303,693
          30,396  PERFORMANCE FOOD GROUP COMPANY+                                                                       918,263
          23,545  PRIORITY HEALTHCARE CORPORATION CLASS B+<<                                                            597,101
          14,753  SCHOOL SPECIALTY INCORPORATED+<<                                                                      686,015
          23,163  TRACTOR SUPPLY COMPANY+<<                                                                           1,137,303
          25,237  UNITED NATURAL FOODS INCORPORATED+<<                                                                  766,448
          21,488  UNITED STATIONERS INCORPORATED+                                                                     1,055,061

                                                                                                                      6,179,675
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 2.70%
           8,397  AM CASTLE & COMPANY                                                                                   129,818
          17,698  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                          571,468
          13,817  BARNES GROUP INCORPORATED                                                                             457,343
           9,005  BUILDING MATERIALS HOLDINGS CORPORATION                                                               623,956
           8,915  DEPARTMENT 56 INCORPORATED+                                                                            91,379
          14,611  DIGI INTERNATIONAL INCORPORATED+                                                                      173,287
          42,994  HUGHES SUPPLY INCORPORATED                                                                          1,208,131
          10,571  IMAGISTICS INTERNATIONAL INCORPORATED+                                                                295,988
          31,317  INSIGHT ENTERPRISES INCORPORATED+<<                                                                   631,977
          14,762  KAMAN CORPORATION CLASS A                                                                             266,307
          30,510  KNIGHT TRANSPORTATION INCORPORATED                                                                    742,308
           4,503  LAWSON PRODUCTS INCORPORATED                                                                          174,806
          25,694  OWENS & MINOR INCORPORATED                                                                            831,201
          35,958  PEP BOYS-MANNY, MOE & JACK                                                                            486,871
          19,380  RELIANCE STEEL & ALUMINUM COMPANY                                                                     718,417
          16,244  RYERSON TULL INCORPORATED                                                                             231,802
          33,982  SCP POOL CORPORATION                                                                                1,192,411
          14,526  TBC CORPORATION+                                                                                      394,090

                                                                                                                      9,221,560
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $251,508,071)                                                                             338,333,071
                                                                                                              -----------------

PREFERRED STOCKS - 0.00%
          42,000  TIMCO AVIATION SERVICES INCORPORATED&&&(A)                                                                  4

TOTAL PREFERRED STOCKS (COST $0)                                                                                              4
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 20.37%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.15%
$      1,933,699  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                              1,933,699
       2,017,170  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     2,017,170

                                                                                                                      3,950,869
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 19.22%
       2,999,997  ALPINE SECURITIZATION CORPORATION                                    3.09%      07/05/2005             2,998,917
       2,999,997  ATOMIUM FUNDING CORPORATION                                          3.10       07/11/2005             2,997,267

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,999,997  BANCO BILBAO VIZCAYZA ARGENTARIA PUERTO RICO                         3.40%      07/01/2005     $       2,999,997
       1,999,998  BHP BILLITON FINANCE LIMITED                                         3.05       07/01/2005             1,999,998
         999,999  BHP BILLITON FINANCE LIMITED                                         3.10       07/05/2005               999,639
       2,999,997  CLIPPER RECEIVABLES CORPORATION                                      3.09       07/07/2005             2,998,377
       2,999,997  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                      3.16       07/08/2006             2,999,997
       2,999,997  CREDIT SUISSE BANK NEW YORK+/-                                       3.48       05/04/2006             2,979,087
      20,999,979  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $21,001,980)                                        3.43       07/01/2005            20,999,979
       1,999,998  GALAXY FUNDING INCORPORATED                                          3.45       09/29/2005             1,983,058
       1,999,998  ING USA ANNUITY AND LIFE INSURANCE+/-                                3.60       06/06/2006             1,999,998
       2,999,997  KLIO FUNDING CORPORATION                                             3.31       07/22/2005             2,994,267
       3,999,996  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                               3.25       05/26/2006             3,999,596
       1,999,998  LIQUID FUNDING LIMITED+/-                                            3.09       12/19/2005             1,999,998
       1,999,998  LIQUID FUNDING LIMITED+/-                                            3.09       03/03/2006             1,999,998
       2,999,997  MORGAN STANLEY+/-                                                    3.52       01/13/2006             2,999,997
       3,799,996  THAMES ASSET GLOBAL SECURITIES                                       3.24       07/20/2005             3,793,422
       1,999,998  WHITE PINE FINANCE LLC+/-                                            3.25       06/12/2006             1,999,926

                                                                                                                        65,743,518
                                                                                                                 -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $69,694,259)                                                              69,694,387
                                                                                                                 -----------------

SHORT-TERM INVESTMENTS - 1.30%

MUTUAL FUND - 1.22%
       4,189,245  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                            4,189,245
                                                                                                                 -----------------

PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
US TREASURY BILLS - 0.08%
          60,000  US TREASURY BILL^#                                                   2.88%      08/11/2005                59,809
          30,000  US TREASURY BILL^#                                                   2.89       08/11/2005                29,904
         170,000  US TREASURY BILL^#                                                   3.12       11/10/2005               168,091

                                                                                                                           257,804
                                                                                                                 -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,447,036)                                                                           4,447,049
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,649,366)*                                     120.57%                                                 $     412,474,511

OTHER ASSETS AND LIABILITIES, NET                        (20.57)                                                       (70,363,400)
                                                        -------                                                  -----------------

TOTAL NET ASSETS                                         100.00%                                                 $     342,111,111
                                                        -------                                                  -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,189,245.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 98.98%

ADMINISTRATION OF HUMAN RESOURCE PROGRAMS - 0.38%
         238,500  KENEXA CORP+<<                                                                              $       3,148,200
                                                                                                              -----------------

ADVERTISING - 0.57%
         624,600  CENVEO INCORPORATED+                                                                                4,721,976
                                                                                                              -----------------

AMUSEMENT & RECREATION SERVICES - 0.36%
         196,200  LAKES ENTERTAINMENT INCORPORATED+                                                                   3,021,480
                                                                                                              -----------------

APPAREL & ACCESSORY STORES - 3.46%
         139,600  CARTER'S INCORPORATED+<<                                                                            8,149,848
         108,900  DSW INCORPORATED+                                                                                   2,717,055
         189,900  EDDIE BAUER HOLDINGS INCORPORATED+                                                                  5,269,725
         404,300  HOT TOPIC INCORPORATED+                                                                             7,730,216
         216,700  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+<<                                                       4,981,933

                                                                                                                     28,848,777
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.84%
         507,600  TOMMY HILFIGER CORPORATION+                                                                         6,984,576
                                                                                                              -----------------

BUSINESS SERVICES - 15.21%
         254,500  ADMINISTAFF INCORPORATED                                                                            6,046,920
         375,500  ALADDIN KNOWLEDGE SYSTEMS+                                                                          7,712,770
         297,600  BRINK'S COMPANY                                                                                    10,713,600
         747,100  CNET NETWORKS INCORPORATED+                                                                         8,770,954
         545,000  COGENT COMMUNICATIONS GROUP INCORPORATED+                                                           3,618,800
         176,500  HYPERION SOLUTIONS CORPORATION+                                                                     7,102,360
         527,100  INTERWOVEN INCORPORATED+                                                                            3,969,063
         207,600  MARCHEX INCORPORATED CLASS B+                                                                       3,122,304
         813,900  MATRIXONE INCORPORATED+                                                                             4,069,500
         772,500  NETIQ CORPORATION+                                                                                  8,767,875
       1,001,700  OPSWARE INCORPORATED+                                                                               5,128,704
         210,500  PACKETEER INCORPORATED+<<                                                                           2,968,050
       1,533,400  PARAMETRIC TECHNOLOGY CORPORATION+                                                                  9,783,092
         508,400  QUEST SOFTWARE INCORPORATED+                                                                        6,929,492
         504,600  RED HAT INCORPORATED+                                                                               6,610,260
         283,600  SAFENET INCORPORATED+                                                                               9,659,416
         390,700  SERENA SOFTWARE INCORPORATED+                                                                       7,540,510
         221,900  THQ INCORPORATED+                                                                                   6,495,013
       1,187,900  TIBCO SOFTWARE INCORPORATED+<<                                                                      7,768,866

                                                                                                                    126,777,549
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 9.16%
         628,300  ALKERMES INCORPORATED+                                                                              8,306,126
         322,800  ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                                                           4,474,008
         401,400  DUSA PHARMACEUTICALS INCORPORATED+<<                                                                3,733,020
         722,100  ENDEAVOR INTERNATIONAL CORPORATION+                                                                 2,621,223
         514,100  EYETECH PHARMACEUTICALS INCORPORATED+<<                                                             6,498,224
         458,200  MEDICINES COMPANY+                                                                                 10,717,298
         251,550  NEUROCRINE BIOSCIENCES INCORPORATED+                                                               10,580,193
         466,600  PRESTIGE BRANDS HOLDINGS INCORPORATED+                                                              9,098,700
         528,600  PROTEIN DESIGN LABS INCORPORATED+<<                                                                10,683,006
         138,900  UNITED THERAPEUTICS CORPORATION+<<                                                                  6,694,980
         167,400  ZYMOGENETICS INCORPORATED+                                                                          2,946,240

                                                                                                                     76,353,018
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMUNICATIONS - 3.04%
       1,606,900  EXTREME NETWORKS INCORPORATED+                                                              $       6,588,290
         366,400  LIN TV CORPORATION CLASS A+                                                                         5,089,296
         107,600  NEUSTAR INCORPORATED+                                                                               2,754,560
         655,210  TERREMARK WORLDWIDE INCORPORATED+                                                                   4,586,470
       1,065,400  TIME WARNER TELECOM INCORPORATED+<<                                                                 6,307,168

                                                                                                                     25,325,784
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 10.24%
         332,300  ATHEROS COMMUNICATIONS+<<                                                                           2,678,338
         421,100  CELESTICA INCORPORATED+<<                                                                           5,642,740
         290,500  DSP GROUP INCORPORATED+                                                                             6,934,235
         707,700  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                          7,607,775
         576,300  MATTSON TECHNOLOGY INCORPORATED+                                                                    4,126,308
         186,000  MERCURY COMPUTER SYSTEMS INCORPORATED+<<                                                            5,090,820
         184,100  NICE SYSTEMS LIMITED SPON ADR+                                                                      7,266,427
         199,300  NOVELLUS SYSTEMS INCORPORATED+<<                                                                    4,924,703
       1,213,400  PMC-SIERRA INCORPORATED+<<                                                                         11,321,022
         384,000  REGAL-BELOIT CORPORATION                                                                           11,197,440
         678,300  TEKELEC+                                                                                           11,395,440
         193,400  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                           7,155,800

                                                                                                                     85,341,048
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 7.05%
         204,600  CEPHALON INCORPORATED+                                                                              8,145,126
         295,700  CORE LABORATORIES N.V.+                                                                             7,930,674
         541,200  DIAMONDCLUSTER INTERNATIONAL INCORPORATED+                                                          6,115,560
         308,400  DIGITAS INCORPORATED+                                                                               3,518,844
         214,700  GEN-PROBE INCORPORATED+                                                                             7,778,581
         376,600  NAVIGANT CONSULTING INCORPORATED+                                                                   6,650,756
         304,900  NEUROCHEM INCORPORATED+<<                                                                           3,064,245
         179,100  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                    8,392,626
         257,300  SYMYX TECHNOLOGIES INCORPORATED+                                                                    7,199,254

                                                                                                                     58,795,666
                                                                                                              -----------------

FURNITURE & FIXTURES - 1.33%
         500,000  TEMPUR-PEDIC INTERNATIONAL+                                                                        11,090,000
                                                                                                              -----------------

GENERAL MERCHANDISE STORES - 0.27%
         166,700  RETAIL VENTURES INC+                                                                                2,273,788
                                                                                                              -----------------

HEALTH SERVICES - 6.13%
         237,600  COMMUNITY HEALTH SYSTEMS+<<                                                                         8,978,904
       1,039,400  HUMAN GENOME SCIENCES INCORPORATED+                                                                12,036,252
         314,200  NEKTAR THERAPEUTICS+                                                                                5,291,128
         430,600  VALEANT PHARMACEUTICALS INTERNATIONAL                                                               7,591,478
         616,900  VICURON PHARMACEUTICALS INCORPORATED+                                                              17,211,510

                                                                                                                     51,109,272
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 1.41%
         362,800  CAPITAL LEASE FUNDING INCORPORATED                                                                  3,936,380
         457,600  SAXON CAPITAL INCORPORATED                                                                          7,811,232

                                                                                                                     11,747,612
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.88%
         233,000  TUESDAY MORNING CORPORATION                                                                         7,344,160
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.80%
         143,300  GAYLORD ENTERTAINMENT COMPANY+                                                              $       6,662,017
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.51%
         270,000  BRIGGS & STRATTON CORPORATION                                                                       9,347,400
         212,900  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                             7,628,207
         232,100  GARDNER DENVER INCORPORATED+<<                                                                      8,142,068
         256,400  VERIFONE HOLDINGS INCORPORATED+                                                                     4,166,500

                                                                                                                     29,284,175
                                                                                                              -----------------

INSURANCE CARRIERS - 2.30%
         197,700  ARGONAUT GROUP INCORPORATED+<<                                                                      4,564,893
         264,700  AXIS CAPITAL HOLDINGS LIMITED                                                                       7,491,010
         161,700  MOLINA HEALTHCARE INCORPORATED+                                                                     7,156,842

                                                                                                                     19,212,745
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 11.83%
         279,900  ANIMAS CORPORATION+<<                                                                               5,639,985
         255,200  ARTHROCARE CORPORATION+                                                                             8,916,688
         240,600  BEI TECHNOLOGIES INCORPORATED                                                                       6,419,208
         237,500  COHERENT INCORPORATED+                                                                              8,552,375
         230,400  ESTERLINE TECHNOLOGIES CORPORATION+                                                                 9,234,432
         263,100  FORMFACTOR INCORPORATED+                                                                            6,951,102
       1,487,500  LTX CORPORATION+                                                                                    7,378,000
         119,000  MEASUREMENT SPECIALTIES INCORPORATED+                                                               2,761,990
         119,800  NOVATEL INCORPORATED+                                                                               3,214,234
         253,200  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                  3,628,356
         117,800  SONOSITE INCORPORATED+                                                                              3,656,512
         254,700  SYNERON MEDICAL LIMITED+<<                                                                          9,319,473
         643,100  THORATEC LABS CORPORATION+<<                                                                        9,865,154
         208,800  VITAL IMAGES INCORPORATED+                                                                          3,747,960
         348,600  WRIGHT MEDICAL GROUP INCORPORATED+                                                                  9,307,620

                                                                                                                     98,593,089
                                                                                                              -----------------

METAL MINING - 0.78%
       1,805,600  CRYSTALLEX INTERNATIONAL CORPORATION+                                                               6,500,160
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.63%
         429,000  CKX INCORPORATED+<<                                                                                 5,519,085
         208,700  DICK'S SPORTING GOODS INCORPORATED+                                                                 8,053,733

                                                                                                                     13,572,818
                                                                                                              -----------------

MOTION PICTURES - 1.38%
         577,800  IMAX CORPORATION+<<                                                                                 5,743,332
         257,600  MACROVISION CORPORATION+                                                                            5,806,304

                                                                                                                     11,549,636
                                                                                                              -----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.07%
         455,000  CAPITALSOURCE INCORPORATED+                                                                         8,931,650
                                                                                                              -----------------

OIL & GAS EXTRACTION - 1.73%
         362,400  BOIS D' ARC ENERGY INCORPORATED+                                                                    5,345,400
         156,100  GOODRICH PETROLEUM CORPORATION+                                                                     3,212,538
         140,000  PIONEER NATURAL RESOURCES COMPANY                                                                   5,891,200

                                                                                                                     14,449,138
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
PRIMARY METAL INDUSTRIES - 0.88%
         331,800  ALLEGHENY TECHNOLOGIES INCORPORATED                                                         $       7,319,508
                                                                                                              -----------------

RAILROAD TRANSPORTATION - 0.65%
         199,100  GENESEE & WYOMING INCORPORATED+<<                                                                   5,417,511
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.53%
         236,650  JARDEN CORPORATION+                                                                                12,760,168
                                                                                                              -----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.73%
         540,400  MARKETAXCESS HOLDINGS INCORPORATED+<<                                                               6,106,520
                                                                                                              -----------------

SOCIAL SERVICES - 0.44%
         149,400  PROVIDENCE SERVICE CORPORATION+                                                                     3,709,602
                                                                                                              -----------------

TRANSPORTATION BY AIR - 1.28%
         725,600  AIRTRAN HOLDINGS INCORPORATED+                                                                      6,697,288
         202,600  CHC HELICOPTER CORPORATION                                                                          3,950,700

                                                                                                                     10,647,988
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 4.43%
         228,300  ACCURIDE CORPORATION+                                                                               2,426,829
         459,400  COMMERCIAL VEHICLE GROUP INCORPORATED+                                                              8,154,350
         543,600  FLEETWOOD ENTERPRISES INCORPORATED+                                                                 5,517,540
         220,200  FREIGHTCAR AMERICA INCORPORATED+                                                                    4,366,566
         432,300  GENCORP INCORPORATED+                                                                               8,326,098
         336,600  WABASH NATIONAL CORPORATION                                                                         8,155,818

                                                                                                                     36,947,201
                                                                                                              -----------------

WATER TRANSPORTATION - 1.01%
         276,700  DIANA SHIPPING, INC.                                                                                4,050,888
         264,500  DRYSHIPS INCORPORATED+                                                                              4,366,895

                                                                                                                      8,417,783
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 2.67%
         358,100  CYTYC CORPORATION+<<                                                                                7,899,686
         303,800  HUGHES SUPPLY INCORPORATED                                                                          8,536,780
         226,100  NUCO2 INCORPORATED+                                                                                 5,803,987

                                                                                                                     22,240,453
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $776,883,375)                                                                             825,205,068
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 6.19%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.31%
         999,999  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                999,999
       1,590,401  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     1,590,401

                                                                                                                      2,590,400
                                                                                                              -----------------

PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 5.88%
$     17,999,982  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                  (MATURITY VALUE $18,001,727)                                         3.49%      07/01/2005         17,999,982

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                  INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     30,999,969  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $31,002,923)                                        3.43%      07/01/2005  $      30,999,969

                                                                                                                     48,999,951
                                                                                                              -----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $99,912,049)                                                           51,590,351
                                                                                                              -----------------
SHARES

WARRANTS - 0.00%
          36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+(A)                                           5

TOTAL WARRANTS (COST $0)                                                                                                      5
                                                                                                              -----------------

SHORT-TERM INVESTMENTS - 0.92%

MUTUAL FUND - 0.92%
       7,677,989  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                          7,677,989
                                                                                                              -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,677,989)                                                                        7,677,989
                                                                                                              -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $884,473,413)*                                     106.09%                                              $     884,473,413

OTHER ASSETS AND LIABILITIES, NET                         (6.09)                                                    (50,801,847)
                                                        -------                                               -----------------

TOTAL NET ASSETS                                         100.00%                                              $     833,671,566
                                                        -------                                               -----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,677,989.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
COMMON STOCKS - 97.63%

APPAREL & ACCESSORY STORES - 2.81%
         205,190  ANN TAYLOR STORES CORPORATION+                                                              $       4,982,013
         269,100  CACHE INCORPORATED+<<                                                                               4,472,442
         140,550  JOS.A. BANK CLOTHIERS INCORPORATED+<<                                                               6,085,815

                                                                                                                     15,540,270
                                                                                                              -----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.84%
         226,650  RUSSELL CORPORATION                                                                                 4,634,992
                                                                                                              -----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.31%
         190,746  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                       7,244,533
                                                                                                              -----------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.00%
         172,050  WCI COMMUNITIES INCORPORATED+<<                                                                     5,510,761
                                                                                                              -----------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.52%
         177,390  BUILDERS FIRSTSOURCE INCORPORATED+<<                                                                2,873,718
                                                                                                              -----------------

BUSINESS SERVICES - 5.96%
         200,160  ASSET ACCEPTANCE CAPITAL CORPORATION+<<                                                             5,186,145
         237,860  AVOCENT CORPORATION+                                                                                6,217,660
         317,490  BISYS GROUP INCORPORATED+<<                                                                         4,743,301
         252,920  NCO GROUP INCORPORATED+                                                                             5,470,660
         374,300  NDCHEALTH CORPORATION<<                                                                             6,726,171
         699,990  TIBCO SOFTWARE INCORPORATED+                                                                        4,577,935

                                                                                                                     32,921,872
                                                                                                              -----------------

CHEMICALS & ALLIED PRODUCTS - 2.88%
         119,890  CYTEC INDUSTRIES INCORPORATED<<                                                                     4,771,622
         204,390  GREAT LAKES CHEMICAL CORPORATION                                                                    6,432,153
         112,040  LUBRIZOL CORPORATION                                                                                4,706,801

                                                                                                                     15,910,576
                                                                                                              -----------------

COMMUNICATIONS - 4.33%
       1,259,180  CINCINNATI BELL INCORPORATED+                                                                       5,414,474
         239,120  CT COMMUNICATIONS INCORPORATED                                                                      3,120,516
         321,390  IOWA TELECOMMUNICATIONS SERVICES INCORPORATED                                                       6,026,062
         471,080  MEDIACOM COMMUNICATIONS CORPORATION+                                                                3,236,320
         444,550  VALOR COMMUNICATIONS GROUP INCORPORATED                                                             6,134,790

                                                                                                                     23,932,162
                                                                                                              -----------------

DEPOSITORY INSTITUTIONS - 10.70%
         260,700  AMEGY BANCORPORATION INCORPORATED                                                                   5,834,466
         270,346  BROOKLINE BANCORP INCORPORATED<<                                                                    4,395,826
         117,280  CULLEN FROST BANKERS INCORPORATED                                                                   5,588,392
         309,390  DIME COMMUNITY BANCSHARES<<                                                                         4,702,728
         213,110  FIRST FINANCIAL BANCORP                                                                             4,027,779
         136,510  FIRST REPUBLIC BANK                                                                                 4,822,898
         244,680  FRANKLIN BANK CORPORATION+                                                                          4,590,197
         170,840  PFF BANCORP INCORPORATED                                                                            5,174,743
         310,380  PROVIDENT FINANCIAL SERVICES INCORPORATED<<                                                         5,453,377
         179,280  SOUTH FINANCIAL GROUP INCORPORATED                                                                  5,095,138
         209,760  SUSQUEHANNA BANCSHARES INCORPORATED                                                                 5,157,998
         182,280  UMPQUA HOLDINGS CORPORATION                                                                         4,290,871

                                                                                                                     59,134,413
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
EATING & DRINKING PLACES - 2.00%
         499,610  CKE RESTAURANTS INCORPORATED<<                                                              $       6,954,571
         135,700  LANDRY'S RESTAURANTS INCORPORATED<<                                                                 4,083,213

                                                                                                                     11,037,784
                                                                                                              -----------------

ELECTRIC, GAS & SANITARY SERVICES - 0.90%
               0  ALLETE INCORPORATED                                                                                         1
         229,900  CLECO CORPORATION                                                                                   4,958,943

                                                                                                                      4,958,944
                                                                                                              -----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.87%
         424,500  FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+<<                                               6,261,375
         759,390  GRAFTECH INTERNATIONAL LIMITED+<<                                                                   3,265,377
         460,830  GSI LUMONICS INCORPORATED+                                                                          4,341,019
         371,600  OMNIVISION TECHNOLOGIES INCORPORATED+<<                                                             5,050,044
         280,600  PLEXUS CORPORATION+                                                                                 3,992,938
         176,260  PORTALPLAYER INC+<<                                                                                 3,669,733
         243,900  WESTAR ENERGY INCORPORATED                                                                          5,860,917

                                                                                                                     32,441,403
                                                                                                              -----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 1.02%
         150,700  URS CORPORATION+                                                                                    5,628,645
                                                                                                              -----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.17%
         603,590  JACUZZI BRANDS INCORPORATED+                                                                        6,476,521
                                                                                                              -----------------

FOOD & KINDRED PRODUCTS - 1.92%
          66,320  GOLD KRIST INCORPORATED+<<                                                                          1,431,185
         388,840  HERCULES INCORPORATED+<<                                                                            5,502,086
         104,285  LANCE INCORPORATED                                                                                  1,794,745
         142,720  PREMIUM STANDARD FARMS, INCORPORATED+<<                                                             1,912,448

                                                                                                                     10,640,464
                                                                                                              -----------------

HEALTH SERVICES - 2.15%
         183,280  APRIA HEALTHCARE GROUP INCORPORATED+                                                                6,348,819
         156,000  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                            5,508,360

                                                                                                                     11,857,179
                                                                                                              -----------------

HOLDING & OTHER INVESTMENT OFFICES - 10.47%
         264,170  AMERICAN CAMPUS COMMUNITIES                                                                         5,991,376
         284,960  BIOMED PROPERTY TRUST INCORPORATED<<                                                                6,796,296
         133,530  EASTGROUP PROPERTIES INCORPORATED                                                                   5,622,948
         248,490  EQUITY ONE INCORPORATED                                                                             5,640,723
         364,990  FELCOR LODGING TRUST INCORPORATED+<<                                                                5,285,055
         152,900  GLADSTONE CAPITAL CORPORATION                                                                       3,577,860
         236,250  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                         5,577,862
         136,410  PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                                                           6,479,475
         381,930  STRATEGIC HOTEL CAPITAL INCORPORATED                                                                6,874,740
         247,760  SUNSTONE HOTEL INVESTORS INCORPORATED                                                               6,010,658

                                                                                                                     57,856,993
                                                                                                              -----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.00%
         230,410  COST PLUS INCORPORATED+<<                                                                           5,746,425
         225,100  LINENS 'N THINGS INCORPORATED+<<                                                                    5,325,866

                                                                                                                     11,072,291
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.75%
         256,900  AZTAR CORPORATION+                                                                          $       8,798,825
         137,420  GAYLORD ENTERTAINMENT COMPANY+                                                                      6,388,656

                                                                                                                     15,187,481
                                                                                                              -----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.69%
         314,700  AGCO CORPORATION+                                                                                   6,017,064
         661,880  DOT HILL SYSTEMS CORPORATION+<<                                                                     3,468,251
         388,560  EMULEX CORPORATION+<<                                                                               7,095,105
         283,290  NETGEAR INCORPORATED+<<                                                                             5,269,194
         264,032  SPARTECH CORPORATION                                                                                4,699,770
         128,200  YORK INTERNATIONAL CORPORATION                                                                      4,871,600

                                                                                                                     31,420,984
                                                                                                              -----------------

INSURANCE CARRIERS - 5.35%
         411,550  AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<                                                   4,889,214
         229,720  ARGONAUT GROUP INCORPORATED+                                                                        5,304,235
         123,040  INFINITY PROPERTY AND CASUALTY CORPORATION                                                          4,291,635
         191,930  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                              6,107,213
         397,610  UNIVERSAL AMERICAN FINANCIAL CORPORATION+<<                                                         8,993,938

                                                                                                                     29,586,235
                                                                                                              -----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.84%
         161,300  ARMOR HOLDINGS INCORPORATED+                                                                        6,389,093
         118,000  ARROW INTERNATIONAL INCORPORATED<<                                                                  3,764,200

                                                                                                                     10,153,293
                                                                                                              -----------------

MISCELLANEOUS RETAIL - 1.32%
         268,990  ACTION PERFORMANCE COMPANIES INCORPORATED<<                                                         2,372,492
         359,480  J JILL GROUP INCORPORATED+<<                                                                        4,942,850

                                                                                                                      7,315,342
                                                                                                              -----------------

OIL & GAS EXTRACTION - 2.90%
         423,200  BRIGHAM EXPLORATION COMPANY+                                                                        3,863,816
         209,940  CARRIZO OIL AND GAS INCORPORATED+                                                                   3,581,576
         355,290  KEY ENERGY SERVICES INCORPORATED+                                                                   4,299,009
         111,230  OCEANEERING INTERNATIONAL INCORPORATED+                                                             4,299,040

                                                                                                                     16,043,441
                                                                                                              -----------------

PAPER & ALLIED PRODUCTS - 1.20%
         317,640  CARAUSTAR INDUSTRIES INCORPORATED+                                                                  3,335,220
         278,150  XERIUM TECHNOLOGIES INCORPORATED+                                                                   3,296,078

                                                                                                                      6,631,298
                                                                                                              -----------------

PERSONAL SERVICES - 0.64%
          93,130  G & K SERVICES INCORPORATED CLASS A                                                                 3,513,795
                                                                                                              -----------------

PRIMARY METAL INDUSTRIES - 1.06%
         395,270  GENERAL CABLE CORPORATION+<<                                                                        5,861,854
                                                                                                              -----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.67%
         220,130  JOURNAL COMMUNICATIONS INCORPORATED CLASS A<<                                                       3,698,184
                                                                                                              -----------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES            SECURITY NAME                                                                                     VALUE
REITS - 0.59%
         214,350  COLUMBIA EQUITY TRUST INCORPORATED+                                                         $       3,290,273
                                                                                                              -----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.83%
         178,650  APPLIED FILMS CORPORATION+                                                                          4,573,440
                                                                                                              -----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.96%
         183,730  CABOT MICROELECTRONICS CORPORATION+<<                                                               5,326,333
                                                                                                              -----------------

TRANSPORTATION BY AIR - 0.98%
         586,620  AIRTRAN HOLDINGS INCORPORATED+<<                                                                    5,414,503
                                                                                                              -----------------

TRANSPORTATION EQUIPMENT - 5.52%
         353,380  AFTERMARKET TECHNOLOGY CORPORATION+<<                                                               6,159,413
         407,490  ARVIN INDUSTRIES INCORPORATED                                                                       7,249,247
         471,450  FLEETWOOD ENTERPRISES INCORPORATED+<<                                                               4,785,218
         592,260  ORBITAL SCIENCES CORPORATION+<<                                                                     5,863,374
         387,130  TENNECO AUTOMOTIVE INCORPORATED+                                                                    6,441,843

                                                                                                                     30,499,095
                                                                                                              -----------------

TRANSPORTATION SERVICES - 1.40%
         224,090  GATX CORPORATION                                                                                    7,731,105
                                                                                                              -----------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.48%
         270,810  PERFORMANCE FOOD GROUP COMPANY+<<                                                                   8,181,170
                                                                                                              -----------------

WHOLESALE TRADE-DURABLE GOODS - 4.60%
         282,230  ADESA INCORPORATED                                                                                  6,144,147
         107,320  BORGWARNER INCORPORATED                                                                             5,759,865
         268,970  INTERLINE BRANDS INCORPORATED+<<                                                                    5,325,606
         223,800  TECH DATA CORPORATION+<<                                                                            8,193,318

                                                                                                                     25,422,936
                                                                                                              -----------------

TOTAL COMMON STOCKS (COST $462,510,807)                                                                             539,524,283
                                                                                                              -----------------

COLLATERAL FOR SECURITIES LENDING - 16.48%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.48%
$      2,642,466  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                     2,642,466
                                                                                                              -----------------

PRINCIPAL                                                                       INTEREST RATE  MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.00%
       4,000,000  ALPINE SECURITIZATION CORPORATION                                   3.09%      07/05/2005           3,998,560
       1,000,000  ATOMIUM FUNDING CORPORATION                                         3.10       07/05/2005             999,640
       3,000,000  ATOMIUM FUNDING CORPORATION                                         3.10       07/11/2005           2,997,270
       4,000,000  BANCO BILBAO VIZCAYZA ARGENTARIA PUERTO RICO                        3.40       07/01/2005           4,000,000
       2,000,000  BHP BILLITON FINANCE LIMITED                                        3.05       07/01/2005           2,000,000
       2,000,000  BHP BILLITON FINANCE LIMITED                                        3.10       07/05/2005           1,999,280
       4,000,000  CLIPPER RECEIVABLES CORPORATION                                     3.09       07/07/2005           3,997,840
       4,000,000  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                     3.16       07/08/2006           4,000,000
       4,000,000  CREDIT SUISSE BANK NY+/-                                            3.48       05/04/2006           3,972,120
      33,000,000  DEUTSCHE BANK REPURCHASE AGREEMENT
                   (MATURITY VALUE $33,003,144)                                       3.43       07/01/2005          33,000,000
       2,000,000  GALAXY FUNDING INCORPORATED                                         3.45       09/29/2005           1,983,060
       2,000,000  ING USA ANNUITY AND LIFE INSURANCE+/-                               3.60       06/06/2006           2,000,000
       4,000,000  KLIO FUNDING CORPORATION                                            3.31       07/22/2005           3,992,360
       3,000,000  LIBERTY LIGHT US CAPITAL SERIES MTN+/-                              3.25       05/26/2006           2,999,700
       3,000,000  LIQUID FUNDING LIMITED+/-                                           3.09       12/19/2005           3,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                                                     PORTFOLIO OF INVESTMENTS --
WELLS FARGO ADVANTAGE EQUITY MASTER PORTFOLIOS       JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------


PRINCIPAL         SECURITY NAME                                                  INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      2,000,000  LIQUID FUNDING LIMITED+/-                                           3.09%      03/03/2006    $      2,000,000
       4,000,000  MORGAN STANLEY+/-                                                   3.52       01/13/2006           4,000,000
       4,500,000  THAMES ASSET GLOBAL SECURITIES                                      3.24       07/20/2005           4,492,215
       3,000,000  WHITE PINE FINANCE LLC+/-                                           3.25       06/12/2006           2,999,700

                                                                                                                     88,431,745
                                                                                                               ----------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,074,211)                                                           91,074,211
                                                                                                               ----------------

SHORT-TERM INVESTMENTS - 1.61%
SHARES

MUTUAL FUND - 1.61%
       8,892,117  WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                                         8,892,117
                                                                                                               ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,892,117)                                                                        8,892,117
                                                                                                               ----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $562,477,135)*                                     115.72%                                               $    639,490,611

OTHER ASSETS AND LIABILITIES, NET                        (15.72)                                                    (86,882,625)
                                                        -------                                                ----------------

TOTAL NET ASSETS                                         100.00%                                               $    552,607,986
                                                        -------                                                ----------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,892,117.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.


5



ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      Wells Fargo Master Trust

                                      By:   /S/ Karla M. Rabusch
                                            Karla M. Rabusch
                                            President

                                      By:   /S/ Stacie D. DeAngelo
                                            Stacie D. DeAngelo
                                            Treasurer

Date: August 18, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               Wells Fargo Master Trust

                                               By:  /S/ Karla M. Rabusch
                                                    Karla M. Rabusch
                                                    President

                                               By:  /S/ Stacie D. DeAngelo
                                                    Stacie D. DeAngelo
                                                    Treasurer

Date: August 18, 2005

                                  CERTIFICATION

I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, and Wells Fargo Advantage Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005


/S/ Karla M. Rabusch
Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION

I, Stacie D. DeAngelo, certify that:

1. I have reviewed this report on Form N-Q of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Equity Income Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Large Company Growth Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Small Cap Index Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, and Wells Fargo Advantage Small Company Value Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: August 18, 2005


/S/ Stacie D. DeAngelo
Stacie D. DeAngelo
Treasurer
Wells Fargo Master Trust